UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	4/30/2014

Item 1	–	Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

THE TARGET PORTFOLIO TRUST®

SEMIANNUAL REPORT • APRIL 30, 2014

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about each Portfolio’s securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Target Funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, the Rock symbol, Bring Your Challenges, Target Funds, and Target Portfolio Trust are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

TARGET PORTFOLIO TRUST

Mortgage Backed Securities Portfolio

Supplement dated June 16, 2014

to the Currently Effective Prospectus and Summary Prospectus

Effective as of June 30, 2014, the Portfolio’s investment policies with respect to investments in debt obligations will change, as explained below:

Currently, the Portfolio may invest in debt obligations that are rated at least A by Moody’s or S&P, or the equivalent by another major rating service, and may also invest in debt obligations that are unrated, but which the subadviser believes are comparable in quality.

Effective as of June 30, 2014, in addition to investing in debt obligations as described above, the Portfolio may also invest up to 10% of its investable assets in debt obligations rated the equivalent of BBB or lower, as well as unrated debt obligations which the subadviser believes are comparable in quality.

LR589

June 16, 2014

Dear Target Shareholder:

We hope you find the semiannual report for Target informative and useful. The report covers performance for the six-month period that ended April 30, 2014. Please note that Target has changed its fiscal year-end from October 31 to July 31. Going forward, Target’s annual and semi-annual reports will be based on the new fiscal year-end cycle, which will not affect the management or operation of the Portfolio.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Whether you are looking for capital growth, current income, or a combination of both, the Target portfolios feature a wide range of strategies to suit a variety of investment needs.

Target is founded upon the belief that investment management talent is dispersed across a variety of firms and can be systematically identified through research. The managers for each portfolio are carefully chosen from among the leading institutional money managers and are monitored by our team of experienced investment management analysts. Of course, the future performance of the Target portfolios cannot be guaranteed.

Your selections among the Target portfolios can evolve as your needs change. Your financial professional can help you stay informed of important developments and assist you in determining whether you need to modify your investments.

Thank you for your continued confidence.

Sincerely,

Stuart S. Parker, President

The Target Portfolio Trust

The TARGET Portfolio Trust	1

Target Large Capitalization Growth Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

	Cumulative Total Returns as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class R	3.63%	18.95%	114.19%	N/A	53.32% (8/22/06)
Class T	3.85	19.49	119.41	84.28%	—
Russell 1000® Growth Index	6.95	20.66	143.35	115.67	—
S&P 500 Index	8.35	20.42	139.88	109.22	—
Lipper Large-Cap Growth Funds Average	4.73	20.17	122.23	101.60	—

	Average Annual Total Returns as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class R		21.70%	18.92%	N/A	6.01% (8/22/06)
Class T		22.29	19.50	5.92%	—
Russell 1000 Growth Index		23.22	21.68	7.86	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Large-Cap Growth Funds Average		23.49	19.81	7.15	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R	Class T
Maximum initial sales charge	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.75% (.50% currently)	None

2	The TARGET Portfolio Trust

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.

Lipper Large-Cap Growth Funds Average

Lipper Large-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity (USDE) large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Benchmark Inception Returns

Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/14 is 91.59% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/14 is 8.95% for Class R. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/14 is 70.19% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/14 is 7.16% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/14 is 76.59% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/14 is 7.95% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, sales charges or taxes.

The TARGET Portfolio Trust	3

Target Large Capitalization Value Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

	Cumulative Total Returns as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class R	8.53%	21.88%	122.09%	N/A	32.46% (8/22/06)
Class T	8.83	22.52	127.46	85.42%	—
Russell 1000® Value Index	9.61	20.90	143.92	114.94	—
S&P 500 Index	8.35	20.42	139.88	109.22	—
Lipper Large-Cap Value Funds Average	8.42	20.18	126.05	97.80	—

	Average Annual Total Returns as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class R		24.71%	19.42%	N/A	3.74% (8/22/06)
Class T		25.37	20.00	6.07%	—
Russell 1000 Value Index		21.57	21.75	7.58	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Large-Cap Value Funds Average		21.83	19.83	6.76	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R	Class T
Maximum initial sales charge	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.75% (.50% currently)	None

4	The TARGET Portfolio Trust

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index which contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.

Lipper Large-Cap Value Funds Average

Lipper Large-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity (USDE) large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index.

Benchmark Inception Returns

Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/14 is 56.10% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 3/31/14 is 5.92% for Class R. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/14 is 70.19% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/14 is 7.16% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/14 is 51.51% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/14 is 5.52% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, sales charges or taxes.

The TARGET Portfolio Trust	5

Target Small Capitalization Growth Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

	Cumulative Total Returns as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class R	–0.71%	14.17%	133.74%	N/A	38.68% (8/22/06)
Class T	–0.50	14.74	139.52	67.99%	—
Russell 2000® Growth Index	1.27	21.46	154.04	133.55	—
Russell 2000® Index	3.08	20.50	147.16	129.70	—
Lipper Small-Cap Growth Funds Average	0.43	21.03	151.56	126.13	—

	Average Annual Total Returns as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class R		20.99%	22.98%	N/A	5.36% (8/22/06)
Class T		21.56	23.57	5.58%	—
Russell 2000 Growth Index		27.19	25.24	8.87	—
Russell 2000 Index		24.90	24.31	8.53	—
Lipper Small-Cap Growth Funds Average		26.80	24.68	8.50	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R	Class T
Maximum initial sales charge	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.75% (.50% currently)	None

6	The TARGET Portfolio Trust

Benchmark Definitions

Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged index which contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed.

Lipper Small-Cap Growth Funds Average

Lipper Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity (USDE) small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P SmallCap 600 Index.

Benchmark Inception Returns

Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/14 is 90.06% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/14 is 9.60% for Class R. Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/14 is 73.69% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/14 is 8.11% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/14 is 84.01% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/14 is 9.05% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, sales charges or taxes.

The TARGET Portfolio Trust	7

Target Small Capitalization Value Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

	Cumulative Total Returns as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	N/A	N/A	N/A	N/A	2.06% (2/14/14)
Class R	4.64%	20.32%	141.35%	N/A	85.76 (8/22/06)
Class T	4.91	20.88	147.35	174.13%	—
Russell 2000® Value Index	4.97	19.61	139.91	123.31	—
Russell 2000 Index	3.08	20.50	147.16	129.70	—
Lipper Small-Cap Value Funds Average	5.83	22.51	153.81	134.09	—
Lipper Small-Cap Core Funds Average	4.39	21.42	147.01	135.46	—

	Average Annual Total Returns as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		N/A	N/A	N/A	N/A
Class R		21.93%	22.75%	N/A	8.69% (8/22/06)
Class T		22.49	23.35	10.45%	—
Russell 2000 Value Index		22.65	23.33	8.07	—
Russell 2000 Index		24.90	24.31	8.53	—
Lipper Small-Cap Value Funds Average		24.02	25.08	8.65	—
Lipper Small-Cap Core Funds Average		23.71	23.93	8.73	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

8	The TARGET Portfolio Trust

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class R	Class T
Maximum initial sales charge	5.50% of the public Offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	.75% (.50% currently)	None

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed.

Lipper Small-Cap Value Funds Average

Lipper Small-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, piece-to-book ratio, and a three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. Although Lipper classifies the Portfolio in the Lipper Small-Cap Core Funds Performance Universe, returns for the Lipper Small-Cap Value Funds Performance Universe are also shown because the Portfolio’s manager believes that the funds included in the Lipper Small-Cap Value Funds Performance Universe provide a more appropriate basis for Portfolio performance comparisons.

Lipper Small-Cap Core Funds Average

Lipper Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity (USDE) small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value, compared to the S&P SmallCap 600 Index.

The TARGET Portfolio Trust	9

Target Small Capitalization Value Portfolio

Performance (continued)

Benchmark Inception Returns

Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 4/30/14 are 3.15% for Class A and 57.71% for Class R. Russell 2000 Value Index Month-End to Inception average annual total return as of 3/31/14 is 6.56% for Class R. Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 4/30/14 are –0.04% for Class A and 73.69% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/14 is 8.11% for Class R. Lipper Small-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/14 are 3.75% for Class A and 73.66% for Class R. Lipper Small-Cap Value Funds Average Closest Month-End to Inception average annual total return as of 3/31/14 is 7.72% for Class R. Lipper Small-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/14 are 2.37% for Class A and 76.97% for Class R. Lipper Small-Cap Core Funds Average Closest Month-End to Inception average annual total return as of 3/31/14 is 8.09% for Class R. Class A shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, sales charges or taxes.

10	The TARGET Portfolio Trust

Target International Equity Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

	Cumulative Total Returns as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class Q	3.07%	12.29%	N/A	N/A	18.86% (3/1/11)
Class R	2.71	11.59	81.46%	N/A	26.03 (8/22/06)
Class T	3.04	12.18	85.98	98.52%	—
MSCI EAFE ND Index	4.44	13.35	89.01	95.36	—
Lipper Customized Blend Funds Average	3.67	12.05	88.22	93.38	—
Lipper International Multi-Cap Core Funds Average	3.57	12.04	89.98	92.42	—

	Average Annual Total Returns as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class Q		15.66%	N/A	N/A	5.36% (3/1/11)
Class R		15.03	15.07%	N/A	2.95 (8/22/06)
Class T		15.54	15.64	6.73%	—
MSCI EAFE ND Index		17.54	16.02	6.53	—
Lipper Customized Blend Funds Average		15.64	15.64	6.32	—
Lipper International Multi-Cap Core Funds Average		15.70	15.84	6.27	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class Q	Class R	Class T
Maximum initial sales charge	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	None	.75% (.50% currently)	None

The TARGET Portfolio Trust	11

Target International Equity Portfolio

Performance (continued)

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average is a 50/50 blend of the Lipper International Multi-Cap Core Funds and Lipper International Large-Cap Core Funds Averages. Although Lipper classifies the Portfolio in the Lipper International Multi-Cap Core Funds Performance Universe, returns for the Lipper Customized Blend Funds Performance Universe are also shown because the Portfolio’s manager believes that the funds included in this custom blend universe provide a more appropriate basis for Portfolio performance comparisons.

Lipper International Multi-Cap Core Funds Average

Lipper International Multi-Cap Core funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the MSCI EAFE Index.

Benchmark Inception Returns

International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 4/30/14 are 22.22% for Class Q; 27.66% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 6.23% for Class Q; 3.08% for Class R. Lipper Customized Blend Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/14 are 20.12% for Class Q and 26.70% for Class R. Lipper Customized Blend Funds Average Closest Month-End to Inception average annual total returns as of 3/31/14 are 5.74% for Class Q and 2.94% for Class R. Lipper International Multi-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/14 are 20.59% for Class Q; 26.82% for Class R. Lipper International Multi-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/14 are 5.89% for Class Q; 2.96% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, sales charges or taxes.

12	The TARGET Portfolio Trust

Target Total Return Bond Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

	Cumulative Total Returns as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class R	0.74%	–2.49%	33.62%	N/A	54.51% (8/22/06)
Class T	0.99	–2.06	37.07	76.60%	—
Barclays U.S. Aggregate Bond Index	1.74	–0.26	26.88	60.23	—
Lipper Core Bond Funds Average	2.08	–0.15	35.69	54.61	—
Lipper Corporate Debt BBB-Rated Funds Average	3.67	0.64	55.54	74.01	—

		Average Annual Total Returns as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class R		–2.11%	6.22%	N/A	5.78% (8/22/06)
Class T		–1.51	6.78	5.55%	—
Barclays U.S. Aggregate Bond Index		–0.10	4.80	4.46	—
Lipper Core Bond Funds Average		0.01	6.35	4.05	—
Lipper Corporate Debt BBB-Rated Funds Average		1.32	9.48	5.21	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class R	Class T
Maximum initial sales charge	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.75% (.50% currently)	None

The TARGET Portfolio Trust	13

Target Total Return Bond Portfolio

Performance (continued)

Benchmark Definitions

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed.

Lipper Core Bond Funds Average

Lipper Core Bond funds invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. Although Lipper classifies the Portfolio in the Lipper Corporate Debt BBB-Rated Funds Performance Universe, returns for the Lipper Core Bond Funds Performance Universe are also shown because the Portfolio’s manager believes that the funds included in the Lipper Core Bond Funds Performance Universe provide a more appropriate basis for Portfolio performance comparisons.

Lipper Corporate Debt BBB-Rated Funds Average

Lipper Corporate Debt BBB-Rated funds invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Benchmark Inception Returns

Total Return Bond Portfolio—Barclays U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/14 is 46.73% for Class R. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return as of 3/31/14 is 5.07% for Class R. Lipper Core Bond Funds Average Closest Month-End to Inception cumulative total return as of 4/30/14 is 43.46% for Class R. Lipper Core Bond Funds Average Closest Month-End to Inception average annual total return as of 3/31/14 is 4.72% for Class R. Lipper Corporate Debt BBB-Rated Funds Average Closest Month-End to Inception cumulative total return as of 4/30/14 is 59.59% for Class R. Lipper Corporate Debt BBB-Rated Funds Average Closest Month-End to Inception average annual total return as of 3/31/14 is 6.12% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, sales charges or taxes.

14	The TARGET Portfolio Trust

Target Intermediate-Term Bond Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

	Cumulative Total Returns as of 4/30/14
	Six Months	One Year	Five Years	Ten Years
Class T	0.32%	–2.61%	29.33%	69.30%
Barclays Intermediate Govt./Credit Bond Index	0.88	–0.24	22.80	51.48
Lipper Core Bond Funds Average	2.08	–0.15	35.69	54.61

	Average Annual Total Returns as of 3/31/14
		One Year	Five Years	Ten Years
Class T		–2.00%	5.42%	5.15%
Barclays Intermediate Govt./Credit Bond Index		–0.13	4.18	3.94
Lipper Core Bond Funds Average		0.01	6.35	4.05

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

Class T
Maximum initial sales charge	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	None
Annual distribution and service (12b-1) fees	None

Benchmark Definitions

Barclays Intermediate Government/Credit Bond Index

The Barclays Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed.

The TARGET Portfolio Trust	15

Lipper Core Bond Funds Average

Lipper Core Bond funds invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, sales charges or taxes.

16	The TARGET Portfolio Trust

Target Mortgage-Backed Securities Portfolio

Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

	Cumulative Total Returns as of 4/30/14
	Six Months	One Year	Five Years	Ten Years
Class T	1.40%	–0.18%	38.79%	64.21%
Barclays Mortgage-Backed Securities Index	1.41	0.59	19.92	60.75
Citigroup Mortgage-Backed Securities Index	1.34	0.52	20.03	61.36
Lipper U.S. Mortgage Funds Average	1.45	0.19	26.10	51.25

	Average Annual Total Returns as of 3/31/14
		One Year	Five Years	Ten Years
Class T		–0.45%	6.71%	4.81%
Barclays Mortgage-Backed Securities Index		0.20	3.57	4.58
Citigroup Mortgage-Backed Securities Index		0.11	3.57	4.62
Lipper U.S. Mortgage Funds Average		–0.10	4.65	3.89

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

Class T
Maximum initial sales charge	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	None
Annual distribution and service (12b-1) fees	None

The TARGET Portfolio Trust	17

Benchmark Definitions

Barclays Mortgage-Backed Securities Index

The Barclays Mortgage-Backed Securities Index is an unmanaged, market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons.

Citigroup Mortgage-Backed Securities Index

The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. It gives a broad indication of how mortgage-backed securities have performed.

Lipper U.S. Mortgage Funds Average

Lipper U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deduction for portfolio operating expenses, sales charges, or taxes.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages reflect the deduction of operating expenses, sales charges or taxes.

18	The TARGET Portfolio Trust

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account

The TARGET Portfolio Trust	19

Fees and Expenses (continued)

balance or the number of Prudential Investments funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R
Actual	$1,000.00	$1,036.30	1.29%	$6.51
Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Class T
Actual	$1,000.00	$1,038.50	0.79%	$3.99
Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

Large Capitalization Value Portfolio	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R
Actual	$1,000.00	$1,085.30	1.29%	$6.67
Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Class T
Actual	$1,000.00	$1,088.30	0.79%	$4.09
Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

20	The TARGET Portfolio Trust

Small Capitalization Growth Portfolio	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R
Actual	$1,000.00	$992.90	1.36%	$6.72
Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80
Class T
Actual	$1,000.00	$995.00	0.86%	$4.25
Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

Small Capitalization Value Portfolio	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A
Actual**	$1,000.00	$1,020.60	0.98%	$2.06
Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Class R
Actual	$1,000.00	$1,046.40	1.23%	$6.24
Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
Class T
Actual	$1,000.00	$1,049.10	0.73%	$3.71
Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

International Equity Portfolio	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class Q
Actual	$1,000.00	$1,030.70	0.81%	$4.08
Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
Class R
Actual	$1,000.00	$1,027.10	1.41%	$7.09
Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05
Class T
Actual	$1,000.00	$1,030.40	0.91%	$4.58
Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

The TARGET Portfolio Trust	21

Fees and Expenses (continued)

Total Return Bond Portfolio	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R
Actual	$1,000.00	$1,007.40	1.15%	$5.72
Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class T
Actual	$1,000.00	$1,009.90	0.65%	$3.24
Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

Intermediate-Term Bond Portfolio	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class T
Actual	$1,000.00	$1,003.20	0.78%	$3.87
Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

Mortgage Backed Securities Portfolio	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class T
Actual	$1,000.00	$1,014.00	0.97%	$4.84
Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

*Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days.

**“Actual” expenses are calculated using the 37-day period ended April 30, 2014, due to the Class’s inception date of February 14, 2014.

Each Portfolio’s annualized expense ratios for the period ended April 30, 2014, are as follows:

Target Portfolio Trust—Large Capitalization Growth Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
R	1.54%	1.29%
T	0.79	0.79

22	The TARGET Portfolio Trust

Target Portfolio Trust—Large Capitalization Value Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
R	1.54%	1.29%
T	0.79	0.79

Target Portfolio Trust—Small Capitalization Growth Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
R	1.61%	1.36%
T	0.86	0.86

Target Portfolio Trust—Small Capitalization Value Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
A	0.97%	0.92%
R	1.42	1.17
T	0.67	0.67

Target Portfolio Trust—International Equity Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
Q	0.81%	0.81%
R	1.66	1.41
T	0.91	0.91

Target Portfolio Trust—Total Return Bond Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
R	1.40%	1.15%
T	0.65	0.65

Target Portfolio Trust—Intermediate-Term Bond Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
T	0.78%	0.78%

Target Portfolio Trust—Mortgage-Backed Securities Portfolio

Class	Gross Operating Expenses	Net Operating Expenses
T	0.97%	0.97%

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Portfolio expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

The TARGET Portfolio Trust	23

Portfolio of Investments As of April 30, 2014 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—97.3%

	COMMON STOCKS

	Aerospace & Defense—1.9%
10,060	B/E Aerospace, Inc.*	$882,966
17,260	Honeywell International, Inc.	1,603,454
11,134	Precision Castparts Corp.	2,817,904

		5,304,324

	Auto Components—0.1%
4,470	BorgWarner, Inc.	277,766

	Beverages—0.8%
8,330	Constellation Brands, Inc. (Class A Stock)*(a)	665,067
27,572	Diageo PLC (United Kingdom)	844,796
5,218	Pernod-Ricard SA (France)	626,204

		2,136,067

	Biotechnology—4.8%
12,350	Alexion Pharmaceuticals, Inc.*	1,953,770
8,969	Biogen Idec, Inc.*	2,575,179
6,591	Celgene Corp.*	968,943
82,939	Gilead Sciences, Inc.*	6,509,882
530	Intercept Pharmaceuticals, Inc.*	139,984
4,050	Isis Pharmaceuticals, Inc.*(a)	107,771
3,762	Regeneron Pharmaceuticals, Inc.*(a)	1,116,900

		13,372,429

	Capital Markets—2.9%
5,421	Affiliated Managers Group, Inc.*	1,074,442
2,316	BlackRock, Inc.	697,116
194,139	Charles Schwab Corp. (The)	5,154,391
32,140	Morgan Stanley	994,090

		7,920,039

	Chemicals—3.3%
8,130	Airgas, Inc.	863,894
41,596	Ecolab, Inc.	4,352,605
21,888	Monsanto Co.	2,423,002
6,966	Sherwin-Williams Co. (The)	1,392,085

		9,031,586

	Commercial Services & Supplies—1.5%
34,603	Stericycle, Inc.*	4,029,173

	Communications Equipment—2.9%
102,621	QUALCOMM, Inc.	8,077,299

See Notes to Financial Statements.

The TARGET Portfolio Trust	25

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Construction & Engineering—1.6%
57,054	Fluor Corp.	$4,318,988

	Consumer Finance—0.6%
20,750	American Express Co.	1,814,172

	Diversified Financial Services—0.9%
12,200	IntercontinentalExchange Group, Inc.	2,494,168

	Electrical Equipment—0.5%
28,470	AMETEK, Inc.	1,500,938

	Electronic Equipment, Instruments & Components—2.3%
45,983	Amphenol Corp. (Class A Stock)	4,384,479
74,010	National Instruments Corp.	2,021,213

		6,405,692

	Energy Equipment & Services—5.9%
22,333	Core Laboratories NV	4,191,458
81,766	FMC Technologies, Inc.*	4,636,132
9,900	Halliburton Co.	624,393
68,171	Schlumberger Ltd.	6,922,765

		16,374,748

	Food & Staples Retailing—3.8%
40,105	Costco Wholesale Corp.	4,639,347
15,610	CVS Caremark Corp.	1,135,159
97,439	Whole Foods Market, Inc.	4,842,718

		10,617,224

	Food Products—2.9%
8,812	Danone (France)	650,669
66,707	Mead Johnson Nutrition Co.	5,887,560
39,610	Mondelez International, Inc. (Class A Stock)	1,412,096

		7,950,325

	Health Care Equipment & Supplies—2.4%
2,241	C.R. Bard, Inc.	307,757
3,561	Cooper Cos., Inc. (The)	469,731
24,664	Covidien PLC	1,757,310
11,248	Intuitive Surgical, Inc.*	4,068,402

		6,603,200

	Health Care Providers & Services—4.1%
56,899	DaVita HealthCare Partners, Inc.*	3,943,101
110,173	Express Scripts Holding Co.*	7,335,318

		11,278,419

See Notes to Financial Statements.

26	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Health Care Technology—0.3%
15,512	Cerner Corp.*(a)	$795,766

	Hotels, Restaurants & Leisure—4.3%
22,260	Las Vegas Sands Corp.	1,761,434
22,180	Marriott International, Inc. (Class A Stock)(a)	1,284,887
81,231	Starbucks Corp.	5,736,533
10,896	Wynn Resorts Ltd.	2,221,586
11,131	Yum! Brands, Inc.	856,976

		11,861,416

	Household Products—0.4%
16,785	Colgate-Palmolive Co.	1,129,631

	Industrial Conglomerates—3.1%
101,268	Danaher Corp.	7,431,046
8,014	Roper Industries, Inc.	1,113,545

		8,544,591

	Insurance—0.2%
12,250	MetLife, Inc.	641,288

	Internet & Catalog Retail—1.5%
4,544	Amazon.com, Inc.*	1,381,967
2,396	Priceline Group, Inc. (The)*	2,773,969

		4,155,936

	Internet Software & Services—6.2%
24,270	eBay, Inc.*	1,257,914
38,600	Facebook, Inc. (Class A Stock)*	2,307,508
11,644	Google, Inc. (Class A Stock)*	6,228,143
11,644	Google, Inc. (Class C Stock)*	6,132,429
5,218	LinkedIn Corp. (Class A Stock)*	800,806
11,400	Yahoo!, Inc.*	409,830

		17,136,630

	IT Services—8.5%
41,369	Accenture PLC (Class A Stock)	3,318,621
100,518	Cognizant Technology Solutions Corp. (Class A Stock)*	4,815,315
9,050	FleetCor Technologies, Inc.*	1,032,876
166,021	Genpact Ltd.*(a)	2,799,114
33,246	MasterCard, Inc. (Class A Stock)	2,445,243
44,847	Visa, Inc. (Class A Stock)	9,086,451

		23,497,620

	Life Sciences Tools & Services—2.3%
35,502	Covance, Inc.*	3,134,117
1,050	Illumina, Inc.*(a)	142,642
27,217	Thermo Fisher Scientific, Inc.	3,102,738

		6,379,497

See Notes to Financial Statements.

The TARGET Portfolio Trust	27

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Machinery—0.8%
9,730	Colfax Corp.*	$700,365
7,106	Cummins, Inc.	1,071,940
6,989	Joy Global, Inc.(a)	421,996

		2,194,301

	Media—4.8%
3,100	AMC Networks, Inc. (Class A Stock)*	203,577
41,918	Comcast Corp. (Special Class A Stock)	2,139,076
54,970	Discovery Communications, Inc. (Class A Stock)*	4,172,223
18,600	Time Warner, Inc.	1,236,156
72,770	Twenty-First Century Fox, Inc. (Class A Stock)	2,330,095
12,410	Viacom, Inc. (Class B Stock)	1,054,602
26,330	Walt Disney Co. (The)	2,089,022

		13,224,751

	Oil, Gas & Consumable Fuels—1.9%
13,510	Anadarko Petroleum Corp.	1,337,760
3,690	Antero Resources Corp*	242,322
19,310	Cabot Oil & Gas Corp.	758,497
17,454	Noble Energy, Inc.	1,252,848
9,033	Pioneer Natural Resources Co.	1,745,808

		5,337,235

	Personal Products—1.9%
70,845	Estee Lauder Cos., Inc. (The) (Class A Stock)	5,141,222

	Pharmaceuticals—2.4%
10,270	Actavis PLC*(a)	2,098,469
37,500	Bristol-Myers Squibb Co.	1,878,375
2,360	Forest Laboratories, Inc.*	216,908
7,265	Perrigo Co. PLC	1,052,408
7,730	Valeant Pharmaceuticals International, Inc.*	1,033,578
15,580	Zoetis, Inc.	471,451

		6,751,189

	Professional Services—0.3%
13,370	Verisk Analytics, Inc. (Class A Stock)*	803,403

	Real Estate Investment Trusts (REITs)—1.0%
33,962	American Tower Corp.	2,836,506

	Road & Rail—0.6%
4,755	Kansas City Southern	479,684
5,829	Union Pacific Corp.	1,110,017

		1,589,701

See Notes to Financial Statements.

28	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Semiconductors & Semiconductor Equipment—0.6%
39,430	Altera Corp.	$1,282,264
9,100	Linear Technology Corp.	404,950

		1,687,214

	Software—3.8%
27,346	ANSYS, Inc.*	2,086,773
8,860	Autodesk, Inc.*	425,457
7,600	Citrix Systems, Inc.*(a)	450,756
46,060	Oracle Corp.	1,882,933
11,110	PTC, Inc.*	392,961
98,179	Salesforce.com, Inc.*	5,070,945
3,250	VMware, Inc. (Class A Stock)*(a)	300,658

		10,610,483

	Specialty Retail—1.8%
1,338	AutoZone, Inc.*(a)	714,345
26,351	Ross Stores, Inc.	1,793,976
8,840	Tiffany & Co.	773,412
16,580	TJX Cos., Inc. (The)	964,624
8,460	Tractor Supply Co.(a)	568,850
4,130	Urban Outfitters, Inc.*(a)	147,255

		4,962,462

	Technology Hardware, Storage & Peripherals—3.3%
11,206	Apple, Inc.	6,612,548
101,686	EMC Corp.	2,623,499

		9,236,047

	Textiles, Apparel & Luxury Goods—2.7%
21,752	Fossil Group, Inc.*	2,319,851
5,043	LVMH Moet Hennessy Louis Vuitton SA (France)	993,441
9,050	Michael Kors Holdings Ltd.*	825,360
12,350	NIKE, Inc. (Class B Stock)	900,932
4,929	PVH Corp.	618,935
29,980	VF Corp.	1,831,478

		7,489,997

	Tobacco—0.3%
11,490	Philip Morris International, Inc.	981,591

	Trading Companies & Distributors—1.1%
59,960	Fastenal Co.	3,002,797

	TOTAL LONG-TERM INVESTMENTS (cost $194,539,274)	269,497,831

See Notes to Financial Statements.

The TARGET Portfolio Trust	29

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—6.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
16,537,669	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $16,537,669; includes $8,311,742 of cash collateral for securities on loan)(Note 3)(b)(w)	$16,537,669

	TOTAL INVESTMENTS—103.3% (cost $211,076,943; Note 5)	286,035,500
	Liabilities in excess of other assets—(3.3%)	(9,194,358)

	NET ASSETS—100.0%	$276,841,142

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,232,611; cash collateral of $8,311,742 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,304,324	$—	$—
Auto Components	277,766	—	—
Beverages	665,067	1,471,000	—
Biotechnology	13,372,429	—	—
Capital Markets	7,920,039	—	—
Chemicals	9,031,586	—	—
Commercial Services & Supplies	4,029,173	—	—
Communications Equipment	8,077,299	—	—
Construction & Engineering	4,318,988	—	—
Consumer Finance	1,814,172	—	—
Diversified Financial Services	2,494,168	—	—
Electrical Equipment	1,500,938	—	—

See Notes to Financial Statements.

30	The TARGET Portfolio Trust

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Electronic Equipment, Instruments & Components	$6,405,692	$—	$—
Energy Equipment & Services	16,374,748	—	—
Food & Staples Retailing	10,617,224	—	—
Food Products	7,299,656	650,669	—
Health Care Equipment & Supplies	6,603,200	—	—
Health Care Providers & Services	11,278,419	—	—
Health Care Technology	795,766	—	—
Hotels, Restaurants & Leisure	11,861,416	—	—
Household Products	1,129,631	—	—
Industrial Conglomerates	8,544,591	—	—
Insurance	641,288	—	—
Internet & Catalog Retail	4,155,936	—	—
Internet Software & Services	17,136,630	—	—
IT Services	23,497,620	—	—
Life Sciences Tools & Services	6,379,497	—	—
Machinery	2,194,301	—	—
Media	13,224,751	—	—
Oil, Gas & Consumable Fuels	5,337,235	—	—
Personal Products	5,141,222	—	—
Pharmaceuticals	6,751,189	—	—
Professional Services	803,403	—	—
Real Estate Investment Trusts (REITs)	2,836,506	—	—
Road & Rail	1,589,701	—	—
Semiconductors & Semiconductor Equipment	1,687,214	—	—
Software	10,610,483	—	—
Specialty Retail	4,962,462	—	—
Technology Hardware, Storage & Peripherals	9,236,047	—	—
Textiles, Apparel & Luxury Goods	6,496,556	993,441	—
Tobacco	981,591	—	—
Trading Companies & Distributors	3,002,797	—	—
Affiliated Money Market Mutual Fund	16,537,669	—	—

Total	$282,920,390	$3,115,110	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

IT Services	8.5%
Internet Software & Services	6.2
Affiliated Money Market Mutual Fund (including 3.0% of collateral for securities on loan)	6.0
Energy Equipment & Services	5.9
Biotechnology	4.8
Media	4.8
Hotels, Restaurants & Leisure	4.3
Health Care Providers & Services	4.1
Food & Staples Retailing	3.8
Software	3.8
Chemicals	3.3
Technology Hardware, Storage & Peripherals	3.3
Industrial Conglomerates	3.1%
Capital Markets	2.9
Communications Equipment	2.9
Food Products	2.9
Textiles, Apparel & Luxury Goods	2.7
Health Care Equipment & Supplies	2.4
Pharmaceuticals	2.4
Electronic Equipment, Instruments & Components	2.3
Life Sciences Tools & Services	2.3
Aerospace & Defense	1.9
Oil, Gas & Consumable Fuels	1.9
Personal Products	1.9

See Notes to Financial Statements.

The TARGET Portfolio Trust	31

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

Industry (cont’d.)
Specialty Retail	1.8%
Construction & Engineering	1.6
Commercial Services & Supplies	1.5
Internet & Catalog Retail	1.5
Trading Companies & Distributors	1.1
Real Estate Investment Trusts (REITs)	1.0
Diversified Financial Services	0.9
Beverages	0.8
Machinery	0.8
Consumer Finance	0.6
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	0.6%
Electrical Equipment	0.5
Household Products	0.4
Health Care Technology	0.3
Professional Services	0.3
Tobacco	0.3
Insurance	0.2
Auto Components	0.1

103.3
Liabilities in excess of other assets	(3.3)

100.0%

See Notes to Financial Statements.

32	The TARGET Portfolio Trust

Portfolio of Investments As of April 30, 2014 (Unaudited)	Large Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—97.5%

	COMMON STOCKS

	Aerospace & Defense—3.6%
32,700	Boeing Co. (The)	$4,218,954
10,200	Embraer SA (Brazil), ADR	350,880
10,500	Lockheed Martin Corp.	1,723,470
31,500	Northrop Grumman Corp.	3,827,565

		10,120,869

	Auto Components—1.9%
41,800	Delphi Automotive PLC (United Kingdom)	2,793,912
40,200	Johnson Controls, Inc.	1,814,628
5,300	Lear Corp.	440,218
4,600	Magna International, Inc. (Canada)	450,754

		5,499,512

	Automobiles—1.5%
172,900	Ford Motor Co.	2,792,335
26,900	General Motors Co.	927,512
12,800	Honda Motor Co. Ltd. (Japan)	426,240

		4,146,087

	Banks—10.9%
344,786	Bank of America Corp.	5,220,060
11,000	BB&T Corp.	410,630
58,285	CIT Group, Inc.	2,509,169
114,693	Citigroup, Inc.	5,494,942
97,120	Fifth Third Bancorp	2,001,643
122,700	JPMorgan Chase & Co.	6,868,746
25,700	PNC Financial Services Group, Inc. (The)	2,159,828
125,643	Wells Fargo & Co.	6,236,919

		30,901,937

	Beverages—1.0%
19,200	Molson Coors Brewing Co. (Class B Stock)	1,151,424
20,350	PepsiCo, Inc.	1,747,861

		2,899,285

	Biotechnology—0.4%
9,300	Amgen, Inc.	1,039,275

	Capital Markets—3.3%
27,700	Bank of New York Mellon Corp. (The)	938,199
11,025	BlackRock, Inc.	3,318,525
6,900	Goldman Sachs Group, Inc. (The)	1,102,758
84,780	Morgan Stanley	2,622,245

See Notes to Financial Statements.

The TARGET Portfolio Trust	33

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Capital Markets (continued)
19,900	State Street Corp.	$1,284,744

		9,266,471

	Chemicals—2.5%
34,415	E.I. du Pont de Nemours & Co.	2,316,818
5,700	PPG Industries, Inc.	1,103,634
28,165	Praxair, Inc.	3,676,940

		7,097,392

	Communications Equipment—0.7%
91,200	Cisco Systems, Inc.	2,107,632

	Consumer Finance—2.2%
53,200	Capital One Financial Corp.	3,931,480
92,500	SLM Corp.	2,381,875

		6,313,355

	Diversified Financial Services—1.4%
55,030	CME Group, Inc.	3,873,562

	Diversified Telecommunication Services—1.7%
52,500	AT&T, Inc.	1,874,250
57,385	CenturyLink, Inc.(a)	2,003,310
22,800	Verizon Communications, Inc.	1,065,444

		4,943,004

	Electric Utilities—2.4%
40,300	American Electric Power Co., Inc.	2,168,543
10,300	Edison International	582,568
32,700	Exelon Corp.	1,145,481
57,700	PPL Corp.	1,923,718
21,200	Southern Co. (The)	971,596

		6,791,906

	Electronic Equipment, Instruments & Components—1.0%
135,800	Corning, Inc.	2,839,578

	Energy Equipment & Services—1.3%
48,015	National Oilwell Varco, Inc.	3,770,618

	Food & Staples Retailing—3.2%
55,480	CVS Caremark Corp.	4,034,506
24,700	Kroger Co. (The)	1,137,188
35,500	Wal-Mart Stores, Inc.	2,829,705
16,708	Walgreen Co.	1,134,473

		9,135,872

See Notes to Financial Statements.

34	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Food Products—0.8%
36,100	ConAgra Foods, Inc.	$1,101,411
10,700	Kellogg Co.	715,081
12,600	Mondelez International, Inc. (Class A Stock)	449,190

		2,265,682

	Health Care Equipment & Supplies—2.0%
64,500	Abbott Laboratories	2,498,730
38,900	Medtronic, Inc.	2,288,098
9,800	Zimmer Holdings, Inc.	948,640

		5,735,468

	Health Care Providers & Services—3.7%
13,524	Cigna Corp.	1,082,461
10,300	Humana, Inc.	1,130,425
86,825	UnitedHealth Group, Inc.	6,515,348
17,000	WellPoint, Inc.	1,711,560

		10,439,794

	Hotels, Restaurants & Leisure—0.4%
47,372	International Game Technology	594,519
6,700	McDonald’s Corp.	679,246

		1,273,765

	Household Durables—0.4%
7,300	Whirlpool Corp.	1,119,674

	Independent Power & Renewable Electricity Producers—0.5%
47,300	NRG Energy, Inc.	1,547,656

	Industrial Conglomerates—1.1%
116,000	General Electric Co.	3,119,240

	Insurance—7.5%
97,300	Allstate Corp. (The)	5,541,235
144,590	American International Group, Inc.	7,682,067
70,415	Marsh & McLennan Cos., Inc.	3,472,163
39,500	MetLife, Inc.	2,067,825
11,600	Travelers Cos., Inc. (The)	1,050,728
47,200	Unum Group	1,567,984

		21,382,002

	IT Services—1.2%
7,100	International Business Machines Corp.	1,394,937
174,900	Xerox Corp.	2,114,541

		3,509,478

	Life Sciences Tools & Services—1.4%
73,975	Agilent Technologies, Inc.	3,997,609

See Notes to Financial Statements.

The TARGET Portfolio Trust	35

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Machinery—3.4%
14,200	Cummins, Inc.	$2,142,070
11,500	Deere & Co.	1,073,410
58,185	Ingersoll-Rand PLC	3,479,463
16,900	PACCAR, Inc.	1,081,262
7,600	Parker Hannifin Corp.	964,288
10,500	Stanley Black & Decker, Inc.	901,845

		9,642,338

	Media—1.4%
15,200	CBS Corp. (Class B Stock)	877,952
27,800	Comcast Corp. (Special Class A Stock)	1,418,634
48,700	Interpublic Group of Cos., Inc. (The)	848,354
6,600	Time Warner Cable, Inc.	933,636

		4,078,576

	Metals & Mining—0.7%
55,300	Freeport-McMoRan Copper & Gold, Inc.	1,900,661

	Multi-Utilities—0.9%
64,400	Public Service Enterprise Group, Inc.	2,638,468

	Multiline Retail—1.3%
21,700	Macy’s, Inc.	1,246,231
38,500	Target Corp.	2,377,375

		3,623,606

	Oil, Gas & Consumable Fuels—8.5%
38,800	Chesapeake Energy Corp.	1,115,500
22,800	Chevron Corp.	2,861,856
29,300	ConocoPhillips	2,177,283
11,000	Exxon Mobil Corp.	1,126,510
36,265	HollyFrontier Corp.(a)	1,907,177
95,100	Marathon Oil Corp.	3,437,865
45,600	Murphy Oil Corp.	2,892,408
61,691	Royal Dutch Shell PLC (Netherlands), ADR	4,857,549
52,800	Total SA, ADR (France)(a)	3,761,472

		24,137,620

	Paper & Forest Products—1.5%
93,375	International Paper Co.	4,355,944

	Pharmaceuticals—7.1%
51,720	AbbVie, Inc.	2,693,578
27,800	AstraZeneca PLC, ADR (United Kingdom)(a)	2,197,590
36,000	Eli Lilly & Co.	2,127,600

See Notes to Financial Statements.

36	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Pharmaceuticals (continued)
40,200	Johnson & Johnson	$4,071,858
44,500	Merck & Co., Inc.	2,605,920
10,500	Novartis AG, ADR (Switzerland)	912,870
69,600	Pfizer, Inc.	2,177,088
43,500	Sanofi, ADR (France)(a)	2,340,300
21,600	Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,055,376

		20,182,180

	Professional Services—0.2%
5,300	ManpowerGroup, Inc.	431,102

	Road & Rail—0.4%
11,300	Norfolk Southern Corp.	1,068,189

	Semiconductors & Semiconductor Equipment—1.9%
82,900	Intel Corp.	2,212,601
68,410	Texas Instruments, Inc.	3,109,234

		5,321,835

	Software—5.6%
63,958	CA, Inc.	1,927,694
38,590	Check Point Software Technologies Ltd. (Israel)*(a)	2,472,075
223,285	Microsoft Corp.	9,020,714
59,800	Oracle Corp.	2,444,624

		15,865,107

	Specialty Retail—0.7%
29,970	PetSmart, Inc.	2,028,370

	Technology Hardware, Storage & Peripherals—4.4%
10,320	Apple, Inc.	6,089,729
118,631	Hewlett-Packard Co.	3,921,941
45,440	Seagate Technology PLC	2,389,235

		12,400,905

	Tobacco—0.5%
25,500	Altria Group, Inc.	1,022,805
5,500	Philip Morris International, Inc.	469,865

		1,492,670

	Wireless Telecommunication Services—1.0%
74,200	Vodafone Group PLC (United Kingdom), ADR	2,816,632

	TOTAL LONG-TERM INVESTMENTS (cost $203,134,474)	277,120,926

See Notes to Financial Statements.

The TARGET Portfolio Trust	37

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—7.5%

	AFFILIATED MONEY MARKET MUTUAL FUND
21,280,803	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $21,280,803; includes $15,086,230 of cash collateral for securities on loan)(Note 3)(b)(w)	$21,280,803

	TOTAL INVESTMENTS—105.0% (cost $224,415,277; Note 5)	298,401,729
	Liabilities in excess of other assets—(5.0%)	(14,075,565)

	NET ASSETS—100.0%	$284,326,164

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,921,409; cash collateral of $15,086,230 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,120,869	$—	$—
Auto Components	5,499,512	—	—
Automobiles	4,146,087	—	—
Banks	30,901,937	—	—
Beverages	2,899,285	—	—
Biotechnology	1,039,275	—	—
Capital Markets	9,266,471	—	—
Chemicals	7,097,392	—	—
Communications Equipment	2,107,632	—	—
Consumer Finance	6,313,355	—	—

See Notes to Financial Statements.

38	The TARGET Portfolio Trust

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Diversified Financial Services	$3,873,562	$—	$—
Diversified Telecommunication Services	4,943,004	—	—
Electric Utilities	6,791,906	—	—
Electronic Equipment, Instruments & Components	2,839,578	—	—
Energy Equipment & Services	3,770,618	—	—
Food & Staples Retailing	9,135,872	—	—
Food Products	2,265,682	—	—
Health Care Equipment & Supplies	5,735,468	—	—
Health Care Providers & Services	10,439,794	—	—
Hotels, Restaurants & Leisure	1,273,765	—	—
Household Durables	1,119,674	—	—
Independent Power & Renewable Electricity Producers	1,547,656	—	—
Industrial Conglomerates	3,119,240	—	—
Insurance	21,382,002	—	—
IT Services	3,509,478	—	—
Life Sciences Tools & Services	3,997,609	—	—
Machinery	9,642,338	—	—
Media	4,078,576	—	—
Metals & Mining	1,900,661	—	—
Multi-Utilities	2,638,468	—	—
Multiline Retail	3,623,606	—	—
Oil, Gas & Consumable Fuels	24,137,620	—	—
Paper & Forest Products	4,355,944	—	—
Pharmaceuticals	20,182,180	—	—
Professional Services	431,102	—	—
Road & Rail	1,068,189	—	—
Semiconductors & Semiconductor Equipment	5,321,835	—	—
Software	15,865,107	—	—
Specialty Retail	2,028,370	—	—
Technology Hardware, Storage & Peripherals	12,400,905	—	—
Tobacco	1,492,670	—	—
Wireless Telecommunication Services	2,816,632	—	—
Affiliated Money Market Mutual Fund	21,280,803	—	—

Total	$298,401,729	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Banks	10.9%
Oil, Gas & Consumable Fuels	8.5
Affiliated Money Market Mutual Fund (including 5.3% of collateral for securities on loan)	7.5
Insurance	7.5
Pharmaceuticals	7.1
Software	5.6
Technology Hardware, Storage & Peripherals	4.4
Health Care Providers & Services	3.7
Aerospace & Defense	3.6
Machinery	3.4
Capital Markets	3.3%
Food & Staples Retailing	3.2
Chemicals	2.5
Electric Utilities	2.4
Consumer Finance	2.2
Health Care Equipment & Supplies	2.0
Auto Components	1.9
Semiconductors & Semiconductor Equipment	1.9
Diversified Telecommunication Services	1.7
Automobiles	1.5
Paper & Forest Products	1.5

See Notes to Financial Statements.

The TARGET Portfolio Trust	39

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

Industry (cont’d.)
Diversified Financial Services	1.4%
Life Sciences Tools & Services	1.4
Media	1.4
Energy Equipment & Services	1.3
Multiline Retail	1.3
IT Services	1.2
Industrial Conglomerates	1.1
Beverages	1.0
Electronic Equipment, Instruments & Components	1.0
Wireless Telecommunication Services	1.0
Multi-Utilities	0.9
Food Products	0.8
Communications Equipment	0.7
Metals & Mining	0.7%
Specialty Retail	0.7
Independent Power & Renewable Electricity Producers	0.5
Tobacco	0.5
Biotechnology	0.4
Hotels, Restaurants & Leisure	0.4
Household Durables	0.4
Road & Rail	0.4
Professional Services	0.2

105.0
Liabilities in excess of other assets	(5.0)

100.0%

See Notes to Financial Statements.

40	The TARGET Portfolio Trust

Portfolio of Investments As of April 30, 2014 (Unaudited)	Small Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—99.0%

	COMMON STOCKS—99.0%

	Aerospace & Defense—1.4%
8,116	Astronics Corp.*	$463,586
33,155	Hexcel Corp.*	1,382,232

		1,845,818

	Airlines—2.3%
12,092	American Airlines Group, Inc.*	424,067
96,284	JetBlue Airways Corp.*(a)	761,125
32,537	Spirit Airlines, Inc.*	1,849,403

		3,034,595

	Auto Components—0.5%
12,240	Tenneco, Inc.*(a)	732,809

	Banks—4.8%
16,841	Bancorp, Inc. (The)*	266,425
19,603	Bank of the Ozarks, Inc.	1,174,220
36,172	CoBiz Financial, Inc.	363,167
15,450	Customers Bancorp, Inc.*	340,363
4,330	First Internet Bancorp	94,524
21,700	First NBC Bank Holding Co.*	674,870
28,490	Opus Bank*	855,555
19,452	Pacific Premier Bancorp, Inc.*	265,520
10,742	PacWest Bancorp	422,912
20,371	Square 1 Financial, Inc.*(a)	383,993
7,742	SVB Financial Group*	825,994
10,567	Talmer Bancorp, Inc.*	141,703
11,535	UMB Financial Corp.(a)	677,220

		6,486,466

	Biotechnology—7.7%
21,790	Acorda Therapeutics, Inc.*	772,455
8,460	Adamas Pharmaceuticals, Inc.*	156,087
8,605	Aegerion Pharmaceuticals, Inc.*(a)	380,857
14,496	Alnylam Pharmaceuticals, Inc.*	717,987
10,755	Cara Therapeutics, Inc.*	154,764
120,102	Cell Therapeutics, Inc.*(a)	354,301
13,006	Cepheid, Inc.*	565,501
5,742	Cubist Pharmaceuticals, Inc.*(a)	402,285
16,070	Epizyme, Inc.*(a)	350,647
2,942	Intercept Pharmaceuticals, Inc.*	777,041
19,210	InterMune, Inc.*	616,257
16,640	Intrexon Corp.*(a)	314,163
7,355	Isis Pharmaceuticals, Inc.*(a)	195,717

See Notes to Financial Statements.

The TARGET Portfolio Trust	41

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Biotechnology (continued)
13,200	MacroGenics, Inc.*	$263,208
15,970	Neurocrine Biosciences, Inc.*	223,899
39,003	NPS Pharmaceuticals, Inc.*	1,038,260
14,633	Ophthotech Corp.*(a)	497,376
6,070	Ovascience, Inc.*	49,288
13,309	Portola Pharmaceuticals, Inc.*(a)	312,229
9,963	Receptos, Inc.*	336,650
15,353	Sarepta Therapeutics, Inc.*(a)	570,057
9,295	Seattle Genetics, Inc.*(a)	357,672
20,209	Theravance, Inc.*(a)	544,026
1,520	Ultragenyx Pharmaceutical, Inc.*	58,946
27,735	Verastem, Inc.*	231,587

		10,241,260

	Building Products—2.7%
12,513	Apogee Enterprises, Inc.	397,538
36,192	PGT, Inc.*	360,110
32,387	Trex Co., Inc.*	2,543,027
11,361	USG Corp.*(a)	339,240

		3,639,915

	Capital Markets—1.7%
11,310	Evercore Partners, Inc. (Class A Stock)	604,293
4,020	Financial Engines, Inc.	177,885
26,194	FXCM, Inc. (Class A Stock)	405,483
21,246	Stifel Financial Corp.*(a)	993,675
5,650	WisdomTree Investments, Inc.*(a)	63,789

		2,245,125

	Chemicals—2.5%
42,089	Huntsman Corp.	1,054,330
24,911	PolyOne Corp.	933,415
18,747	Quaker Chemical Corp.	1,395,339

		3,383,084

	Commercial Services & Supplies—0.8%
23,045	Waste Connections, Inc.	1,029,190

	Communications Equipment—1.9%
14,480	Applied Optoelectronics, Inc.*	325,800
57,976	Aruba Networks, Inc.*(a)	1,146,186
11,917	CalAmp Corp.*	211,527
21,125	Ixia*	262,372
9,440	Palo Alto Networks, Inc.*	600,195

		2,546,080

See Notes to Financial Statements.

42	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Construction & Engineering—1.4%
5,605	EMCOR Group, Inc.	$257,774
19,989	Northwest Pipe Co.*	715,007
19,480	Primoris Services Corp.	545,050
10,298	Tutor Perini Corp.*	304,821

		1,822,652

	Construction Materials—1.2%
18,744	Texas Industries, Inc.*(a)	1,625,105

	Diversified Consumer Services—0.5%
7,965	Grand Canyon Education, Inc.*	343,451
6,458	Sotheby’s	271,623

		615,074

	Diversified Telecommunication Services—0.8%
69,687	8x8, Inc.*	675,964
41,710	ORBCOMM, Inc.*	261,522
45,980	Vonage Holdings Corp.*	176,563

		1,114,049

	Electrical Equipment—1.0%
6,230	Acuity Brands, Inc.	776,071
21,595	Thermon Group Holdings, Inc.*	514,393

		1,290,464

	Electronic Equipment, Instruments & Components—3.4%
11,660	Coherent, Inc.*	696,218
7,180	Control4 Corp.*(a)	126,799
15,080	FARO Technologies, Inc.*	601,692
45,522	InvenSense, Inc.*(a)	980,089
23,821	IPG Photonics Corp.*(a)	1,539,551
12,170	Methode Electronics, Inc.	337,596
54,460	Neonode, Inc.*(a)	291,361

		4,573,306

	Energy Equipment & Services—0.7%
16,496	Geospace Technologies Corp.*(a)	958,912

	Food & Staples Retailing—1.9%
18,875	Fresh Market, Inc. (The)*(a)	700,262
35,704	Natural Grocers by Vitamin Cottage, Inc.*	1,271,062
7,820	United Natural Foods, Inc.*	539,815

		2,511,139

	Food Products—1.4%
7,890	Pinnacle Foods, Inc.	239,856
58,525	Whitewave Foods Co. (The) (Class A Stock)*	1,620,557

		1,860,413

See Notes to Financial Statements.

The TARGET Portfolio Trust	43

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Health Care Equipment & Supplies—4.7%
9,665	Align Technology, Inc.*	$487,019
11,290	Atricure, Inc.*	173,866
8,910	Cooper Cos., Inc. (The)	1,175,318
9,181	Cyberonics, Inc.*	543,148
14,680	Cynosure, Inc. (Class A Stock)*	360,247
27,689	Endologix, Inc.*	351,097
15,310	Inogen, Inc.*	216,024
8,070	LDR Holding Corp.*	201,104
10,737	Natus Medical, Inc.*	266,600
11,011	Sirona Dental Systems, Inc.*(a)	828,247
13,283	Spectranetics Corp. (The)*	282,397
3,100	Tandem Diabetes Care, Inc.*	54,467
40,289	Thoratec Corp.*	1,320,674

		6,260,208

	Health Care Providers & Services—5.5%
26,258	Acadia Healthcare Co., Inc.*(a)	1,103,361
21,116	Air Methods Corp.*(a)	1,175,528
24,562	Centene Corp.*	1,630,917
11,225	Hanger, Inc.*(a)	389,171
12,670	MWI Veterinary Supply, Inc.*	1,984,629
4,380	Surgical Care Affiliates, Inc.*	128,684
20,447	Team Health Holdings, Inc.*	991,270

		7,403,560

	Health Care Technology—1.5%
11,830	Icad, Inc.*	102,684
49,409	MedAssets, Inc.*	1,128,008
9,042	Medidata Solutions, Inc.*	328,315
18,412	Omnicell, Inc.*	487,550

		2,046,557

	Hotels, Restaurants & Leisure—4.3%
20,411	Bally Technologies, Inc.*(a)	1,328,960
21,353	Chuy’s Holdings, Inc.*	767,641
32,107	Diversified Restaurant Holdings, Inc.*	160,856
13,708	Jack in the Box, Inc.*	733,926
30,472	Multimedia Games Holding Co., Inc.*	889,783
77,053	Orient-Express Hotels Ltd. (Class A Stock)*	1,009,394
11,621	Potbelly Corp.*(a)	197,557
9,249	Red Robin Gourmet Burgers, Inc.*	628,747

		5,716,864

See Notes to Financial Statements.

44	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Household Durables—0.7%
25,505	Universal Electronics, Inc.*	$952,612

	Insurance—0.9%
20,581	AmTrust Financial Services, Inc.(a)	795,867
2,948	Enstar Group Ltd.*	380,587

		1,176,454

	Internet & Catalog Retail—0.9%
37,286	HomeAway, Inc.*	1,216,269

	Internet Software & Services—3.8%
30,224	Angie’s List, Inc.*(a)	341,833
16,720	ChannelAdvisor Corp.*	438,733
35,410	Chegg, Inc.*	186,611
24,821	Cornerstone OnDemand, Inc.*	912,420
15,476	Demandware, Inc.*	768,074
19,105	E2open, Inc.*(a)	329,943
7,927	Everyday Health, Inc.*	111,691
35,000	Global Eagle Entertainment, Inc.*	386,050
28,082	Marin Software, Inc.*(a)	263,409
2,300	Q2 Holdings, Inc.*(a)	28,244
17,506	Saba Software, Inc.*	192,566
11,267	SciQuest, Inc.*	270,183
26,452	Trulia, Inc.*(a)	899,368

		5,129,125

	IT Services—0.4%
18,442	EPAM Systems, Inc.*	574,099

	Leisure Products—0.5%
29,599	Black Diamond, Inc.*(a)	330,029
14,140	Malibu Boats, Inc. (Class A Stock)*	314,756

		644,785

	Life Sciences Tools & Services—1.0%
27,060	Cambrex Corp.*	554,460
20,113	NanoString Technologies, Inc.*	326,233
9,958	PAREXEL International Corp.*	451,595

		1,332,288

	Machinery—4.5%
7,219	Chart Industries, Inc.*(a)	492,480
14,893	Colfax Corp.*	1,071,998
5,461	Crane Co.	397,179
26,668	Manitowoc Co., Inc. (The)	847,509
5,180	Middleby Corp. (The)*(a)	1,307,846
5,830	Proto Labs, Inc.*	352,948
11,130	TriMas Corp.*	399,122
5,244	WABCO Holdings, Inc.*	561,161

See Notes to Financial Statements.

The TARGET Portfolio Trust	45

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Machinery (continued)
13,676	Woodward, Inc.	$613,095

		6,043,338

	Media—0.6%
12,228	Carmike Cinemas, Inc.*	362,683
36,441	Gray Television, Inc.*	409,961

		772,644

	Metals & Mining—1.1%
32,046	RTI International Metals, Inc.*	902,416
12,290	US Silica Holdings, Inc.	555,139

		1,457,555

	Oil, Gas & Consumable Fuels—4.5%
15,025	Diamondback Energy, Inc.*(a)	1,080,898
26,154	Gulfport Energy Corp.*	1,926,765
131,504	Magnum Hunter Resources Corp.*	1,117,784
23,312	Rex Energy Corp.*	490,951
40,085	Rice Energy, Inc.*	1,190,524
9,420	Sanchez Energy Corp.*(a)	266,398

		6,073,320

	Pharmaceuticals—1.2%
6,710	Ani Pharmaceuticals, Inc.*	208,748
38,794	Depomed, Inc.*	543,504
40,836	Horizon Pharma, Inc.*(a)	579,054
4,555	Pacira Pharmaceuticals, Inc.*	311,972

		1,643,278

	Professional Services—1.1%
6,066	Advisory Board Co. (The)*	347,339
28,871	Kforce, Inc.	667,498
9,770	Korn/Ferry International*	283,818
8,424	Paylocity Holding Corp.*	159,298

		1,457,953

	Real Estate Investment Trusts (REITs)—0.9%
27,953	Geo Group, Inc. (The)	937,264
30,725	Two Harbors Investment Corp.	318,926

		1,256,190

	Road & Rail—1.4%
10,862	Landstar System, Inc.	684,197
35,420	Quality Distribution, Inc.*	445,230

See Notes to Financial Statements.

46	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Road & Rail (continued)
29,132	Roadrunner Transportation Systems, Inc.*	$717,521

		1,846,948

	Semiconductors & Semiconductor Equipment—3.8%
43,660	Cavium, Inc.*	1,849,874
27,562	Inphi Corp.*	407,642
23,121	Kulicke & Soffa Industries, Inc. (Singapore)*	340,110
20,810	Microsemi Corp.*	489,451
14,182	PDF Solutions, Inc.*	266,196
27,000	SunEdison, Inc.*(a)	519,210
20,828	Teradyne, Inc.*	368,031
21,522	Veeco Instruments, Inc.*	795,669

		5,036,183

	Software—6.5%
10,392	A10 Networks, Inc.*	136,031
19,711	Aspen Technology, Inc.*	847,376
3,956	Concur Technologies, Inc.*(a)	318,339
25,939	Fortinet, Inc.*	570,139
19,515	Gigamon, Inc.*	307,752
36,460	Glu Mobile, Inc.*	145,840
17,940	Guidewire Software, Inc.*	677,414
27,859	Imperva, Inc.*	637,414
15,305	Infoblox, Inc.*	300,284
17,108	NICE Systems Ltd., ADR (Israel)	739,066
24,470	Proofpoint, Inc.*	622,517
12,782	PTC, Inc.*	452,099
43,304	QLIK Technologies, Inc.*	951,822
22,765	Qualys, Inc.*	439,137
18,790	Rally Software Development Corp.*	245,773
8,457	Ultimate Software Group, Inc. (The)*(a)	1,011,711
10,836	Varonis Systems, Inc.*	273,826

		8,676,540

	Specialty Retail—5.8%
46,683	Christopher & Banks Corp.*	291,302
6,375	Five Below, Inc.*	256,976
32,369	Genesco, Inc.*	2,472,020
8,885	Lithia Motors, Inc. (Class A Stock)	659,978
5,735	Lumber Liquidators Holdings, Inc.*	499,863
5,300	MarineMax, Inc.*	85,118
7,748	Outerwall, Inc.*(a)	537,324
8,774	Penske Automotive Group, Inc.	402,376
47,952	Tile Shop Holdings, Inc.*(a)	675,883
15,312	Tilly’s, Inc. (Class A Stock)*	173,026
1	TravelCenters of America LLC*	7
36,164	Vitamin Shoppe, Inc.*	1,731,532

		7,785,405

See Notes to Financial Statements.

The TARGET Portfolio Trust	47

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Technology Hardware, Storage & Peripherals—0.1%
12,529	Transact Technologies, Inc.	$133,935

	Textiles, Apparel & Luxury Goods—2.1%
8,275	Deckers Outdoor Corp.*(a)	653,311
22,220	Kate Spade & Co.*	772,589
24,164	Steven Madden Ltd.*	860,480
16,807	Vince Holding Corp*	462,361

		2,748,741

	Thrifts & Mortgage Finance—1.1%
38,084	Home Loan Servicing Solutions Ltd.	843,561
70,525	MGIC Investment Corp.*(a)	606,515

		1,450,076

	Trading Companies & Distributors—1.0%
18,329	H&E Equipment Services, Inc.*	706,583
7,380	WESCO International, Inc.*(a)	647,816

		1,354,399

	Transportation Infrastructure—0.5%
36,202	Wesco Aircraft Holdings, Inc.*	733,453

	TOTAL COMMON STOCKS (cost $105,070,278)	132,478,235

UNITS	WARRANTS*

	Oil, Gas & Consumable Fuels
8,265	Magnum Hunter Resources Corp., expiring 04/15/16 (cost $0)(a)	10,869

	TOTAL LONG-TERM INVESTMENTS (cost $105,070,278)	132,489,104

SHARES	SHORT-TERM INVESTMENT—15.8%

	AFFILIATED MONEY MARKET MUTUAL FUND
21,155,809	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $21,155,809; includes $19,628,810 of cash collateral for securities on loan)(Note 3)(b)(w)	21,155,809

	TOTAL INVESTMENTS—114.8% (cost $126,226,087; Note 5)	153,644,913
	Liabilities in excess of other assets—(14.8%)	(19,801,812)

	NET ASSETS—100.0%	$133,843,101

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements.

48	The TARGET Portfolio Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,313,595; cash collateral of $19,628,810 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,845,818	$—	$—
Airlines	3,034,595	—	—
Auto Components	732,809	—	—
Banks	6,486,466	—	—
Biotechnology	10,241,260	—	—
Building Products	3,639,915	—	—
Capital Markets	2,245,125	—	—
Chemicals	3,383,084	—	—
Commercial Services & Supplies	1,029,190	—	—
Communications Equipment	2,546,080	—	—
Construction & Engineering	1,822,652	—	—
Construction Materials	1,625,105	—	—
Diversified Consumer Services	615,074	—	—
Diversified Telecommunication Services	1,114,049	—	—
Electrical Equipment	1,290,464	—	—
Electronic Equipment, Instruments & Components	4,573,306	—	—
Energy Equipment & Services	958,912	—	—
Food & Staples Retailing	2,511,139	—	—
Food Products	1,860,413	—	—
Health Care Equipment & Supplies	6,260,208	—	—
Health Care Providers & Services	7,403,560	—	—
Health Care Technology	2,046,557	—	—
Hotels, Restaurants & Leisure	5,716,864	—	—
Household Durables	952,612	—	—
Insurance	1,176,454	—	—
Internet & Catalog Retail	1,216,269	—	—
Internet Software & Services	5,129,125	—	—
IT Services	574,099	—	—
Leisure Products	644,785	—	—
Life Sciences Tools & Services	1,332,288	—	—

See Notes to Financial Statements.

The TARGET Portfolio Trust	49

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Machinery	$6,043,338	$—	$—
Media	772,644	—	—
Metals & Mining	1,457,555	—	—
Oil, Gas & Consumable Fuels	6,073,320	—	—
Pharmaceuticals	1,643,278	—	—
Professional Services	1,457,953	—	—
Real Estate Investment Trusts (REITs)	1,256,190	—	—
Road & Rail	1,846,948	—	—
Semiconductors & Semiconductor Equipment	5,036,183	—	—
Software	8,676,540	—	—
Specialty Retail	7,785,405	—	—
Technology Hardware, Storage & Peripherals	133,935	—	—
Textiles, Apparel & Luxury Goods	2,748,741	—	—
Thrifts & Mortgage Finance	1,450,076	—	—
Trading Companies & Distributors	1,354,399	—	—
Transportation Infrastructure	733,453	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	10,869
Affiliated Money Market Mutual Fund	21,155,809	—	—

Total	$153,634,044	$—	$10,869

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Affiliated Money Market Mutual Fund (including 14.7% of collateral for securities on loan)	15.8%
Biotechnology	7.7
Software	6.5
Specialty Retail	5.8
Health Care Providers & Services	5.5
Banks	4.8
Health Care Equipment & Supplies	4.7
Machinery	4.5
Oil, Gas & Consumable Fuels	4.5
Hotels, Restaurants & Leisure	4.3
Internet Software & Services	3.8
Semiconductors & Semiconductor Equipment	3.8
Electronic Equipment, Instruments & Components	3.4
Building Products	2.7
Chemicals	2.5
Airlines	2.3
Textiles, Apparel & Luxury Goods	2.1
Communications Equipment	1.9
Food & Staples Retailing	1.9%
Capital Markets	1.7
Health Care Technology	1.5
Aerospace & Defense	1.4
Construction & Engineering	1.4
Food Products	1.4
Road & Rail	1.4
Construction Materials	1.2
Pharmaceuticals	1.2
Metals & Mining	1.1
Professional Services	1.1
Thrifts & Mortgage Finance	1.1
Electrical Equipment	1.0
Life Sciences Tools & Services	1.0
Trading Companies & Distributors	1.0
Insurance	0.9
Internet & Catalog Retail	0.9
Real Estate Investment Trusts (REITs)	0.9
Commercial Services & Supplies	0.8
Diversified Telecommunication Services	0.8
Energy Equipment & Services	0.7

See Notes to Financial Statements.

50	The TARGET Portfolio Trust

Industry (cont’d.)
Household Durables	0.7%
Media	0.6
Auto Components	0.5
Diversified Consumer Services	0.5
Leisure Products	0.5
Transportation Infrastructure	0.5
IT Services	0.4
Technology Hardware, Storage & Peripherals	0.1

114.8
Liabilities in excess of other assets	(14.8)

100.0%

See Notes to Financial Statements.

The TARGET Portfolio Trust	51

Small Capitalization Value Portfolio	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—96.6%

	COMMON STOCKS—96.4%

	Aerospace & Defense—3.3%
231,840	AAR Corp.	$6,004,656
39,237	Alliant Techsystems, Inc.	5,658,760
82,233	Curtiss-Wright Corp.	5,257,978
65,452	Elbit Systems Ltd. (Israel)	3,875,413
22,800	Engility Holdings, Inc.*	994,992
73,200	Esterline Technologies Corp.*	7,980,264
281,542	Hexcel Corp.*	11,737,486
110,758	Moog, Inc. (Class A Stock)*	7,249,111
89,350	Teledyne Technologies, Inc.*	8,297,041
123,351	Triumph Group, Inc.	7,994,378

		65,050,079

	Air Freight & Logistics
4,500	Park-Ohio Holdings Corp.*	262,755
1,383	XPO Logistics, Inc.*(a)	37,535

		300,290

	Airlines—0.4%
14,152	Alaska Air Group, Inc.	1,331,420
199,357	Hawaiian Holdings, Inc.*(a)	2,880,709
228,522	JetBlue Airways Corp.*	1,806,467
64,000	Republic Airways Holdings, Inc.*	531,840
170,999	SkyWest, Inc.	1,983,588

		8,534,024

	Auto Components—0.3%
23,800	Dana Holding Corp.(a)	503,846
8,415	Lear Corp.	698,950
100,501	Modine Manufacturing Co.*	1,656,256
12,100	Remy International, Inc.	320,892
47,328	Shiloh Industries, Inc.*	934,255
53,700	Stoneridge, Inc.*	574,053
44,734	Tower International, Inc.*	1,244,053

		5,932,305

	Banks—7.9%
2,090	1st Source Corp.	61,634
10,100	Ameris Bancorp*	214,827
64,602	Associated Banc-Corp.	1,133,765
49,090	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,262,595
1,600	Bank of Kentucky Financial Corp. (The)	55,216
2,500	Bank of Marin Bancorp	113,525
106,031	BankUnited, Inc.	3,497,963

See Notes to Financial Statements.

52	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
32,059	Banner Corp.	$1,267,613
10,200	BBCN Bancorp, Inc.	157,182
2,900	BNC Bancorp	47,270
104,227	Boston Private Financial Holdings, Inc.	1,303,880
1,600	Camden National Corp.	61,072
183,500	Capital Bank Financial Corp. (Class A Stock)*	4,376,475
50,906	Cardinal Financial Corp.	855,221
88,973	Cathay General Bancorp	2,099,763
2,400	Center Bancorp, Inc.	44,424
4,300	Chemical Financial Corp.	120,701
7,100	Citizens & Northern Corp.	133,054
8,100	City Holding Co.	348,219
8,400	CoBiz Financial, Inc.	84,336
4,543	Columbia Banking System, Inc.	112,757
4,700	Community Bank System, Inc.	174,793
7,500	Community Trust Bancorp, Inc.	276,525
6,700	CommunityOne Bancorp*(a)	65,325
1,000	ConnectOne Bancorp, Inc.*	48,000
30,800	Customers Bancorp, Inc.*	678,524
50,500	CVB Financial Corp.	730,230
72,611	Eagle Bancorp, Inc.*	2,424,481
7,971	East West Bancorp, Inc.	275,079
16,500	Enterprise Financial Services Corp.	294,855
15,808	Fidelity Southern Corp.	208,824
8,600	Financial Institutions, Inc.	199,090
21,800	First BanCorp (Puerto Rico)*	112,052
3,300	First BanCorp (United States)	56,793
1,000	First Bancorp, Inc.	15,930
21,000	First Busey Corp.	115,500
66,800	First Commonwealth Financial Corp.	573,812
12,600	First Community Bancshares, Inc.	186,606
12,500	First Financial Bancorp	202,375
2,600	First Financial Corp.	83,226
3,686	First Financial Holdings, Inc.	211,835
171,516	First Horizon National Corp.	1,970,719
211,497	First Interstate Bancsystem, Inc.	5,264,160
70,526	First Merchants Corp.	1,496,562
298,426	First Midwest Bancorp, Inc.	4,885,234
91,202	First NBC Bank Holding Co.*	2,836,382
403,700	First Niagara Financial Group, Inc.	3,601,004
1,600	First of Long Island Corp. (The)	58,032
871,173	FirstMerit Corp.	16,892,045
8,300	Flushing Financial Corp.	159,526
317,300	Fulton Financial Corp.	3,867,887
1,600	German American Bancorp, Inc.	41,664
5,500	Great Southern Bancorp, Inc.	157,685
11,200	Hampton Roads Bankshares, Inc.*	18,592
92,252	Hancock Holding Co.	3,111,660

See Notes to Financial Statements.

The TARGET Portfolio Trust	53

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
86,512	Hanmi Financial Corp.	$1,840,110
6,350	Horizon Bancorp	126,937
23,258	IBERIABANK Corp.	1,462,928
7,900	Independent Bank Corp.	293,248
53,441	International Bancshares Corp.	1,227,005
56,764	Investors Bancorp, Inc.	1,517,302
12,600	MainSource Financial Group, Inc.	208,278
38,411	MB Financial, Inc.	1,030,951
1,600	Merchants Bancshares, Inc.	46,512
253,525	National Penn Bancshares, Inc.	2,476,939
18,502	NBT Bancorp, Inc.	419,070
91,980	OFG Bancorp	1,569,179
284,600	Old National Bancorp	4,018,552
79,639	PacWest Bancorp	3,135,388
29,500	Park Sterling Corp.	192,635
7,300	Peoples Bancorp, Inc.	190,311
36,600	Pinnacle Financial Partners, Inc.	1,265,262
40,568	Popular, Inc. (Puerto Rico)*	1,253,551
17,300	Preferred Bank*	371,085
112,967	PrivateBancorp, Inc.	3,114,500
125,375	Prosperity Bancshares, Inc.	7,397,125
4,151	Republic Bancorp, Inc. (Class A Stock)	99,666
9,200	Sierra Bancorp	143,612
2,900	Simmons First National Corp. (Class A Stock)	104,864
5,830	Southside Bancshares, Inc.	160,780
31,700	Southwest Bancorp, Inc.	529,390
3,500	Square 1 Financial, Inc. (Class A Stock)*	65,975
2,600	Stock Yards Bancorp, Inc.	76,648
373,265	Susquehanna Bancshares, Inc.	3,867,025
301,924	Synovus Financial Corp.	969,176
4,900	Taylor Capital Group, Inc.*	104,321
171,246	TCF Financial Corp.	2,688,562
2,400	Tompkins Financial Corp.	113,136
349,445	Trustmark Corp.	7,991,807
19,100	UMB Financial Corp.	1,121,361
97,916	Umpqua Holdings Corp.	1,628,343
232,973	Union Bankshares Corp.	5,961,779
133,101	United Bankshares, Inc.(a)	3,893,204
81,276	United Community Banks, Inc.*	1,312,607
418,308	Webster Financial Corp.	12,607,803
28,700	WesBanco, Inc.	867,888
12,700	West Bancorporation, Inc.	184,277
80,728	Western Alliance Bancorp*	1,862,395
191,653	Wilshire Bancorp, Inc.	1,916,530

See Notes to Financial Statements.

54	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
40,506	Wintrust Financial Corp.	$1,815,479
12,000	Yadkin Financial Corp.*	229,800
36,837	Zions Bancorporation	1,065,326

		153,185,121

	Biotechnology—0.2%
1,700	Adamas Pharmaceuticals, Inc.*	31,365
2,100	Akebia Therapeutics, Inc.*(a)	51,177
9,800	Applied Genetic Technologies Corp.*	122,794
800	Auspex Pharmaceuticals, Inc.*	17,152
10,200	Cara Therapeutics, Inc.*	146,778
14,700	Celladon Corp.*	172,725
10,000	Celldex Therapeutics, Inc.*(a)	150,000
800	Concert Pharmaceuticals, Inc.*	7,152
9,000	Dicerna Pharmaceuticals, Inc.*(a)	168,930
9,000	Eleven Biotherapeutics, Inc.*(a)	121,410
3,300	Flexion Therapeutics, Inc.*	39,105
5,100	MacroGenics, Inc.*	101,694
123,871	PDL BioPharma, Inc.	1,051,665
4,100	TESARO, Inc.*	102,336
17,500	Trevena, Inc.*	87,675
6,300	Ultragenyx Pharmaceutical, Inc.*	244,314
10,015	United Therapeutics Corp.*	1,001,600

		3,617,872

	Building Products—0.2%
12,800	Gibraltar Industries, Inc.*	218,624
50,000	Lennox International, Inc.	4,191,500

		4,410,124

	Capital Markets—3.4%
93,820	American Capital Ltd.*	1,406,362
273,561	Apollo Investment Corp.	2,185,752
563,064	Ares Capital Corp.	9,667,809
60,545	Arlington Asset Investment Corp. (Class A Stock)	1,601,415
212,910	BGC Partners, Inc. (Class A Stock)	1,526,565
105,423	BlackRock Kelso Capital Corp.	957,241
101,555	Cowen Group, Inc. (Class A Stock)*	417,391
127,400	Eaton Vance Corp.	4,595,318
33,368	FBR & Co.*	860,894
58,487	Federated Investors, Inc. (Class B Stock)	1,669,219
4,478	Fidus Investment Corp.	82,037
184,001	Fifth Street Finance Corp.	1,713,049
5,500	Gladstone Capital Corp.	53,185
33,500	Gladstone Investment Corp.	263,310
94,149	Hercules Technology Growth Capital, Inc.	1,287,958
19,100	Investment Technology Group, Inc.*	394,224
118,744	KCG Holdings, Inc. (Class A Stock)*	1,181,503

See Notes to Financial Statements.

The TARGET Portfolio Trust	55

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Capital Markets (continued)
153,200	LPL Financial Holdings, Inc.	$7,254,020
49,326	Main Street Capital Corp.	1,550,809
3,900	Manning & Napier, Inc.	64,818
71,778	Medley Capital Corp.	935,985
9,000	Moelis & Co.*	239,040
69,243	New Mountain Finance Corp.	990,867
94,342	PennantPark Investment Corp.	1,009,459
17,300	Piper Jaffray Cos.*	758,778
285,660	Prospect Capital Corp.	3,087,985
160,075	Raymond James Financial, Inc.	7,955,728
52,488	Solar Capital Ltd.	1,149,487
127,324	Stifel Financial Corp.*(a)	5,954,944
268,954	TCP Capital Corp.	4,354,365
61,874	THL Credit, Inc.	830,968
96,220	TICC Capital Corp.	926,599

		66,927,084

	Chemicals—2.3%
76,508	American Vanguard Corp.	1,362,607
16,100	Axiall Corp.	750,260
133,162	Cabot Corp.	7,696,764
23,191	Cytec Industries, Inc.	2,210,566
1,600	FutureFuel Corp.	32,112
5,000	GSE Holding, Inc.*	1,000
3,300	H.B. Fuller Co.	152,889
116,668	Innophos Holdings, Inc.	6,584,742
1,800	Innospec, Inc.	77,508
3,100	Koppers Holdings, Inc.	132,370
48,991	Kraton Performance Polymers, Inc.*	1,276,216
66,100	Methanex Corp. (Canada)(a)	4,098,200
13,600	Minerals Technologies, Inc.	809,064
147,717	Olin Corp.(a)	4,150,848
15,700	Schulman, (A.), Inc.	563,944
80,350	Scotts Miracle-Gro Co. (The) (Class A Stock)	4,918,223
35,282	Sensient Technologies Corp.	1,906,992
120,200	Valspar Corp. (The)	8,779,408
11,600	Zep, Inc.	200,564

		45,704,277

	Commercial Services & Supplies—2.6%
44,400	ABM Industries, Inc.	1,202,796
203,235	ARC Document Solutions, Inc.*	1,300,704
10,200	Brady Corp. (Class A Stock)	263,058
138,400	Brink’s Co. (The)	3,520,896

See Notes to Financial Statements.

56	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Services & Supplies (continued)
112,200	Cenveo, Inc.*(a)	$346,698
59,669	Clean Harbors, Inc.*(a)	3,580,140
11,200	Courier Corp.	162,736
256,884	Ennis, Inc.	3,842,985
32,242	G&K Services, Inc. (Class A Stock)	1,706,891
53,541	Interface, Inc.	963,203
379,992	KAR Auction Services, Inc.	11,316,162
144,849	Kimball International, Inc. (Class B Stock)	2,427,669
48,099	Pitney Bowes, Inc.	1,289,053
75,101	Quad/Graphics, Inc.	1,625,937
65,854	RR Donnelley & Sons Co.(a)	1,159,030
30,900	Steelcase, Inc. (Class A Stock)	509,232
40,416	Team, Inc.*	1,733,442
118,125	Tetra Tech, Inc.*	3,386,644
51,059	UniFirst Corp.	4,913,918
15,100	United Stationers, Inc.(a)	566,703
17,100	Viad Corp.	394,155
168,751	West Corp.	4,109,087

		50,321,139

	Communications Equipment—1.0%
67,339	Alliance Fiber Optic Products, Inc.	1,294,255
90,608	ARRIS Group, Inc.*	2,363,963
3,300	Bel Fuse, Inc. (Class B Stock)	71,808
116,957	Brocade Communications Systems, Inc.*	1,088,870
275,725	CommScope Holding Co., Inc.*	7,356,343
14,211	Comtech Telecommunications Corp.	451,199
339,866	Emulex Corp.*	2,430,042
407,454	Ixia*	5,060,579
5,100	PC-Tel, Inc.	42,075

		20,159,134

	Construction & Engineering—1.1%
76,845	EMCOR Group, Inc.	3,534,102
122,400	KBR, Inc.	3,105,288
201,650	MasTec, Inc.*(a)	7,981,307
55,460	MYR Group, Inc.*	1,301,092
104,137	Orion Marine Group, Inc.*	1,221,527
18,907	Tutor Perini Corp.*	559,647
83,860	URS Corp.	3,951,483

		21,654,446

	Consumer Finance—1.0%
195,572	Cash America International, Inc.	8,517,161
7,614	Credit Acceptance Corp.*	1,001,393
12,657	DFC Global Corp.*	117,963
6,900	Ezcorp, Inc. (Class A Stock)*	71,967
110,125	First Cash Financial Services, Inc.*	5,370,796

See Notes to Financial Statements.

The TARGET Portfolio Trust	57

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Consumer Finance (continued)
29,300	Green Dot Corp. (Class A Stock)*	$508,941
9,400	JGWPT Holdings, Inc. (Class A Stock)*	133,198
45,882	Nelnet, Inc. (Class A Stock)	1,938,973
42,714	Regional Management Corp.*	655,233
22,316	World Acceptance Corp.*(a)	1,620,142

		19,935,767

	Containers & Packaging—2.0%
48,606	Berry Plastics Group, Inc.*	1,093,149
916,300	Graphic Packaging Holding Co.*	9,401,238
36,607	Greif, Inc. (Class A Stock)	1,983,733
83,750	Packaging Corp. of America	5,580,262
44,300	Rock-Tenn Co. (Class A Stock)	4,235,523
273,225	Silgan Holdings, Inc.	13,592,944
88,700	Sonoco Products Co.	3,732,496

		39,619,345

	Distributors
1,300	Core-Mark Holding Co., Inc.	104,702

	Diversified Consumer Services—0.8%
8,500	2U, Inc.*	126,820
32,934	Apollo Education Group, Inc. (Class A Stock)*	950,475
69,518	Bridgepoint Education, Inc.*	1,101,861
220,375	Hillenbrand, Inc.	6,699,400
24,541	ITT Educational Services, Inc.*	662,607
49,265	K12, Inc.*	1,166,595
22,300	Lifelock, Inc.*	350,110
55,752	Matthews International Corp. (Class A Stock)	2,249,593
20,963	Sotheby’s	881,704
24,767	Strayer Education, Inc.*	1,055,817

		15,244,982

	Diversified Financial Services—0.2%
88,303	Gain Capital Holdings, Inc.	891,860
48,819	Interactive Brokers Group, Inc. (Class A Stock)	1,166,774
101,867	PHH Corp.*(a)	2,421,379

		4,480,013

	Diversified Telecommunication Services—0.3%
10,239	Atlantic Tele-Network, Inc.	605,842
33,217	Cogent Communications Group, Inc.	1,144,990
14,000	IDT Corp. (Class B Stock)	221,760
153,840	Inteliquent, Inc.	2,098,378

See Notes to Financial Statements.

58	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Diversified Telecommunication Services (continued)
186,971	Iridium Communications, Inc.*	$1,247,096
7,000	Straight Path Communications, Inc. (Class B Stock)*	49,000
38,900	Vonage Holdings Corp.*	149,376

		5,516,442

	Electric Utilities—1.9%
47,313	Cleco Corp.	2,486,298
174,470	El Paso Electric Co.	6,598,455
61,186	Empire District Electric Co. (The)	1,488,043
7,700	Genie Energy Ltd. (Class B Stock)*	62,370
371,302	Great Plains Energy, Inc.(a)	9,962,033
93,620	IDACORP, Inc.	5,255,827
6,100	MGE Energy, Inc.	233,142
80,159	PNM Resources, Inc.	2,218,801
151,985	Portland General Electric Co.	5,086,938
3,900	UIL Holdings Corp.	143,247
5,300	Unitil Corp.	175,960
12,900	UNS Energy Corp.	774,774
44,920	Westar Energy, Inc.(a)	1,611,730

		36,097,618

	Electrical Equipment—2.0%
96,300	AZZ, Inc.	4,181,346
118,823	Babcock & Wilcox Co. (The)	4,133,852
196,844	EnerSys	13,302,717
190,516	Franklin Electric Co., Inc.	7,367,254
22,282	Generac Holdings, Inc.	1,311,964
43,159	General Cable Corp.	1,105,734
16,200	Powell Industries, Inc.	1,025,784
30,061	Regal-Beloit Corp.	2,246,459
155,725	Thermon Group Holdings, Inc.*	3,709,369

		38,384,479

	Electronic Equipment, Instruments & Components—3.7%
20,528	Arrow Electronics, Inc.*	1,164,964
294,700	AVX Corp.	3,934,245
80,018	Belden, Inc.	5,906,129
118,343	Benchmark Electronics, Inc.*	2,743,191
240,890	Checkpoint Systems, Inc.*	3,076,165
100,637	Coherent, Inc.*	6,009,035
52,234	Fabrinet (Cayman Islands)*	1,128,254
238,219	FLIR Systems, Inc.	8,108,975
13,400	GSI Group, Inc.*	162,676
39,430	Ingram Micro, Inc. (Class A Stock)*	1,063,033
75,076	Insight Enterprises, Inc.*	1,960,985
99,066	Itron, Inc.*	3,764,508
8,725	Jabil Circuit, Inc.	150,594
143,087	Littelfuse, Inc.	12,956,528

See Notes to Financial Statements.

The TARGET Portfolio Trust	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Equipment, Instruments & Components (continued)
81,853	Newport Corp.*	$1,529,014
42,859	Plexus Corp.*	1,796,649
17,678	Rogers Corp.*	1,061,034
362,680	Sanmina Corp.*	7,344,270
42,089	ScanSource, Inc.*	1,616,639
21,100	SYNNEX Corp.*	1,421,718
19,205	Tech Data Corp.*	1,200,120
44,492	Zebra Technologies Corp. (Class A Stock)*	3,089,524

		71,188,250

	Energy Equipment & Services—3.6%
87,075	Atwood Oceanics, Inc.*	4,315,437
11,200	Basic Energy Services, Inc.*	295,904
197,088	Bristow Group, Inc.	15,136,358
69,200	C&J Energy Services, Inc.*(a)	2,080,152
64,100	Core Laboratories NV	12,030,288
7,900	Dawson Geophysical Co.	223,254
57,039	Exterran Holdings, Inc.	2,453,818
285,225	Forum Energy Technologies, Inc.*	8,516,819
17,100	GulfMark Offshore, Inc. (Class A Stock)	769,671
31,600	Helix Energy Solutions Group, Inc.*	759,664
118,997	Key Energy Services, Inc.*	1,194,730
54,781	Matrix Service Co.*	1,696,568
170,797	McDermott International, Inc.*(a)	1,234,862
64,299	Nabors Industries Ltd.*	1,640,910
412,086	Newpark Resources, Inc.*	4,961,515
263,951	Parker Drilling Co.*	1,749,995
427,000	Precision Drilling Corp. (Canada)	5,551,000
10,763	Superior Energy Services, Inc.	354,318
32,200	Tesco Corp.*	644,000
82,400	Tidewater, Inc.(a)	4,196,632
21,200	Willbros Group, Inc.*	235,532

		70,041,427

	Food & Staples Retailing—1.7%
129,676	Andersons, Inc. (The)	8,077,518
64,496	Casey’s General Stores, Inc.	4,428,295
137,829	Pantry, Inc. (The)*	2,072,948
881,000	Rite Aid Corp.*	6,431,300
39,700	Roundy’s, Inc.	268,769
84,890	Spartan Stores, Inc.	1,828,531
202,004	SUPERVALU, Inc.*	1,412,008
21,238	Susser Holdings Corp.*(a)	1,643,396
51,995	United Natural Foods, Inc.*	3,589,215

See Notes to Financial Statements.

60	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Food & Staples Retailing (continued)
78,600	Weis Markets, Inc.	$3,622,674

		33,374,654

	Food Products—1.2%
67,500	Cal-Maine Foods, Inc.	4,025,025
103,600	Chiquita Brands International, Inc.*	1,189,328
147,888	Darling International, Inc.*	2,959,239
58,800	Ingredion, Inc.(a)	4,142,460
69,101	Pilgrim’s Pride Corp.*	1,510,548
15,200	Pinnacle Foods, Inc.	462,080
58,458	Sanderson Farms, Inc.	4,809,340
44,618	Snyder’s-Lance, Inc.	1,185,054
28,048	TreeHouse Foods, Inc.*	2,099,112

		22,382,186

	Gas Utilities—1.6%
12,995	AGL Resources, Inc.	701,730
110,884	Atmos Energy Corp.	5,659,519
2,600	Chesapeake Utilities Corp.	164,476
96,100	Laclede Group, Inc. (The)	4,556,101
8,450	New Jersey Resources Corp.	420,219
11,400	Northwest Natural Gas Co.	504,678
99,906	South Jersey Industries, Inc.	5,739,600
57,401	Southwest Gas Corp.	3,157,629
95,200	UGI Corp.	4,444,888
148,737	WGL Holdings, Inc.	5,918,245

		31,267,085

	Health Care Equipment & Supplies—2.3%
171,100	Alere, Inc.*	5,714,740
31,640	Anika Therapeutics, Inc.*	1,352,294
198,140	Cantel Medical Corp.	6,570,323
30,500	Cooper Cos., Inc. (The)	4,023,255
3,300	Greatbatch, Inc.*	151,899
4,300	Inogen, Inc.*	60,673
143,350	Integra LifeSciences Holdings Corp.*(a)	6,533,893
44,318	Invacare Corp.	700,224
20,800	Natus Medical, Inc.*	516,464
39,100	NuVasive, Inc.*	1,318,061
15,500	OraSure Technologies, Inc.*	101,525
80,800	STERIS Corp.	3,882,440
137,824	Teleflex, Inc.	14,070,452
4,000	TriVascular Technologies, Inc.*	55,960

		45,052,203

	Health Care Providers & Services—2.3%
33,806	Addus HomeCare Corp.*	730,886
8,692	Almost Family, Inc.*	186,617

See Notes to Financial Statements.

The TARGET Portfolio Trust	61

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Health Care Providers & Services (continued)
54,252	Amsurg Corp.*	$2,349,654
72,829	Centene Corp.*	4,835,846
84,500	Community Health Systems, Inc.*	3,201,705
104,997	Cross Country Healthcare, Inc.*	744,429
45,592	HealthSouth Corp.	1,579,307
205,326	Healthways, Inc.*(a)	3,695,868
11,600	Kindred Healthcare, Inc.	291,160
82,863	LifePoint Hospitals, Inc.*	4,633,699
135,996	MEDNAX, Inc.*(a)	8,057,763
66,400	Molina Healthcare, Inc.*(a)	2,483,360
57,465	PharMerica Corp.*	1,562,473
14,183	Premier, Inc. (Class A Stock)*	425,490
429,827	Select Medical Holdings Corp.	6,000,385
34,019	Surgical Care Affiliates, Inc.*	999,478
10,600	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	158,788
42,221	WellCare Health Plans, Inc.*	2,848,651

		44,785,559

	Health Care Technology—0.3%
274,150	MedAssets, Inc.*	6,258,844

	Hotels, Restaurants & Leisure—1.5%
29,600	Bob Evans Farms, Inc.	1,387,352
87,055	Boyd Gaming Corp.*	1,028,990
44,000	Cracker Barrel Old Country Store, Inc.	4,168,560
229,547	International Game Technology	2,880,815
128,420	International Speedway Corp. (Class A Stock)	4,037,525
1,700	Intrawest Resorts Holdings, Inc.*	19,278
73,750	Jack in the Box, Inc.*	3,948,575
8,900	La Quinta Holdings, Inc.*	149,431
124,195	Life Time Fitness, Inc.*(a)	5,961,360
88,465	Penn National Gaming, Inc.*	987,269
17,750	Red Robin Gourmet Burgers, Inc.*	1,206,645
44,600	Ruth’s Hospitality Group, Inc.	561,514
159,155	Scientific Games Corp. (Class A Stock)*	1,906,677
11,000	Speedway Motorsports, Inc.	200,090
5,100	Zoe’s Kitchen, Inc.*	136,119

		28,580,200

	Household Durables—1.0%
33,922	Ethan Allen Interiors, Inc.	823,626
40,250	Harman International Industries, Inc.(a)	4,411,802
58,904	Helen of Troy Ltd.*	3,693,281
14,500	Lifetime Brands, Inc.	276,950
130,041	Meritage Homes Corp.*	5,016,982

See Notes to Financial Statements.

62	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Household Durables (continued)
70,775	Ryland Group, Inc. (The)	$2,717,052
194,655	Skullcandy, Inc.*	1,498,844
10,200	Universal Electronics, Inc.*	380,970
68,800	ZAGG, Inc.*	299,280

		19,118,787

	Insurance—9.0%
48,856	Allied World Assurance Co. Holdings AG	5,261,303
60,577	Ambac Financial Group, Inc.*	1,828,214
611,764	American Equity Investment Life Holding Co.(a)	14,266,336
89,333	American Financial Group, Inc.	5,219,727
17,900	AMERISAFE, Inc.	763,435
46,893	AmTrust Financial Services, Inc.(a)	1,813,352
33,527	Argo Group International Holdings Ltd.	1,489,269
184,743	Aspen Insurance Holdings Ltd.	8,457,535
16,422	Assurant, Inc.	1,107,007
69,018	Assured Guaranty Ltd.	1,650,220
22,817	Axis Capital Holdings Ltd.	1,043,878
653,916	CNO Financial Group, Inc.	11,280,051
159,280	Employers Holdings, Inc.	3,241,348
73,558	Endurance Specialty Holdings Ltd.	3,738,218
8,445	Enstar Group Ltd.*	1,090,250
233,092	First American Financial Corp.	6,200,247
65,921	Genworth Financial, Inc. (Class A Stock)*	1,176,690
32,154	Greenlight Capital Re Ltd. (Class A Stock)*	1,023,462
74,331	Hanover Insurance Group, Inc. (The)	4,344,647
219,966	HCC Insurance Holdings, Inc.	10,105,238
21,877	HCI Group, Inc.	846,202
47,100	Hilltop Holdings, Inc.*	1,052,214
255,550	Horace Mann Educators Corp.	7,684,388
38,588	Infinity Property & Casualty Corp.	2,476,192
28,951	Kemper Corp.	1,140,959
405,354	Maiden Holdings Ltd.	4,783,177
96,452	MBIA, Inc.*	1,168,998
187,882	Montpelier Re Holdings Ltd. (Bermuda)	5,745,432
16,787	Navigators Group, Inc. (The)*	956,355
66,171	Old Republic International Corp.	1,095,792
11,171	PartnerRe Ltd.	1,177,423
17,354	Phoenix Cos., Inc. (The)*	763,923
164,433	Platinum Underwriters Holdings Ltd.	10,311,593
31,751	Primerica, Inc.	1,457,053
51,328	ProAssurance Corp.	2,331,318
258,186	Protective Life Corp.	13,206,214
123,147	Reinsurance Group of America, Inc.	9,446,606
12,217	RenaissanceRe Holdings Ltd.	1,236,483
43,559	RLI Corp.	1,875,651
14,500	Selective Insurance Group, Inc.	332,630
17,486	StanCorp Financial Group, Inc.	1,068,395

See Notes to Financial Statements.

The TARGET Portfolio Trust	63

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Insurance (continued)
88,399	State Auto Financial Corp.	$1,808,644
49,221	Stewart Information Services Corp.	1,501,241
326,475	Symetra Financial Corp.	6,744,973
195,510	United Fire Group, Inc.	5,439,088
99,632	Universal Insurance Holdings, Inc.	1,457,616
29,984	Validus Holdings Ltd.	1,111,507
26,761	W.R. Berkley Corp.	1,183,907
1,877	White Mountains Insurance Group Ltd.	1,119,180

		175,623,581

	Internet & Catalog Retail—0.4%
4,400	Coupons.com, Inc.*(a)	74,008
100,925	HSN, Inc.	5,857,687
71,494	Nutrisystem, Inc.	1,072,410
38,804	Overstock.com, Inc.*	621,640

		7,625,745

	Internet Software & Services—0.4%
3,300	Amber Road, Inc.*	43,956
37,100	Chegg, Inc.*(a)	195,517
170,706	Digital River, Inc.*	2,610,095
5,600	Five9, Inc.*	39,928
26,100	IntraLinks Holdings, Inc.*	238,815
81,500	j2 Global, Inc.	3,778,340
1,300	OPOWER, Inc.*	23,725
500	Q2 Holdings, Inc.*(a)	6,140
7,085	United Online, Inc.	83,957
17,300	WebMD Health Corp.*(a)	762,757

		7,783,230

	IT Services—2.9%
181,200	Booz Allen Hamilton Holding Corp.	4,211,088
307,417	Broadridge Financial Solutions, Inc.	11,786,368
77,550	CACI International, Inc. (Class A Stock)*(a)	5,401,358
104,195	Convergys Corp.	2,244,360
156,000	CSG Systems International, Inc.(a)	4,112,160
12,196	DST Systems, Inc.	1,124,349
58,229	ExlService Holdings, Inc.*	1,647,590
68,200	Global Cash Access Holdings, Inc.*	450,120
93,160	Global Payments, Inc.	6,225,883
41,269	Heartland Payment Systems, Inc.	1,689,553
129,675	iGATE Corp.*	4,746,105
81,400	Jack Henry & Associates, Inc.	4,490,024
17,700	Lionbridge Technologies, Inc.*	104,076

See Notes to Financial Statements.

64	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	IT Services (continued)
19,800	Moduslink Global Solutions, Inc.*(a)	$79,992
308,715	Sapient Corp.*	5,022,793
30,115	Science Applications International Corp.	1,174,485
115,985	Unisys Corp.*(a)	2,826,554

		57,336,858

	Leisure Products—0.6%
123,001	Arctic Cat, Inc.	5,029,511
218,584	Callaway Golf Co.	1,903,867
572	Johnson Outdoors, Inc. (Class A Stock)	11,972
77,808	Smith & Wesson Holding Corp.*	1,194,353
65,778	Sturm Ruger & Co., Inc.(a)	4,232,814

		12,372,517

	Life Sciences Tools & Services—0.9%
78,812	Albany Molecular Research, Inc.*	1,265,721
49,503	Charles River Laboratories International, Inc.*	2,659,301
70,780	Covance, Inc.*	6,248,459
152,824	PerkinElmer, Inc.	6,414,023

		16,587,504

	Machinery—4.3%
147,648	Actuant Corp. (Class A Stock)	4,999,361
20,051	AGCO Corp.	1,116,841
36,100	Albany International Corp. (Class A Stock)	1,298,878
153,300	Barnes Group, Inc.	5,905,116
115,207	Briggs & Stratton Corp.	2,461,974
58,300	Crane Co.	4,240,159
24,385	EnPro Industries, Inc.*(a)	1,736,456
16,900	Global Brass & Copper Holdings, Inc.	268,034
41,622	Greenbrier Cos., Inc. (The)*	2,182,658
11,400	Hardinge, Inc.	152,304
18,646	Hyster-Yale Materials Handling, Inc.	1,797,288
78,191	ITT Corp.	3,373,160
64,394	Kadant, Inc.	2,237,691
89,200	Kennametal, Inc.(a)	4,168,316
10,200	LB Foster Co. (Class A Stock)	482,970
16,700	NN, Inc.	326,819
20,650	Oshkosh Corp.	1,146,281
186,100	Rexnord Corp.*	4,976,314
84,346	Snap-on, Inc.	9,784,136
15,450	Standex International Corp.	917,267
29,954	Terex Corp.(a)	1,296,709
121,500	Timken Co. (The)	7,664,220
66,192	Titan International, Inc.	1,159,022
73,447	TriMas Corp.*	2,633,809
87,524	Trinity Industries, Inc.	6,569,551
26,700	Valmont Industries, Inc.	3,975,897

See Notes to Financial Statements.

The TARGET Portfolio Trust	65

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Machinery (continued)
409,220	Wabash National Corp.*	$5,467,179
37,727	Watts Water Technologies, Inc. (Class A Stock)	2,007,076

		84,345,486

	Marine
29,002	Matson, Inc.	687,057

	Media—0.7%
4,300	AMC Entertainment Holdings, Inc. (Class A Stock)*	99,502
138,600	Cinemark Holdings, Inc.	4,105,332
168,258	Cumulus Media, Inc. (Class A Stock)*	1,078,534
10,800	Entercom Communications Corp. (Class A Stock)*(a)	116,640
64,100	EW Scripps Co. (The) (Class A Stock)*	1,098,033
41,100	Journal Communications, Inc. (Class A Stock)*	329,622
124,173	Live Nation Entertainment, Inc.*	2,592,732
184,533	McClatchy Co. (The) (Class A Stock)*	1,011,241
17,200	Meredith Corp.	758,004
43,649	Scholastic Corp.	1,436,488
13,800	Sinclair Broadcast Group, Inc. (Class A Stock)(a)	368,874

		12,995,002

	Metals & Mining—1.9%
49,178	Allegheny Technologies, Inc.	2,026,134
7,500	Ampco-Pittsburgh Corp.	150,225
49,539	Cliffs Natural Resources, Inc.	877,831
355,062	Commercial Metals Co.	6,817,190
82,925	Globe Specialty Metals, Inc.	1,607,087
352,300	HudBay Minerals, Inc. (Canada)	3,086,148
31,162	Materion Corp.	1,048,601
89,875	Reliance Steel & Aluminum Co.	6,364,948
73,300	Royal Gold, Inc.	4,852,460
40,021	RTI International Metals, Inc.*	1,126,991
48,049	Schnitzer Steel Industries, Inc. (Class A Stock)	1,348,735
216,200	Steel Dynamics, Inc.	3,949,974
18,300	SunCoke Energy, Inc.*	381,921
40,516	United States Steel Corp.	1,054,226
2,000	US Silica Holdings, Inc.	90,340
34,400	Worthington Industries, Inc.	1,265,920

		36,048,731

	Multi-Utilities—0.4%
21,663	Allliant Energy Corp.	1,266,852
65,898	Avista Corp.	2,118,620
20,710	Integrys Energy Group, Inc.	1,269,109
52,731	NorthWestern Corp.	2,551,126

		7,205,707

See Notes to Financial Statements.

66	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Multiline Retail—0.2%
42,342	Burlington Stores, Inc.*	$1,100,469
17,957	Dillard’s, Inc. (Class A Stock)	1,758,529

		2,858,998

	Oil, Gas & Consumable Fuels—3.6%
81,206	Alon USA Energy, Inc.	1,322,846
26,275	Bill Barrett Corp.*	622,192
24,181	Carrizo Oil & Gas, Inc.*(a)	1,330,439
9,732	Clayton Williams Energy, Inc.*	1,406,079
87,006	Comstock Resources, Inc.	2,418,767
95,500	CVR Energy, Inc.(a)	4,693,825
34,600	Delek US Holdings, Inc.	1,106,854
12,400	Energy XXI (Bermuda) Ltd.(a)	296,732
11,200	EPL Oil & Gas, Inc.*	438,368
11,600	Equal Energy Ltd.	52,548
49,197	Goodrich Petroleum Corp.*(a)	1,237,305
102,670	Green Plains Renewable Energy, Inc.	3,069,833
26,100	Knightsbridge Tankers Ltd. (Bermuda)	311,895
126,584	LinnCo LLC	3,488,655
96,251	Northern Oil and Gas, Inc.*(a)	1,485,153
233,747	Oasis Petroleum, Inc.*(a)	10,871,573
58,627	ONEOK, Inc.	3,706,399
1,600	Panhandle Oil And Gas, Inc. (Class A Stock)	70,160
40,385	PBF Energy, Inc. (Class A Stock)	1,243,050
19,014	PDC Energy, Inc.*	1,210,621
117,725	Penn Virginia Corp.*	1,958,944
198,092	Renewable Energy Group, Inc.*	2,331,543
22,180	REX American Resources Corp.*	1,449,685
7,700	Rice Energy, Inc.*	228,690
3,700	RSP Permian, Inc.*	104,895
2,400	SemGroup Corp. (Class A Stock)	153,312
239,906	Ship Finance International Ltd. (Norway)	4,229,543
82,760	Stone Energy Corp.*(a)	4,059,378
249,310	Swift Energy Co.*(a)	3,073,992
84,100	VAALCO Energy, Inc.*	775,402
116,400	Warren Resources, Inc.*	590,148
142,753	Western Refining, Inc.(a)	6,209,755
2,275	Westmoreland Coal Co.*	67,363
94,200	World Fuel Services Corp.	4,289,868

		69,905,812

	Paper & Forest Products—0.8%
69,275	Clearwater Paper Corp.*	4,252,792
14,161	Domtar Corp.	1,322,071
82,918	Louisiana-Pacific Corp.*	1,359,026
23,680	Neenah Paper, Inc.	1,192,761
34,702	P.H. Glatfelter Co.	885,595
109,245	Resolute Forest Products, Inc.*	1,948,931

See Notes to Financial Statements.

The TARGET Portfolio Trust	67

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Paper & Forest Products (continued)
114,348	Schweitzer-Mauduit International, Inc.	$4,990,147

		15,951,323

	Personal Products—0.2%
73,900	Elizabeth Arden, Inc.*	2,715,086
5,300	Revlon, Inc. (Class A Stock)*	159,742
18,651	USANA Health Sciences, Inc.*	1,265,657

		4,140,485

	Pharmaceuticals—0.3%
5,100	Egalet Corp.*	58,956
111,736	Impax Laboratories, Inc.*	2,921,896
11,200	Lannett Co., Inc.*	386,736
8,500	Phibro Animal Health Corp. (Class A Stock)*	150,110
43,592	Prestige Brands Holdings, Inc.*	1,461,204
18,733	Questcor Pharmaceuticals, Inc.	1,539,478
6,500	Revance Therapeutics, Inc.*	222,820

		6,741,200

	Professional Services—1.2%
7,663	Barrett Business Services, Inc.	386,292
6,100	CDI Corp.	93,452
56,025	Dun & Bradstreet Corp. (The)	6,205,329
10,400	Heidrick & Struggles International, Inc.	196,040
155,406	ICF International, Inc.*	6,056,172
101,178	Kelly Services, Inc. (Class A Stock)	2,130,808
108,757	Korn/Ferry International*	3,159,391
77,221	Navigant Consulting, Inc.*	1,297,313
3,600	Paylocity Corp*	68,076
28,100	Resources Connection, Inc.	382,441
104,580	RPX Corp.*	1,713,020
31,800	TrueBlue, Inc.*	850,650
9,600	VSE Corp.	599,712

		23,138,696

	Real Estate Investment Trusts (REITs)—5.5%
4,900	Acadia Realty Trust	132,937
135,700	Altisource Residential Corp.	3,815,884
16,500	American Campus Communities, Inc.	630,300
500,331	Anworth Mortgage Asset Corp.	2,701,787
62,573	Apollo Commercial Real Estate Finance, Inc.	1,064,367
11,980	Ashford Hospitality Prime, Inc.	183,773
59,600	Ashford Hospitality Trust, Inc.	611,496
238,600	Associated Estates Realty Corp.	4,003,708

See Notes to Financial Statements.

68	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (REITs) (continued)
205,477	Blackstone Mortgage Trust, Inc. (Class A Stock)	$5,841,711
259,989	Capstead Mortgage Corp.	3,322,659
56,172	CBL & Associates Properties, Inc.	1,020,645
60,100	Cedar Realty Trust, Inc.	372,019
11,000	Chatham Lodging Trust	223,630
18,300	Chesapeake Lodging Trust	493,917
366,696	Chimera Investment Corp.	1,133,091
86,428	Colony Financial, Inc.	1,879,809
24,000	CoreSite Realty Corp.	730,080
283,137	Cousins Properties, Inc.	3,292,883
12,900	CyrusOne, Inc.	258,000
33,000	CYS Investments, Inc.	283,800
137,400	DCT Industrial Trust, Inc.	1,074,468
127,400	DiamondRock Hospitality Co.	1,563,198
113,541	Dynex Capital, Inc.	974,182
2,000	EastGroup Properties, Inc.	126,500
202,991	Education Realty Trust, Inc.	2,070,508
5,700	EPR Properties	305,577
88,461	Equity One, Inc.(a)	1,993,026
6,500	Extra Space Storage, Inc.	340,145
38,300	FelCor Lodging Trust, Inc.	353,509
79,800	First Industrial Realty Trust, Inc.	1,465,926
371,666	First Potomac Realty Trust	4,842,808
334,500	Franklin Street Properties Corp.	4,074,210
8,300	Geo Group, Inc. (The)	278,299
5,500	Getty Realty Corp.	104,060
4,500	Government Properties Income Trust	114,525
1,082,675	Hersha Hospitality Trust	6,290,342
74,400	Highwoods Properties, Inc.	3,002,040
2,000	Home Properties, Inc.	123,200
131,786	Invesco Mortgage Capital, Inc.	2,196,873
84,500	Kite Realty Group Trust	523,900
4,300	LaSalle Hotel Properties	142,244
202,131	Lexington Realty Trust	2,174,930
12,800	LTC Properties, Inc.	494,464
421,951	Medical Properties Trust, Inc.	5,696,338
447,991	MFA Financial, Inc.	3,552,569
33,336	Mid-America Apartment Communities, Inc.	2,321,852
285,167	New Residential Investment Corp.	1,739,519
188,085	New York Mortgage Trust, Inc.	1,386,186
114,900	Omega Healthcare Investors, Inc.	3,996,222
39,100	Parkway Properties, Inc.	737,426
8,800	Pennsylvania Real Estate Investment Trust	145,640
117,323	Pennymac Mortgage Investment Trust	2,750,051
31,300	Potlatch Corp.	1,196,599
59,200	RAIT Financial Trust	484,256
11,600	Ramco-Gershenson Properties Trust	191,168
164,131	Redwood Trust, Inc.(a)	3,578,056

See Notes to Financial Statements.

The TARGET Portfolio Trust	69

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (REITs) (continued)
181,629	Resource Capital Corp.	$998,960
326,197	Retail Properties of America, Inc. (Class A Stock)	4,671,141
137,900	Starwood Property Trust, Inc.	3,316,495
27,580	Starwood Waypoint Residential Trust*	749,349
5,700	Sun Communities, Inc.	259,749
71,700	Sunstone Hotel Investors, Inc.	1,026,027
113,258	Two Harbors Investment Corp.	1,175,618
14,300	Winthrop Realty Trust	198,770

		106,797,421

	Real Estate Management & Development
14,700	Alexander & Baldwin, Inc.	548,457

	Road & Rail—0.7%
4,700	AMERCO, Inc.	1,175,517
53,804	Arkansas Best Corp.*	2,120,954
74,825	Celadon Group, Inc.	1,721,723
122,050	Con-way, Inc.	5,184,684
73,336	Quality Distribution, Inc.*	921,834
1,850	Saia, Inc.*	76,164
67,843	Swift Transportation Co.*(a)	1,631,624
3,300	Universal Truckload Services, Inc.	81,378

		12,913,878

	Semiconductors & Semiconductor Equipment—2.7%
35,700	Alpha & Omega Semiconductor Ltd.*	257,040
248,151	Amkor Technology, Inc.*	1,972,801
2,400	Audience, Inc.*	27,600
101,894	Brooks Automation, Inc.	1,042,376
145,949	Cabot Microelectronics Corp.*	6,329,808
91,393	Cirrus Logic, Inc.*(a)	2,038,064
9,200	DSP Group, Inc.*	73,232
511,416	Entegris, Inc.*	5,671,603
132,574	Fairchild Semiconductor International, Inc.*	1,687,667
37,131	First Solar, Inc.*(a)	2,505,971
38,900	Integrated Silicon Solution, Inc.*	562,494
71,605	International Rectifier Corp.*	1,864,594
15,900	IXYS Corp.	171,561
7,400	LTX-Credence Corp.*	71,262
97,660	MKS Instruments, Inc.	2,749,129
146,815	Monolithic Power Systems, Inc.*	5,446,837
90,044	OmniVision Technologies, Inc.*	1,758,559
12,400	Pericom Semiconductor Corp.*	100,068
376,560	RF Micro Devices, Inc.*	3,178,166
55,575	Semtech Corp.*	1,332,689

See Notes to Financial Statements.

70	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Semiconductors & Semiconductor Equipment (continued)
205,900	Skyworks Solutions, Inc.*	$8,452,195
173,968	Spansion, Inc. (Class A Stock)*	3,101,849
167,927	Ultra Clean Holdings, Inc.*	1,430,738

		51,826,303

	Software—2.5%
21,600	Actuate Corp.*	121,608
21,137	AVG Technologies NV*	395,896
221,501	BroadSoft, Inc.*	5,621,695
145,315	Cadence Design Systems, Inc.*	2,261,101
56,325	CommVault Systems, Inc.*	2,726,130
84,725	Ellie Mae, Inc.*	2,066,443
170,248	Epiq Systems, Inc.	2,177,472
168,096	Fair Isaac Corp.	9,615,091
3,500	FireEye, Inc.*(a)	137,410
13,400	Imperva, Inc.*	306,592
190,288	Mentor Graphics Corp.	3,938,962
5,800	Paycom Software, Inc.*	89,378
6,133	Pegasystems, Inc.	101,624
1,600	Proofpoint, Inc.*	40,704
83,661	PTC, Inc.*	2,959,090
4,900	Rubicon Project, Inc. (The)*(a)	70,413
159,625	SS&C Technologies Holdings, Inc.*	6,212,605
61,300	Telenav, Inc.*	375,769
158,057	Tivo, Inc.*	1,874,556
6,600	Varonis Systems, Inc.*	166,782
183,350	Verint Systems, Inc.*	8,025,229

		49,284,550

	Specialty Retail—3.1%
106,000	Aaron’s, Inc.(a)	3,123,820
116,891	Abercrombie & Fitch Co. (Class A Stock)(a)	4,296,913
160,072	American Eagle Outfitters, Inc.(a)	1,850,432
12,504	ANN, Inc.*	490,032
173,064	Barnes & Noble, Inc.*(a)	2,838,250
73,152	Brown Shoe Co., Inc.	1,725,656
92,100	Buckle, Inc. (The)(a)	4,327,779
5,500	Cato Corp. (The) (Class A Stock)	156,695
302,475	Chico’s FAS, Inc.	4,803,303
41,575	Children’s Place Retail Stores, Inc. (The)	1,995,600
33,675	CST Brands, Inc.	1,098,815
5,700	Destination Maternity Corp.	140,562
116,217	Express, Inc.*	1,693,282
29,508	GameStop Corp. (Class A Stock)	1,170,877
128,825	GNC Holdings, Inc. (Class A Stock)	5,797,125
159,500	Group 1 Automotive, Inc.(a)	11,504,735
79,947	hhgregg, Inc.*	689,143
56,456	Kirkland’s, Inc.*	965,962

See Notes to Financial Statements.

The TARGET Portfolio Trust	71

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Specialty Retail (continued)
143,800	Men’s Wearhouse, Inc. (The)	$6,813,244
26,862	Murphy USA, Inc.*	1,141,635
80,465	Pier 1 Imports, Inc.	1,469,291
81,527	Select Comfort Corp.*	1,500,097
5,665	Systemax, Inc.*	97,948
3,100	Trans World Entertainment Corp.	10,137

		59,701,333

	Technology Hardware, Storage & Peripherals—0.2%
26,300	Avid Technology, Inc.*	198,565
48,329	Diebold, Inc.	1,817,654
8,100	Electronics For Imaging, Inc.*	306,099
6,100	Fusion-io, Inc.*	52,643
30,989	Lexmark International, Inc. (Class A Stock)	1,332,527
4,500	QLogic Corp.*	52,110
23,000	Super Micro Computer, Inc.*	468,280

		4,227,878

	Textiles, Apparel & Luxury Goods—0.5%
20,923	Columbia Sportswear Co.	1,798,960
3,300	G-III Apparel Group Ltd.*	236,841
17,700	Iconix Brand Group, Inc.*(a)	752,250
11,311	Oxford Industries, Inc.	746,639
4,100	RG Barry Corp.	74,948
41,100	Vera Bradley, Inc.*(a)	1,163,130
146,525	Wolverine World Wide, Inc.(a)	4,117,352

		8,890,120

	Thrifts & Mortgage Finance—1.0%
349,761	Astoria Financial Corp.(a)	4,637,831
2,900	BankFinancial Corp.	28,536
4,700	Berkshire Hills Bancorp, Inc.	110,121
15,700	Charter Financial Corp.	172,700
5,900	First Defiance Financial Corp.	159,418
148,827	Flagstar Bancorp, Inc.*	2,619,355
191,400	Home Loan Servicing Solutions Ltd.	4,239,510
23,700	HomeStreet, Inc.	430,392
5,100	OceanFirst Financial Corp.	82,722
7,300	Provident Financial Holdings, Inc.	102,711
78,151	Provident Financial Services, Inc.	1,358,264
226,780	Washington Federal, Inc.	4,893,913
5,300	WSFS Financial Corp.	358,386

		19,193,859

See Notes to Financial Statements.

72	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Tobacco—0.2%
74,500	Universal Corp.	$4,065,465

	Trading Companies & Distributors—1.7%
13,400	Aircastle Ltd.	235,438
13,150	Applied Industrial Technologies, Inc.	630,148
148,602	CAI International, Inc.*	3,232,094
14,225	DXP Enterprises, Inc.*	1,610,412
213,327	GATX Corp.	14,000,651
188,733	TAL International Group, Inc.*	7,960,758
61,875	WESCO International, Inc.*(a)	5,431,387

		33,100,888

	Water Utilities
4,700	American States Water Co.	142,692
2,400	Artesian Resources Corp. (Class A Stock)	52,848
3,900	California Water Service Group	87,750
2,200	Consolidated Water Co. Ltd. (Ordinary Shares) (Cayman Islands)	25,564

		308,854

	Wireless Telecommunication Services—0.4%
14,600	RingCentral, Inc. (Class A Stock)*	221,336
70,500	SBA Communications Corp. (Class A Stock)*	6,328,080
40,851	Telephone & Data Systems, Inc.	1,110,739
37,030	USA Mobility, Inc.	634,324

		8,294,479

	TOTAL COMMON STOCKS (cost $1,470,117,881)	1,877,729,855

	EXCHANGE TRADED FUNDS—0.2%
19,797	iShares Russell 2000 Index Fund(a)	2,216,868
20,789	iShares Russell 2000 Value Index Fund	2,043,351

	TOTAL EXCHANGE TRADED FUNDS (cost $3,757,101)	4,260,219

PRINCIPAL AMOUNT (000)#

	U.S. TREASURY OBLIGATION
365	U.S. Treasury Notes(k) 0.25%, 11/30/14 (cost $365,243)	365,399

	TOTAL LONG-TERM INVESTMENTS (cost $1,474,240,225)	1,882,355,473

SHARES	SHORT-TERM INVESTMENT—10.3%

	AFFILIATED MONEY MARKET MUTUAL FUND
200,159,971	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $200,159,971; includes $132,640,816 of cash collateral for securities on loan)(Note 3)(b)(w)	200,159,971

	TOTAL INVESTMENTS—106.9% (cost $1,674,400,196; Note 5)	2,082,515,444
	Liabilities in excess of other assets—(6.9%)	(134,463,977)

	NET ASSETS—100.0%	$1,948,051,467

See Notes to Financial Statements.

The TARGET Portfolio Trust	73

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,266,721; cash collateral of $132,640,816 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Futures contracts open at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Depreciation(1)
Long Position:
53	Russell 2000 Mini Index	Jun. 2014	$6,079,235	$5,955,080	$(124,155)

(1)	U.S. Treasury security with a market value of $365,399 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at April 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$65,050,079	$—	$—
Air Freight & Logistics	300,290	—	—
Airlines	8,534,024	—	—
Auto Components	5,932,305	—	—
Banks	153,185,121	—	—
Biotechnology	3,617,872	—	—
Building Products	4,410,124	—	—
Capital Markets	66,927,084	—	—
Chemicals	45,704,277	—	—
Commercial Services & Supplies	50,321,139	—	—
Communications Equipment	20,159,134	—	—
Construction & Engineering	21,654,446	—	—
Consumer Finance	19,935,767	—	—
Containers & Packaging	39,619,345	—	—
Distributors	104,702	—	—

See Notes to Financial Statements.

74	The TARGET Portfolio Trust

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Diversified Consumer Services	$15,244,982	$—	$—
Diversified Financial Services	4,480,013	—	—
Diversified Telecommunication Services	5,516,442	—	—
Electric Utilities	36,097,618	—	—
Electrical Equipment	38,384,479	—	—
Electronic Equipment, Instruments & Components	71,188,250	—	—
Energy Equipment & Services	70,041,427	—	—
Food & Staples Retailing	33,374,654	—	—
Food Products	22,382,186	—	—
Gas Utilities	31,267,085	—	—
Health Care Equipment & Supplies	45,052,203	—	—
Health Care Providers & Services	44,785,559	—	—
Health Care Technology	6,258,844	—	—
Hotels, Restaurants & Leisure	28,580,200	—	—
Household Durables	19,118,787	—	—
Insurance	175,623,581	—	—
Internet & Catalog Retail	7,625,745	—	—
Internet Software & Services	7,783,230	—	—
IT Services	57,336,858	—	—
Leisure Products	12,372,517	—	—
Life Sciences Tools & Services	16,587,504	—	—
Machinery	84,345,486	—	—
Marine	687,057	—	—
Media	12,995,002	—	—
Metals & Mining	36,048,731	—	—
Multi-Utilities	7,205,707	—	—
Multiline Retail	2,858,998	—	—
Oil, Gas & Consumable Fuels	69,905,812	—	—
Paper & Forest Products	15,951,323	—	—
Personal Products	4,140,485	—	—
Pharmaceuticals	6,741,200	—	—
Professional Services	23,138,696	—	—
Real Estate Investment Trusts (REITs)	106,797,421	—	—
Real Estate Management & Development	548,457	—	—
Road & Rail	12,913,878	—	—
Semiconductors & Semiconductor Equipment	51,826,303	—	—
Software	49,284,550	—	—
Specialty Retail	59,701,333	—	—
Technology Hardware, Storage & Peripherals	4,227,878	—	—
Textiles, Apparel & Luxury Goods	8,890,120	—	—
Thrifts & Mortgage Finance	19,193,859	—	—
Tobacco	4,065,465	—	—
Trading Companies & Distributors	33,100,888	—	—
Water Utilities	308,854	—	—
Wireless Telecommunication Services	8,294,479	—	—
Exchange Traded Funds	4,260,219	—	—
U.S. Treasury Obligation	—	365,399	—
Affiliated Money Market Mutual Fund	200,159,971	—	—

See Notes to Financial Statements.

The TARGET Portfolio Trust	75

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$(124,155)	$—	$—

Total	$2,082,025,890	$365,399	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Affiliated Money Market Mutual Funds (including 6.8% of collateral for security on loan)	10.3%
Insurance	9.0
Banks	7.9
Real Estate Investment Trusts (REITs)	5.5
Machinery	4.3
Electronic Equipment, Instruments & Components	3.7
Energy Equipment & Services	3.6
Oil, Gas & Consumable Fuels	3.6
Capital Markets	3.4
Aerospace & Defense	3.3
Specialty Retail	3.1
IT Services	2.9
Semiconductors & Semiconductor Equipment	2.7
Commercial Services & Supplies	2.6
Software	2.5
Chemicals	2.3
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	2.3
Containers & Packaging	2.0
Electrical Equipment	2.0
Electric Utilities	1.9
Metals & Mining	1.9
Food & Staples Retailing	1.7
Trading Companies & Distributors	1.7
Gas Utilities	1.6
Hotels, Restaurants & Leisure	1.5
Professional Services	1.2
Food Products	1.2
Construction & Engineering	1.1
Communications Equipment	1.0%
Consumer Finance	1.0
Thrifts & Mortgage Finance	1.0
Household Durables	1.0
Life Sciences Tools & Services	0.9
Paper & Forest Products	0.8
Diversified Consumer Services	0.8
Media	0.7
Road & Rail	0.7
Leisure Products	0.6
Textiles, Apparel & Luxury Goods	0.5
Airlines	0.4
Wireless Telecommunication Services	0.4
Internet Software & Services	0.4
Internet & Catalog Retail	0.4
Multi-Utilities	0.4
Pharmaceuticals	0.3
Health Care Technology	0.3
Auto Components	0.3
Diversified Telecommunication Services	0.3
Diversified Financial Services	0.2
Building Products	0.2
Exchange Traded Funds	0.2
Technology Hardware, Storage & Peripherals	0.2
Personal Products	0.2
Tobacco	0.2
Biotechnology	0.2
Multiline Retail	0.2

106.9
Liabilities in excess of other assets	(6.9)

100.0%

See Notes to Financial Statements.

76	The TARGET Portfolio Trust

Portfolio of Investments As of April 30, 2014 (Unaudited)	International Equity Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—96.0%

	COMMON STOCKS—96.0%

	Australia—4.3%
645,700	Arrium Ltd.	$719,601
166,700	Ausdrill Ltd.	144,625
165,969	Bank of Queensland Ltd.	1,897,439
91,300	Bendigo & Adelaide Bank Ltd.	978,515
125,300	Bradken Ltd.	494,504
248,800	Challenger Ltd.	1,636,920
288,000	Downer EDI Ltd.	1,344,471
502,300	Emeco Holdings Ltd.*	122,345
249,100	Fortescue Metals Group Ltd.	1,178,223
95,300	GrainCorp Ltd. (Class A Stock)	785,980
54,000	Leighton Holdings Ltd.(a)	960,235
178,100	Lend Lease Group	2,152,507
259,000	Metcash Ltd.	668,896
75,100	Mineral Resources Ltd.	815,406
54,600	National Australia Bank Ltd.	1,797,829
46,600	Orica Ltd.	951,033
914,400	Pacific Brands Ltd.	430,524
36,800	Rio Tinto Ltd.	2,122,220
237,600	Toll Holdings Ltd.	1,171,981

		20,373,254

	Austria—0.6%
39,100	OMV AG	1,828,096
18,000	Voestalpine AG	822,228

		2,650,324

	Belgium—1.2%
102,600	AGFA-Gevaert NV*	392,864
34,507	Anheuser-Busch InBev NV	3,761,114
20,300	Delhaize Group SA	1,511,603
16,878	Dexia SA*	960

		5,666,541

	Brazil—0.2%
30,690	Embraer SA, ADR	1,055,736

	Canada—0.5%
40,269	Canadian National Railway Co.	2,358,715

	China—2.7%
18,918	Baidu, Inc., ADR*	2,910,534
369,029	China Mobile Ltd.	3,512,595
4,284,312	Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,559,955

See Notes to Financial Statements.

The TARGET Portfolio Trust	77

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	China (continued)
1,482,000	Poly Property Group Co. Ltd.	$643,460
1,824,000	Shougang Fushan Resources Group Ltd.	548,959
13,400	SINA Corp.*	640,520
269,710	Sinopharm Group Co. Ltd. (Class H Stock)	712,212
25,295	Tencent Holdings Ltd.	1,592,572

		13,120,807

	Denmark—1.4%
600	A.P. Moeller - Maersk A/S (Class B Stock)	1,432,356
119,355	Novo Nordisk A/S (Class B Stock)	5,417,048

		6,849,404

	Finland—0.7%
49,260	Kone Oyj (Class B Stock)	2,111,549
41,200	Tieto Oyj	1,127,447

		3,238,996

	France—11.0%
38,030	Accor SA	1,861,931
14,193	Air Liquide SA	2,030,555
37,700	Alstom SA	1,557,913
6,200	Arkema SA	692,491
62,600	AXA SA	1,633,608
32,000	BNP Paribas SA	2,404,620
41,684	Cie Generale des Etablissements Michelin	5,111,734
7,600	Ciments Francais SA	817,148
73,800	CNP Assurances	1,702,531
97,828	Credit Agricole SA*	1,543,572
42,900	Electricite de France SA	1,647,397
26,204	LVMH Moet Hennessy Louis Vuitton SA	5,162,032
47,717	Publicis Groupe SA	4,082,150
19,800	Renault SA	1,935,840
30,000	Sanofi	3,237,591
26,100	SCOR SE	955,070
24,200	Societe Generale SA	1,507,107
37,000	Thales SA	2,355,980
105,401	Total SA	7,540,817
20,400	Valeo SA	2,801,513
71,500	Vivendi SA	1,920,971

		52,502,571

	Germany—7.8%
34,836	Adidas AG	3,724,023
18,300	Allianz SE	3,184,742

See Notes to Financial Statements.

78	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Germany (continued)
3,600	Aurubis AG	$192,328
21,900	BASF SE	2,540,522
6,900	Continental AG	1,623,600
37,400	Daimler AG	3,481,902
85,411	Deutsche Bank AG	3,761,964
24,600	DMG Mori Seiki AG	775,181
54,400	E.ON SE	1,042,022
48,100	Freenet AG	1,665,851
51,643	Fresenius Medical Care AG & Co. KGaA	3,558,075
12,800	Hannover Rueck SE	1,192,727
7,400	Heidelberger Druckmaschinen AG*	23,471
16,400	Metro AG	657,045
8,400	Muenchener Rueckversicherungs AG	1,941,733
18,900	Rheinmetall AG	1,259,110
22,000	RWE AG	839,543
26,699	SAP AG	2,157,999
14,900	Stada Arzneimittel AG	649,723
12,100	Volkswagen AG	3,244,595

		37,516,156

	Hong Kong—3.1%
821,126	AIA Group Ltd.	3,993,624
97,000	Cheung Kong Holdings Ltd.	1,656,504
583,200	First Pacific Co. Ltd.	648,529
161,119	Hong Kong Exchanges and Clearing Ltd.	2,897,458
1,087,000	Huabao International Holdings Ltd.	514,866
292,680	Kingboard Chemical Holdings Ltd.	559,368
327,146	Sands China Ltd.	2,401,829
2,444,000	Skyworth Digital Holdings Ltd.	1,172,465
308,300	Yue Yuen Industrial Holdings Ltd.	955,124

		14,799,767

	Ireland—0.3%
33,100	Permanent TSB Group Holdings PLC (Chi-X)*	4,385
15,500	Permanent TSB Group Holdings PLC (XLON)*	2,043
66,600	Smurfit Kappa Group PLC	1,483,693

		1,490,121

	Israel—0.7%
182,600	Bank Hapoalim BM	1,031,506
16,000	Elbit Systems Ltd.	944,487
29,400	Teva Pharmaceutical Industries Ltd.	1,441,187

		3,417,180

	Italy—1.8%
1,590	Banco Popolare SC*	32,860
361,000	Enel SpA	2,044,677
104,300	Eni SpA	2,701,296

See Notes to Financial Statements.

The TARGET Portfolio Trust	79

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Italy (continued)
821,904	Intesa Sanpaolo SpA	$2,812,577
682,500	Telecom Italia SpA*	877,031

		8,468,441

	Japan—16.4%
22,600	Alpine Electronics, Inc.	269,448
36,400	Aoyama Trading Co. Ltd.	903,264
513,000	Aozora Bank Ltd.	1,526,074
124,000	Asahi Kasei Corp.	843,052
156,000	Bank of Yokohama Ltd. (The)	784,071
66,399	Bridgestone Corp.	2,377,450
102,000	Calsonic Kansei Corp.	502,466
65,200	Daihatsu Motor Co. Ltd.	1,079,967
16,650	FANUC Corp.	3,004,258
243,000	Fukuoka Financial Group, Inc.	992,414
30,600	Fuyo General Lease Co. Ltd.	1,052,966
51,900	Heiwa Corp.	863,613
16,700	Hogy Medical Co. Ltd	861,321
43,200	Idemitsu Kosan Co. Ltd.	955,305
72,837	Japan Tobacco, Inc.	2,394,048
169,160	JX Holdings, Inc.	878,922
35,300	KDDI Corp.	1,882,609
49,200	Keihin Corp.	714,010
164,516	Kubota Corp.	2,120,369
56,000	KYORIN Holdings, Inc.	1,079,402
78,200	Kyowa Exeo Corp.	1,011,572
247,900	Marubeni Corp.	1,656,571
26,500	Matsumotokiyoshi Holdings Co. Ltd.	782,001
27,100	Megmilk Snow Brand Co. Ltd.	359,590
9,100	Miraca Holdings, Inc.	394,461
58,300	Mitsubishi Corp.	1,043,996
103,327	Mitsubishi Estate Co. Ltd.	2,344,531
1,052,895	Mitsubishi UFJ Financial Group, Inc.	5,600,872
130,500	Mitsui & Co. Ltd.	1,850,801
719,300	Mizuho Financial Group, Inc.	1,408,827
245,000	Morinaga Milk Industry Co. Ltd.	914,538
36,300	Namco Bandai Holdings, Inc.	784,267
65,700	Nichii Gakkan Co.	579,502
47,100	Nippon Telegraph & Telephone Corp.	2,613,710
254,300	Nishi-Nippon City Bank Ltd. (The)	578,430
127,600	Nissan Motor Co. Ltd.	1,101,009
110,000	NTT DOCOMO, Inc.	1,754,560
67,200	Otsuka Holdings Co. Ltd.	1,935,884
432,600	Resona Holdings, Inc.	2,211,885

See Notes to Financial Statements.

80	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Japan (continued)
150,200	Sankyu, Inc.	$572,536
82,000	Seino Holdings Co. Ltd.	810,467
36,500	Shimachu Co. Ltd.	802,001
28,200	Shizuoka Gas Co. Ltd.	169,686
38,722	SoftBank Corp.	2,883,938
149,600	Sumitomo Corp.	1,941,881
57,000	Sumitomo Metal Mining Co. Ltd.	860,958
52,700	Sumitomo Mitsui Financial Group, Inc.	2,083,247
792,370	Sumitomo Mitsui Trust Holdings, Inc.	3,265,118
203,400	Toagosei Co. Ltd.	851,123
51,700	Toho Holdings Co. Ltd.	1,042,182
50,400	Toppan Forms Co. Ltd.	463,089
85,111	Toyota Motor Corp.	4,598,391
23,500	Tsumura & Co.	558,572
6,800	Tsuruha Holdings, Inc.	684,397
106,900	UNY Group Holdings Co. Ltd.	689,886
30,200	West Japan Railway Co.	1,224,697
130,100	Yokohama Rubber Co. Ltd. (The)	1,162,055

		78,676,260

	Liechtenstein—0.1%
3,800	Verwaltungs-und Privat-Bank AG	378,662

	Netherlands—3.9%
175,900	Aegon NV	1,612,370
27,503	ASML Holding NV	2,244,632
412,483	ING Groep NV, CVA*	5,896,378
113,908	Koninklijke Ahold NV	2,202,048
4,300	Royal Dutch Shell PLC (Class A Stock)	170,098
156,100	Royal Dutch Shell PLC (Class B Stock)	6,628,127

		18,753,653

	New Zealand—0.3%
825,600	Air New Zealand Ltd.	1,496,041

	Norway—1.2%
94,500	DNB ASA	1,675,063
11,700	Fred Olsen Energy ASA	373,217
66,900	Statoil ASA	2,039,474
37,700	Yara International ASA	1,782,135

		5,869,889

	Portugal—0.2%
226,600	EDP-Energias de Portugal SA	1,100,745

	Singapore—0.5%
106,000	DBS Group Holdings Ltd.	1,436,000
56,000	United Overseas Bank Ltd.	974,687

		2,410,687

See Notes to Financial Statements.

The TARGET Portfolio Trust	81

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Spain—2.9%
15,100	ACS Actividades de Construccion y Servicios SA	$648,157
58,649	Amadeus IT Holding SA (Class A Stock)	2,439,238
256,376	Banco Bilbao Vizcaya Argentaria SA	3,157,968
211,617	Banco Santander SA	2,104,670
86,900	Gas Natural SDG SA	2,491,858
63,100	Repsol SA	1,698,932
89,000	Telefonica SA	1,493,606

		14,034,429

	Sweden—2.9%
87,100	Boliden AB	1,330,217
71,699	Hennes & Mauritz AB (Class B Stock)	2,934,849
19,200	NCC AB (Class B Stock)	672,682
110,100	Nordea Bank AB	1,595,416
17,400	Oriflame Cosmetics SA, SDR(a)	445,562
71,400	Securitas AB (Class B Stock)	863,129
61,000	Swedbank AB (Class A Stock)	1,632,477
203,600	Telefonaktiebolaget LM Ericsson (Class B Stock)	2,455,102
249,900	TeliaSonera AB	1,819,037

		13,748,471

	Switzerland—8.8%
13,600	Baloise Holding AG	1,656,120
4,400	Bucher Industries AG	1,433,193
72,936	Credit Suisse Group AG*	2,312,264
2,200	Georg Fischer AG*	1,745,272
2,000	Helvetia Holding AG	996,897
51,596	Julius Baer Group Ltd.*	2,416,779
9,200	Lonza Group AG*	962,877
69,880	Nestle SA	5,400,626
91,303	Novartis AG	7,937,205
22,124	Roche Holding AG	6,489,993
8,400	Swiss Life Holding AG*	2,069,556
31,300	Swiss Re AG*	2,736,906
170,408	UBS AG*	3,563,893
8,700	Zurich Insurance Group AG*	2,494,801

		42,216,382

	Taiwan—0.7%
160,029	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	3,216,583

	United Kingdom—16.9%
80,600	Alent PLC	432,748
53,000	AMEC PLC	1,106,909
49,000	Anglo American PLC	1,309,916

See Notes to Financial Statements.

82	The TARGET Portfolio Trust

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	United Kingdom (continued)
41,674	ARM Holdings PLC	$630,742
77,700	AstraZeneca PLC	6,133,192
405,913	Aviva PLC	3,617,394
346,800	BAE Systems PLC	2,346,255
300,600	Barclays PLC	1,283,570
313,989	Beazley PLC	1,302,539
612,900	BP PLC	5,174,759
391,600	BT Group PLC	2,444,608
96,750	Burberry Group PLC	2,429,793
153,400	Carillion PLC	959,574
243,200	Centrica PLC	1,356,329
130,066	Compass Group PLC	2,071,805
80,900	Dairy Crest Group PLC	631,186
507,900	Debenhams PLC	689,795
151,230	Experian PLC	2,907,682
31,400	GlaxoSmithKline PLC	867,595
142,100	Home Retail Group PLC	490,997
195,995	HSBC Holdings PLC (XHKG)	2,004,222
259,200	HSBC Holdings PLC (XLON)	2,648,393
204,800	Intermediate Capital Group PLC	1,537,183
397,300	J. Sainsbury PLC	2,253,793
676,593	Kingfisher PLC	4,787,808
366,500	Legal & General Group PLC	1,311,969
5,403	Liberty Global PLC (Class A Stock)(a)	215,147
144,620	Marston’s PLC	359,591
38,574	Micro Focus International PLC	505,873
40,600	Mondi PLC	674,928
524,912	Old Mutual PLC	1,774,239
166,100	Pace PLC	1,023,501
95,229	Pearson PLC	1,785,723
55,284	Reckitt Benckiser Group PLC	4,462,832
96,739	Rolls-Royce Holdings PLC*	1,718,317
293,000	RSA Insurance Group PLC	485,547
53,467	SABMiller PLC	2,911,316
114,595	Standard Chartered PLC	2,481,799
73,300	Tate & Lyle PLC	868,940
402,500	Tesco PLC	1,993,946
153,300	Tullett Prebon PLC	824,001
80,600	Vesuvius PLC	568,514
61,300	WH Smith PLC	1,136,840
568,100	WM Morrison Supermarkets PLC	1,928,500
115,486	WPP PLC	2,490,050

		80,940,360

	United States—4.9%
39,253	Accenture PLC (Class A Stock)	3,148,876
15,068	Actavis, Inc.*(a)	3,078,844
93,300	Boart Longyear Ltd.*	24,703

See Notes to Financial Statements.

The TARGET Portfolio Trust	83

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	United States (continued)
71,099	Carnival PLC	$2,840,215
67,880	Liberty Global PLC (Class C Stock)	2,608,628
48,242	Lululemon Athletica, Inc.*(a)	2,215,755
38,902	MasterCard, Inc. (Class A Stock)	2,861,242
36,658	Schlumberger Ltd.	3,722,620
36,498	Yum! Brands, Inc.	2,809,981

		23,310,864

	TOTAL COMMON STOCKS (cost $384,609,740)	459,661,039

	PREFERRED STOCK

	United Kingdom
14,533,104	Rolls-Royce Holdings PLC (PRFC C)*(g) (cost $24,450)	24,537

UNITS

	RIGHTS*

	Australia
17,169	Bank of Queensland Ltd., expiring 05/09/14 (cost $0)	24,823

	TOTAL LONG-TERM INVESTMENTS (cost $384,634,190)	459,710,399

SHARES
	SHORT-TERM INVESTMENT—4.5%

	AFFILIATED MONEY MARKET MUTUAL FUND
21,396,697	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $21,396,697; includes $6,007,784 of cash collateral for securities on loan) (Note 3)(b)(w)	21,396,697

	TOTAL INVESTMENTS—100.5% (cost $406,030,887; Note 5)	481,107,096
	Liabilities in excess of other assets(x)—(0.5%)	(2,302,302)

	NET ASSETS—100.0%	$478,804,794

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

Chi-X—European Equity Exchange

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

SDR—Swedish Depositary Receipt

XHKG—Hong Kong Stock Exchange

XLON—London Stock Exchange

See Notes to Financial Statements.

84	The TARGET Portfolio Trust

EUR—Euro

JPY—Japanese Yen

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,877,079; cash collateral of $6,007,784 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security or securities that have been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	384,759	$3,804,187	$3,765,026	$(39,161)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euro,
Expiring 10/28/14	State Street Bank	EUR	9,310	$12,856,409	$12,913,178	$(56,769)
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	1,840,446	17,571,902	18,009,509	(437,607)

				$30,428,311	$30,922,687	$(494,376)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$668,896	$19,704,358	$—
Austria	—	2,650,324	—
Belgium	393,824	5,272,717	—
Brazil	1,055,736	—	—
Canada	2,358,715	—	—
China	3,551,054	9,569,753	—
Denmark	—	6,849,404	—
Finland	—	3,238,996	—
France	817,148	51,685,423	—

See Notes to Financial Statements.

The TARGET Portfolio Trust	85

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Germany	$—	$37,516,156	$—
Hong Kong	—	14,799,767	—
Ireland	6,428	1,483,693	—
Israel	—	3,417,180	—
Italy	—	8,468,441	—
Japan	—	78,676,260	—
Liechtenstein	378,662	—	—
Netherlands	—	18,753,653	—
New Zealand	—	1,496,041	—
Norway	—	5,869,889	—
Portugal	—	1,100,745	—
Singapore	—	2,410,687	—
Spain	—	14,034,429	—
Sweden	—	13,748,471	—
Switzerland	—	42,216,382	—
Taiwan	3,216,583	—	—
United Kingdom	1,133,442	79,806,918	—
United States	23,310,864	—	—
Preferred Stock
United Kingdom	—	24,537	—
Rights
Australia	—	24,823	—
Affiliated Money Market Mutual Fund	21,396,697	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(533,537)	—

Total	$58,288,049	$422,285,510	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Banks	11.8%
Pharmaceuticals	8.1
Insurance	7.3
Oil, Gas & Consumable Fuels	6.3
Affiliated Money Market Mutual Fund (including 1.3% of collateral for securities on loan)	4.5
Automobiles	3.2
Capital Markets	3.1
Textiles, Apparel & Luxury Goods	3.1
Auto Components	2.9
Food & Staples Retailing	2.7
Hotels, Restaurants & Leisure	2.6
Machinery	2.6%
Diversified Financial Services	2.4
Wireless Telecommunication Services	2.4
Diversified Telecommunication Services	2.3
Media	2.3
Chemicals	2.2
Specialty Retail	2.2
IT Services	2.0
Metals & Mining	2.0
Food Products	1.9
Aerospace & Defense	1.8
Real Estate Management & Development	1.5
Beverages	1.4

See Notes to Financial Statements.

86	The TARGET Portfolio Trust

Industry (cont’d.)
Health Care Providers & Services	1.3%
Semiconductors & Semiconductor Equipment	1.3
Trading Companies & Distributors	1.3
Energy Equipment & Services	1.1
Road & Rail	1.1
Internet Software & Services	1.0
Electric Utilities	0.9
Household Products	0.9
Commercial Services & Supplies	0.8
Construction & Engineering	0.8
Communications Equipment	0.7
Multi-Utilities	0.7
Professional Services	0.6
Software	0.6
Gas Utilities	0.5
Tobacco	0.5
Household Durables	0.4
Leisure Products	0.4
Airlines	0.3
Containers & Packaging	0.3%
Electrical Equipment	0.3
Industrial Conglomerates	0.3
Marine	0.3
Air Freight & Logistics	0.2
Construction Materials	0.2
Health Care Equipment & Supplies	0.2
Life Sciences Tools & Services	0.2
Distributors	0.1
Electronic Equipment, Instruments & Components	0.1
Health Care Technology	0.1
Internet & Catalog Retail	0.1
Multiline Retail	0.1
Paper & Forest Products	0.1
Personal Products	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
State Street Bank	$—	$—	$—	$—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
State Street Bank	$(533,537)	$—	$—	$(533,537)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

The TARGET Portfolio Trust	87

Total Return Bond Portfolio	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—92.1%

	ASSET-BACKED SECURITIES—3.2%

	Non-Residential Mortgage-Backed Security—0.7%
2,911	SLM Student Loan Trust, Series 2008-9, Class A 1.729%(c), 04/25/23	$3,009,910

	Residential Mortgage-Backed Securities—2.5%
4,023	Bear Stearns Asset Backed Securities I Trust, Series 2007-HE5, Class 1A2 0.332%(c), 06/25/47	3,857,402
700	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A4 0.392%(c), 10/25/36	649,981
1,898	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A3, 144A 0.372%(c), 07/25/37	1,210,889
1,800	Ownit Mortgage Loan Trust, Series 2005-2, Class M4 1.082%(c), 03/25/36	1,764,837
2,495	Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1 0.977%(c), 05/25/35	2,312,898
311	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-7XS, Class 2A1A 1.655%(c), 04/25/35	298,791

		10,094,798

	TOTAL ASSET-BACKED SECURITIES (cost $12,870,947)	13,104,708

	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
800	Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5 5.377%, 06/10/49	884,261
15,668	UBS - Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A 1.140%(c), 03/10/46	1,124,634

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,103,792)	2,008,895

	CORPORATE BONDS—24.3%

	Airlines—0.1%
422	UAL 1991 Equipment Trust AB, Equipment Trust(g)(i) 10.850%, 02/19/15	211,350

See Notes to Financial Statements.

88	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Auto Components—0.3%
	1,100	AutoZone, Inc., Sr. Unsec’d. Notes 6.950%, 06/15/16	$1,229,275

		Automobiles—0.2%
	600	Daimler Finance North America LLC (Germany), Gtd. Notes, 144A 1.300%, 07/31/15	605,622

		Banks—9.0%
	1,400	Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A 1.124%(c), 04/11/17	1,400,013
	1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.487%(c), 10/14/16	1,192,556
	800	7.625%, 06/01/19	987,255
	300	Sr. Unsec’d. Notes, MTN 5.650%, 05/01/18	340,292
GBP	300	5.750%, 12/12/14	520,848
	3,600	Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes 0.538%(c), 04/11/17	3,597,937
	2,100	Citigroup, Inc., Sr. Unsec’d. Notes 0.916%(c), 11/15/16	2,110,903
	3,800	1.250%, 01/15/16	3,821,136
	1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	2,088,159
	6,400	JPMorgan Chase & Co., Sr. Unsec’d. Notes 0.887%(c), 10/15/15	6,433,440
	4,900	Sr. Unsec’d. Notes, MTN 0.854%(c), 02/26/16	4,925,735
	3,100	Lloyds Bank PLC (United Kingdom), Jr. Sub. Notes, 144A(g) 12.000%(c), 12/29/49	4,378,750
	2,000	Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A 9.000%, 06/11/14	2,010,000
	2,700	Sumitomo Mitsui Trust Bank Ltd. (Japan), Gtd. Notes, 144A 1.800%, 03/28/18	2,675,376

			36,482,400

See Notes to Financial Statements.

The TARGET Portfolio Trust	89

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	CORPORATE BONDS (continued)

	Capital Markets—1.6%
300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.150%, 04/01/18	$343,738
400	Sr. Unsec’d. Notes, MTN 0.628%(c), 07/22/15	400,042
3,200	Morgan Stanley, Notes, MTN 6.625%, 04/01/18	3,733,523
1,800	Sr. Unsec’d. Notes, MTN 5.750%, 10/18/16	1,992,819

		6,470,122

	Consumer Finance—2.7%
1,000	Ally Financial, Inc., Gtd. Notes 2.750%, 01/30/17	1,012,500
3,600	8.000%, 03/15/20	4,351,500
400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	421,417
2,000	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	2,128,426
800	Sr. Unsec’d. Notes, MTN 1.333%(c), 08/28/14	802,534
1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.535%(c), 06/20/14	1,700,598
100	Springleaf Finance Corp., Gtd. Notes, MTN 5.400%, 12/01/15	104,500
500	6.900%, 12/15/17	548,750

		11,070,225

	Diversified Financial Services—0.5%
2,000	Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A(g) 1.176%(c), 04/15/16	2,006,060

	Diversified Telecommunication Services—1.3%
1,300	AT&T, Inc., Sr. Unsec’d. Notes 0.654%(c), 03/30/17	1,299,263

See Notes to Financial Statements.

90	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	CORPORATE BONDS (continued)

	Diversified Telecommunication Services (continued)
1,000	Verizon Communications, Inc., Sr. Unsec’d. Notes 1.763%(c), 09/15/16	$1,029,091
200	1.984%(c), 09/14/18	211,164
2,200	2.500%, 09/15/16	2,276,892
500	3.650%, 09/14/18	533,815

		5,350,225

	Insurance—0.8%
700	American International Group, Inc., Sr. Unsec’d. Notes 8.250%, 08/15/18	874,541
2,000	Metropolitan Life Global Funding I, Sec’d. Notes, 144A(g) 1.700%, 06/29/15	2,025,904
200	XLIT Ltd. (Ireland), Gtd. Notes 5.250%, 09/15/14	203,420

		3,103,865

	Media—1.4%
1,500	Dish DBS Corp., Gtd. Notes 7.750%, 05/31/15	1,601,250
4,200	Pearson Dollar Finance PLC (United Kingdom), Gtd. Notes, 144A 5.700%, 06/01/14	4,213,818

		5,815,068

	Metals & Mining—0.6%
2,500	Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A 5.750%, 01/30/21	2,631,250

	Oil, Gas & Consumable Fuels—1.5%
1,900	Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes 0.609%(c), 03/30/16	1,902,365
300	El Paso LLC, Gtd. Notes, MTN 7.800%, 08/01/31	322,177
2,300	Statoil ASA (Norway), Gtd. Notes 0.697%(c), 11/08/18	2,316,387
1,300	Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes 6.850%, 06/01/39	1,713,568

		6,254,497

See Notes to Financial Statements.

The TARGET Portfolio Trust	91

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	CORPORATE BONDS (continued)

	Paper & Forest Products—1.0%
3,600	International Paper Co., Sr. Unsec’d. Notes 5.250%, 04/01/16	$3,869,694

	Pharmaceuticals—0.7%
1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.000%, 06/15/17	1,355,555
1,275	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.750%, 08/15/21	1,367,437

		2,722,992

	Real Estate Investment Trusts (REITs)—1.0%
3,700	Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A 6.375%, 11/12/20	4,207,311

	Road & Rail—0.5%
1,600	CSX Corp., Sr. Unsec’d. Notes 6.250%, 03/15/18	1,847,507

	Specialty Retail—0.5%
1,900	L Brands, Inc., Sr. Unsec’d. Notes 6.900%, 07/15/17	2,161,250

	Technology Hardware, Storage & Peripherals—0.1%
400	Apple, Inc., Sr. Unsec’d. Notes 2.850%, 05/06/21	401,797

	Tobacco
89	Altria Group, Inc., Gtd. Notes 9.700%, 11/10/18	117,485

	Trading Companies & Distributors—0.5%
1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	2,204,000

	TOTAL CORPORATE BONDS (cost $92,849,482)	98,761,995

See Notes to Financial Statements.

92	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		FOREIGN GOVERNMENT BONDS—9.4%
BRL	7,400	Brazil Letras do Tesouro Nacional (Brazil), Bills 12.347%(s), 01/01/17	$2,430,718
EUR	100	Italy Buoni Poliennali del Tesoro (Italy), Bonds 1.500%, 12/15/16	140,352
EUR	700	2.250%, 05/15/16	998,539
EUR	400	3.000%, 06/15/15	568,940
EUR	200	3.000%, 11/01/15	286,694
EUR	6,500	3.750%, 08/01/15	9,353,994
EUR	100	3.750%, 04/15/16	146,550
EUR	800	3.750%, 08/01/16	1,179,861
EUR	3,700	4.500%, 07/15/15	5,362,772
EUR	1,000	Italy Certificati di Credito del Tesoro (Italy), Bonds 0.830%(s), 06/30/15	1,375,694
EUR	200	Spain Government Bond (Spain), Bonds 3.150%, 01/31/16	289,232
EUR	500	3.250%, 04/30/16	727,594
EUR	1,100	3.300%, 07/30/16	1,608,814
EUR	800	3.750%, 10/31/15	1,160,511
EUR	8,700	4.000%, 07/30/15	12,565,393

		TOTAL FOREIGN GOVERNMENT BONDS (cost $37,430,783)	38,195,658

		MUNICIPAL BONDS—4.3%

		California—1.4%
	4,300	Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs 7.618%, 08/01/40	5,604,061

		Illinois—0.2%
	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	964,368

		Kentucky—1.0%
	800	Kentucky State Property & Building Commission, Revenue Bonds, BABs 4.303%, 11/01/19	863,032
	1,000	4.403%, 11/01/20	1,059,470
	1,900	5.373%, 11/01/25	2,092,546

			4,015,048

		New Jersey—0.7%
	400	New Jersey State Turnpike Authority, Revenue Bonds 5.000%, 01/01/26	458,028
	500	5.000%, 01/01/27	567,240

See Notes to Financial Statements.

The TARGET Portfolio Trust	93

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	MUNICIPAL BONDS (continued)

	New Jersey (continued)
1,800	Port Authority of New York & New Jersey, Revenue Bonds 4.458%, 10/01/62	$1,742,022

		2,767,290

	New York—1.0%
1,400	New York City Transitional Finance Authority, Revenue Bonds, BABs 4.725%, 11/01/23	1,545,964
1,100	4.905%, 11/01/24	1,232,803
1,100	5.075%, 11/01/25	1,242,857

		4,021,624

	TOTAL MUNICIPAL BONDS (cost $16,352,649)	17,372,391

	RESIDENTIAL MORTGAGE-BACKED SECURITIES—2.5%
966	Alternative Loan Trust, Series 2006-OA17, Class 1A1A 0.347%(c), 12/20/46	727,194
98	Series 2007-16CB, Class 5A1 6.250%, 08/25/37	80,749
823	American Home Mortgage Assets Trust, Series 2006-1, Class 2A1 0.342%(c), 05/25/46	591,724
85	Banc of America Funding Trust, Series 2006-I, Class 4A1 2.737%(c), 10/20/46	62,714
48	Banc of America Mortgage Trust, Series 2005-B, Class 2A2 3.612%(c), 03/25/35	44,607
6	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 2.344%(c), 02/25/33	5,488
784	Series 2005-4, Class 3A1 2.709%(c), 08/25/35	719,164
655	Series 2007-3, Class 1A1 2.976%(c), 05/25/47	548,386
229	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.533%(c), 05/25/35	231,788
746	CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1 5.750%, 12/25/35	693,032

See Notes to Financial Statements.

94	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
200	Citigroup Mortgage Loan Trust, Series 2005-6, Class A2 2.290%(c), 09/25/35	$198,680
690	Series 2007-10, Class 22AA 3.075%(c), 09/25/37	574,003
686	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.362%(c), 07/20/46	413,953
1,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class MV1 0.612%(c), 05/25/36	810,943
771	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 2.795%(c), 10/25/33	775,264
1	Indymac ARM Trust, Series 2001-H2, Class A1 1.717%(c), 01/25/32	1,430
205	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A 0.362%(c), 02/25/36	185,908
2,922	Opteum Mortgage Acceptance Corp. Trust, Series 2006-1, Class 1A1B 0.342%(c), 04/25/36	2,832,712
10	Residential Funding Mortgage Securities I Trust, Series 2003-S9, Class A1 6.500%, 03/25/32	10,410
749	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1 2.615%(c), 03/25/36	750,861

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,680,768)	10,259,010

	U.S. GOVERNMENT AGENCY OBLIGATIONS—11.2%
369	Federal Home Loan Mortgage Corp. 1.532%(c), 07/25/44	374,230
11	2.388%(c), 01/01/24	11,065
11	2.403%(c), 09/01/35	11,334
4,000	4.500%, TBA	4,281,250
7	5.500%, 06/01/31	7,513
5	7.500%, 09/01/16-07/01/17	5,937
34	Federal National Mortgage Assoc. 1.863%(c), 01/01/20	35,705
43	1.996%(c), 12/01/34	45,811
33	3.312%(c), 05/01/36	34,600
213	3.500%, 08/01/20	225,860
286	4.000%, 12/01/40	301,372
455	4.500%, 01/01/25-05/01/41	488,262

See Notes to Financial Statements.

The TARGET Portfolio Trust	95

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1,000	4.500%, TBA	$1,070,000
35,000	5.000%, TBA	38,379,687
100	Government National Mortgage Assoc. 1.625%(c), 02/20/17-11/20/29	103,934
29	2.000%(c), 08/20/22-10/20/26	30,545
25	8.500%, 06/15/30-08/20/30	27,699

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $45,160,262)	45,434,804

	U.S. TREASURY OBLIGATIONS—36.7%
3,000	U.S. Treasury Floating Rate Notes 0.089%(c), 04/30/16	2,999,700
17,500	0.095%(c)(h)(k), 01/31/16	17,493,787
16,200	U.S. Treasury Inflation Indexed Bonds, TIPS 0.125%, 01/15/22-01/15/23	16,433,862
5,300	0.375%, 07/15/23	5,346,739
3,800	1.125%, 01/15/21	4,359,562
100	1.250%, 07/15/20	116,783
700	2.000%(k), 07/15/14	883,896
5,800	2.375%, 01/15/25	8,600,760
3,400	U.S. Treasury Notes 0.625%, 11/15/16-05/31/17	3,386,548
3,500	0.750%, 12/31/17-02/28/18	3,436,694
3,000	0.875%, 09/15/16-04/30/17	3,005,977
3,200	1.250%(h), 11/30/18	3,155,002
34,300	1.500%, 01/31/19-02/28/19	34,089,815
46,100	1.625%, 03/31/19-04/30/19	46,013,808
100	2.250%, 07/31/18	103,398

	TOTAL U.S. TREASURY OBLIGATIONS (cost $149,937,278)	149,426,331

	TOTAL LONG-TERM INVESTMENTS (cost $366,385,961)	374,563,792

	SHORT-TERM INVESTMENTS—24.8%

	REPURCHASE AGREEMENTS(m)—19.1%
27,900	Barclays Capital, Inc. 0.05%, dated 04/30/14, due 05/01/14 in the amount of $27,900,039	27,900,000
14,400	Barclays Capital, Inc. 0.06%, dated 04/30/14, due 05/01/14 in the amount of $14,400,024	14,400,000
8,300	Citigroup Global Markets, Inc. 0.06%, dated 04/30/14, due 05/01/14 in the amount of $8,300,014	8,300,000
7,800	Deutsche Bank Securities 0.05%, dated 04/30/14, due 05/01/14 in the amount of $7,800,011	7,800,000

See Notes to Financial Statements.

96	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		REPURCHASE AGREEMENTS (continued)
	8,200	J.P.Morgan Securities LLC 0.07%, dated 04/30/14, due 05/01/14 in the amount of $8,200,016	$8,200,000
	11,100	Morgan Stanley & Co. LLC 0.06%, dated 04/30/14, due 05/01/14 in the amount of $11,100,019	11,100,000

		TOTAL REPURCHASE AGREEMENTS (cost $77,700,000)	77,700,000

		COMMERCIAL PAPER(n)—4.2%
	4,000	Edison International 0.700%, 07/01/14	3,998,133
	2,000	Entergy Corp. 0.950%, 08/05/14	1,997,403
	500	Ford Motor Credit 0.840%, 06/02/14	499,810
	500	0.900%, 07/01/14	499,637
	4,100	Glencore Funding LLC 0.690%, 10/07/14	4,093,622
	2,000	Kansas City Southern Railway 0.650%, 05/12/14	1,999,603
	2,000	Mohawk Industries, Inc. 0.720%, 07/07/14	1,998,281
	1,900	Thermo Fisher Scientific 0.550%, 07/02/14	1,898,497

		TOTAL COMMERCIAL PAPER (cost $16,971,681)	16,984,986

SHARES

		AFFILIATED MONEY MARKET MUTUAL FUND—0.8%
	3,176,952	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $3,176,952)(Note 3)(w)	3,176,952

PRINCIPAL AMOUNT (000)#

		FOREIGN TREASURY OBLIGATIONS(n)—0.6%
BRL	4,000	Brazil Letras Do Tesouro Nacional (Brazil) 11.18%, 04/01/15	1,623,461
MXN	122,930	Mexico Cetes (Mexico) 3.65%, 06/26/14	934,823

		TOTAL FOREIGN TREASURY OBLIGATIONS (cost $2,552,530)	2,558,284

See Notes to Financial Statements.

The TARGET Portfolio Trust	97

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	CERTIFICATE OF DEPOSIT(n)—0.1%
300	Credit Suisse (Switzerland) (cost $300,000) 0.465%, 06/17/14	$299,950

	TOTAL SHORT-TERM INVESTMENTS (cost $100,701,163)	100,720,172

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 116.9% (cost $467,087,124; Note 5)	475,283,964

NOTIONAL AMOUNT (000)#	OPTIONS WRITTEN*	COUNTERPARTY

	Call Options
200	5 Year CDX.O IG.21.V1, expiring 06/18/14, Strike Price $0.55	Bank of America	(163)
17,400	10 Year Euro-Bund, expiring 05/23/14, Strike Price $145.00		(98,973)
1,100	10 Year U.S. Treasury Notes, expiring 05/23/14, Strike Price $125.00		(3,953)
2,300	Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	—
3,000	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Morgan Stanley	—
2,500	Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 05/19/14	Morgan Stanley	(164)
1,300	Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	(1,108)
2,600	Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	JPMorgan Chase	(2,215)
4,300	Pay a fixed rate of 1.56% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase	(5,295)
3,200	Pay a fixed rate of 2.64% and receive a floating rate based on 3-month LIBOR, expiring 06/11/14	Deutsche Bank	(7,351)
2,500	Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 06/16/14	Morgan Stanley	(14,252)

			(133,474)

	Put Options
200	5 Year CDX.O IG.21.V1, expiring 06/18/14, Strike Price $0.85	Bank of America	(33)
300	5 Year CDX.O IG.21.V1, expiring 06/18/14, Strike Price $0.90	JPMorgan Chase	(36)
100	5 Year CDX.O IG.21.V1, expiring 06/18/14, Strike Price $0.90	Citigroup Global Markets	(12)

See Notes to Financial Statements.

98	The TARGET Portfolio Trust

NOTIONAL AMOUNT (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	PUT OPTIONS (continued)
1,100	10 Year U.S. Treasury Notes, expiring 05/23/14, Strike Price $122.00		$(687)
200	Currency Option USD vs JPY, expiring 02/18/19, @ FX Rate 80.00	Bank of America	(9,606)
2,500	Interest Rate Swap Options, Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, expiring 05/19/14	Morgan Stanley	(7,949)
4,300	Receive a fixed rate of 1.86% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase	(48,559)
2,300	Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	(901)
3,600	Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	(3,839)
3,200	Receive a fixed rate of 3.04% and pay a floating rate based on 3-month LIBOR, expiring 06/11/14	Deutsche Bank	(5,226)
2,500	Receive a fixed rate of 3.05% and pay a floating rate based on 3-month LIBOR, expiring 06/16/14	Morgan Stanley	(4,555)

			(81,403)

	TOTAL OPTIONS WRITTEN (premiums received $339,563)		(214,877)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—116.9% (cost $466,747,561; Note 5)		475,069,087
	Liabilities in excess of other assets(x) (16.9%)		(68,542,965)

	NET ASSETS—100.0%		$406,526,122

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BABs—Build America Bonds

CDX—Credit Derivative Index

FHLMC—Federal Home Loan Mortgage Corp.

IO—Interest Only

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro

GBP—British Pound

See Notes to Financial Statements.

The TARGET Portfolio Trust	99

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

USD—United States Dollar

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments and/or principal repayments; non-income producing securities.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	The aggregate value of Repurchase Agreements is $77,700,000. Repurchase Agreements are collateralized by FHLMC (coupon rate 2.255%, maturity date 12/05/22) and U.S. Treasury Notes (coupon rates 0.070%-2.500%, maturity dates 04/30/15-09/30/19), with the aggregate value, including accrued interest, of $79,360,149. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(n)	Rate quoted represents yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
9	90 Day Euro Dollar	Mar. 2015	$2,237,512	$2,241,675	$4,163
161	90 Day Euro Dollar	Jun. 2015	40,013,539	40,030,637	17,098
503	90 Day Euro Dollar	Sep. 2015	124,318,761	124,781,725	462,964
676	90 Day Euro Dollar	Dec. 2015	167,206,563	167,242,400	35,837
252	90 Day Euro Dollar	Mar. 2016	62,127,972	62,158,950	30,978
91	90 Day Euro Dollar	Jun. 2016	22,311,868	22,378,038	66,170
17	90 Day Euro Dollar	Sep. 2016	4,180,459	4,168,400	(12,059)
37	2 Year U.S. Treasury Notes	Jun. 2014	8,130,813	8,135,375	4,562
300	5 Year U.S. Treasury Notes	Jun. 2014	35,894,439	35,835,937	(58,502)
339	10 Year U.S. Treasury Notes	Jun. 2014	42,123,140	42,179,016	55,876

					$607,087

(1)	Cash of $935,000 and U.S. Treasury Securities with a combined market value of $724,427 have been segregated with Goldman Sachs to cover requirements for open futures contracts at April 30, 2014.

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 05/05/14	Credit Suisse First Boston Corp.	BRL	1,807	$802,353	$809,038	$6,685
Expiring 05/05/14	UBS Securities	BRL	5,749	2,584,899	2,574,029	(10,870)

See Notes to Financial Statements.

100	The TARGET Portfolio Trust

Forward foreign currency exchange contracts outstanding at April 30, 2014 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/02/14	Barclays Capital Group	EUR	3,232	$4,450,761	$4,483,887	$33,126
Expiring 05/02/14	BNP Paribas	EUR	328	449,544	455,048	5,504
Expiring 05/02/14	UBS Securities	EUR	26,078	36,026,757	36,179,085	152,328
Mexican Peso,
Expiring 05/14/14	Deutsche Bank	MXN	8,028	600,000	612,936	12,936
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	12,042	900,000	919,377	19,377
Expiring 08/25/14	Goldman Sachs & Co.	MXN	20,070	1,523,658	1,519,456	(4,202)
Norwegian Krone,
Expiring 05/13/14	Citigroup Global Markets	NOK	80	13,007	13,451	444

				$47,350,979	$47,566,307	$215,328

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/02/14	Hong Kong & Shanghai Bank	AUD	222	$204,490	$206,208	$(1,718)
Expiring 06/03/14	Hong Kong & Shanghai Bank	AUD	222	205,263	205,745	(482)
Brazilian Real,
Expiring 05/05/14	Goldman Sachs & Co.	BRL	518	233,800	231,752	2,048
Expiring 05/05/14	Morgan Stanley	BRL	1,807	802,923	809,038	(6,115)
Expiring 05/05/14	UBS Securities	BRL	5,231	2,188,521	2,342,277	(153,756)
Expiring 06/03/14	UBS Securities	BRL	5,749	2,563,689	2,550,329	13,360
Expiring 04/02/15	BNP Paribas	BRL	23	9,430	9,468	(38)
Expiring 04/02/15	BNP Paribas	BRL	18	7,431	7,469	(38)
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	1,977	802,370	806,773	(4,403)
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	1,982	804,653	808,773	(4,120)
British Pound,
Expiring 06/12/14	Goldman Sachs & Co.	GBP	330	552,920	556,984	(4,064)
Euro,
Expiring 05/02/14	Barclays Capital Group	EUR	111	153,152	153,995	(843)
Expiring 05/02/14	Citigroup Global Markets	EUR	35	48,241	48,557	(316)
Expiring 05/02/14	Royal Bank of Scotland PLC	EUR	29,414	40,521,579	40,807,255	(285,676)
Expiring 05/02/14	UBS Securities	EUR	78	107,128	108,213	(1,085)
Expiring 06/03/14	UBS Securities	EUR	26,078	36,023,236	36,176,334	(153,098)
Japanese Yen,
Expiring 05/13/14	Citigroup Global Markets	JPY	361,700	3,546,913	3,538,216	8,697
Mexican Peso,
Expiring 05/14/14	Goldman Sachs & Co.	MXN	20,070	1,535,901	1,532,313	3,588
Expiring 06/26/14	BNP Paribas	MXN	12,082	918,758	919,014	(256)

				$91,230,398	$91,818,713	$(588,315)

See Notes to Financial Statements.

The TARGET Portfolio Trust	101

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at April 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
BRL	6,800	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	$66,819	$1,024	$65,795	Morgan Stanley
BRL	7,900	01/02/15	8.560%	Brazilian interbank overnight lending rate(1)	(61,803)	149	(61,952)	UBS AG
BRL	8,900	01/02/15	8.270%	Brazilian interbank overnight lending rate(1)	(86,424)	(8,124)	(78,300)	Morgan Stanley
MXN	2,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	1,622	(553)	2,175	Goldman Sachs & Co.
	MXN 2,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	1,619	(648)	2,267	JPMorgan Chase Bank
	MXN 2,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	1,622	(792)	2,414	Deutsche Bank
	MXN 5,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	4,056	(1,278)	5,334	Bank of America

					$(72,489)	$(10,222)	$(62,267)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Apr. 30, 2014	Value at Trade Date	Unrealized Depreciation
Exchange-traded swap agreements:
77,400	09/21/17	3.000%	3monthLIBOR(1)	$568,359	$595,732	$(27,373)
16,600	12/18/43	3.500%	3monthLIBOR(1)	(385,261)	870,232	(1,255,493)

				$183,098	$1,465,964	$(1,282,866)

(1)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Implied Credit Spread at April 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection (1):
Federal Republic of Brazil	09/20/16	1.000%	9,800	0.658%	$80,716	$(105,363)	$186,079	JPMorgan Chase Bank
Government of Italy	03/20/19	1.000%	5,800	1.106%	(21,985)	(93,390)	71,405	Deutsche Bank
Government of Italy	03/20/19	1.000%	1,400	1.106%	(5,307)	(22,858)	17,551	Morgan Stanley

See Notes to Financial Statements.

102	The TARGET Portfolio Trust

Credit default swap agreements outstanding at April 30, 2014 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Implied Credit Spread at April 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection (1) (continued):
Government of Italy	03/20/19	1.000%	800	1.138%	$(4,466)	$(14,547)	$10,081	Deutsche Bank
Government of Italy	03/20/19	1.000%	3,300	1.138%	(18,422)	(58,462)	40,040	Bank of America
Government of Italy	03/20/19	1.000%	100	1.138%	(558)	(740)	182	Deutsche Bank
Government of Italy	03/20/19	1.000%	100	1.138%	(558)	(630)	72	Barclays Capital Group
Japan Gov’t. Series 55	09/20/16	1.000%	3,100	0.203%	61,745	47,400	14,345	JPMorgan Chase Bank
United Mexican States	09/20/16	1.000%	9,800	0.332%	157,455	30,144	127,311	JPMorgan Chase Bank

					$248,620	$(218,446)	$467,066

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Value at April 30, 2014(3)	Value at Trade Date	Unrealized Appreciation
Exchange-traded credit default swaps—Sell Protection (1):
Dow Jones CDX IG22 5Y Index	06/20/19	1.000%	9,200	$172,377	$139,390	$32,987

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness
(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

The TARGET Portfolio Trust	103

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$3,009,910	$—
Residential Mortgage-Backed Securities	—	10,094,798	—
Commercial Mortgage-Backed Securities	—	2,008,895	—
Corporate Bonds	—	98,761,995	—
Foreign Government Bonds	—	38,195,658	—
Municipal Bonds	—	17,372,391	—
Residential Mortgage-Backed Securities	—	10,259,010	—
U.S. Government Agency Obligations	—	45,434,804	—
U.S. Treasury Obligations	—	149,426,331	—
Repurchase Agreements	—	77,700,000	—
Commercial Paper	—	16,984,986	—
Affiliated Money Market Mutual Fund	3,176,952	—	—
Foreign Treasury Obligations	—	2,558,284	—
Certificate of Deposit	—	299,950	—
Options Written	(103,613)	(111,264)	—
Other Financial Instruments*
Futures Contracts	607,087	—	—
Forward Foreign Currency Exchange Contracts	—	(372,987)	—
Interest Rate Swap Agreements	—	(1,345,133)	—
Credit Default Swap Agreements	—	500,053	—

Total	$3,680,426	$470,777,681	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

U.S. Treasury Obligations	36.7%
Repurchase Agreements	19.1
U.S. Government Agency Obligations	11.2
Foreign Government Bonds	9.4
Banks	9.0
Residential Mortgage-Backed Securities	5.0
Municipal Bonds	4.3
Commercial Paper	4.2
Consumer Finance	2.7
Capital Markets	1.6
Oil, Gas & Consumable Fuels	1.5%
Media	1.4
Diversified Telecommunication Services	1.3
Paper & Forest Products	1.0
Real Estate Investment Trusts (REITs)	1.0
Affiliated Money Market Mutual Fund	0.8
Insurance	0.8
Non-Residential Mortgage-Backed Securities	0.7
Pharmaceuticals	0.7
Foreign Treasury Obligations	0.6

See Notes to Financial Statements.

104	The TARGET Portfolio Trust

Industry (cont’d.)
Metals & Mining	0.6%
Commercial Mortgage-Backed Securities	0.5
Diversified Financial Services	0.5
Road & Rail	0.5
Specialty Retail	0.5
Trading Companies & Distributors	0.5
Auto Components	0.3
Automobiles	0.2
Airlines	0.1%
Certificate of Deposit	0.1
Technology Hardware, Storage & Peripherals	0.1

116.9
Liabilities in excess of other assets	(16.9)

100.0%

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America, N.A.	$45,374	$(45,374)	$—	$—
Barclays Capital Group	33,198	(1,473)	—	31,725
BNP Paribas	5,504	(332)	—	5,172
Citigroup Global Markets	9,141	(328)	—	8,813
Credit Suisse First Boston Corp.	6,685	(4,403)	—	2,282
Deutsche Bank AG	97,018	(97,018)	—	—
Goldman Sachs & Co.	7,811	(7,811)	—	—
Hong Kong & Shanghai Bank	19,377	(6,320)	—	13,057
JPMorgan Chase	407,546	(162,116)	—	245,430
Morgan Stanley & Co.	84,370	(84,370)	—	—
Royal Bank of Scotland PLC	—	—	—	—
UBS Securities	165,837	(165,837)	—	—

	$881,861

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America, N.A.	$(69,542)	$45,374	$—	$(24,168)
Barclays Capital Group	(1,473)	1,473	—	—
BNP Paribas	(332)	332	—	—
Citigroup Global Markets	(328)	328	—	—
Credit Suisse First Boston Corp.	(4,403)	4,403	—	—
Deutsche Bank AG	(122,046)	97,018	—	(25,028)
Goldman Sachs & Co.	(9,720)	7,811	—	(1,909)
Hong Kong & Shanghai Bank	(6,320)	6,320	—	—
JPMorgan Chase	(162,116)	162,116	—	—
Morgan Stanley & Co.	(147,264)	84,370	—	(62,894)
Royal Bank of Scotland PLC	(285,676)	—	—	(285,676)
UBS Securities	(380,761)	165,837	289,432	—

	$(1,189,981)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

The TARGET Portfolio Trust	105

Intermediate-Term Bond Portfolio	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—95.9%

	ASSET-BACKED SECURITIES—4.2%

	Collateralized Debt Obligations
37	Kingsland I Ltd., Series 2005-1A, Class A1A, 144A 0.483%(c), 06/13/19	$37,429

	Collateralized Loan Obligations—1.0%
48	BlueMountain CLO Ltd., (Cayman Islands), Series 2005-1A, Class A1F, 144A 0.478%(c), 11/15/17	48,221
725	Franklin CLO Ltd., Series 5A, Class A2, 144A 0.493%(c), 06/15/18	719,564
538	Jersey Street CLO Ltd., (Cayman Islands), Series 2006-1A, Class A, 144A 0.478%(c), 10/20/18	534,101

		1,301,886

	Non-Residential Mortgage-Backed Security—1.1%
1,294	SLM Student Loan Trust, Series 2008-9, Class A 1.729%(c), 04/25/23	1,337,738

	Residential Mortgage-Backed Securities—2.1%
500	Countrywide Asset-Backed Certificates, Series 2004-15, Class MV5 1.052%(c), 04/25/35	381,709
1,264	GSAA Home Equity Trust, Series 2007-8, Class A3 0.602%(c), 08/25/37	1,075,904
865	Morgan Stanley ABS Capital I. Inc., Trust, Series 2007-HE5, Class A2A 0.262%(c), 03/25/37	461,385
594	RAAC Trust, Series 2007-SP3, Class A1 1.352%(c), 09/25/47	579,355
217	Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.282%(c), 05/25/37	141,533

		2,639,886

	TOTAL ASSET-BACKED SECURITIES (cost $5,226,595)	5,316,939

See Notes to Financial Statements.

106	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%
973	Commercial Mortgage Trust, Pass-Through Certificates, Series 2010-C1, Class A1, 144A 3.156%, 07/10/46	$996,137
600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	651,446
600	Series 2010-RR1, Class 3A, 144A 5.716%(c), 06/10/49	639,371
628	Series 2010-RR7, Class 2A, 144A 5.467%(c), 09/16/39	678,011
229	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A 0.690%(c), 07/09/21	228,342

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,003,137)	3,193,307

	CORPORATE BONDS—26.7%

	Airlines—0.7%
284	Delta Air Lines 2010-1, Class A, Pass Through Trust, Pass-Through Certificates 6.200%, 01/02/20	317,733
188	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A , Pass-Through Trust, (United Arab Emirates), Pass-Through Certificates, 144A 5.125%, 11/30/24	195,287
632	UAL 1991 Equipment Trust AB, Equipment Trust(i) 0.109%, 02/19/15	317,025

		830,045

	Banks—8.9%
500	Banco Santander Chile, (Chile), Sr. Unsec’d. Notes, 144A 3.750%, 09/22/15	516,156
1,510	Bank of America Corp., Sr. Unsec’d. Notes 5.625%, 10/14/16	1,665,355
100	5.750%, 12/01/17	113,147
235	6.500%, 08/01/16	262,160
400	Bank of America NA, Sub. Notes 0.533%(c), 06/15/17	395,240
1,000	DNB Bank ASA, (Norway), Sr. Unsec’d. Notes, 144A 3.200%, 04/03/17	1,052,460
100	Eksportfinans ASA, (Norway), Sr. Unsec’d. Notes 2.000%, 09/15/15	99,850
400	2.375%, 05/25/16	399,200
100	5.500%, 05/25/16	106,000

See Notes to Financial Statements.

The TARGET Portfolio Trust	107

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Banks (continued)
	2,000	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN 7.500%, 02/15/19	$2,428,430
	1,100	Royal Bank of Scotland Group PLC, (United Kingdom), Sub. Notes 5.050%, 01/08/15	1,127,841
	1,200	Toronto-Dominion Bank (The), (Canada), Covered Bonds, 144A 2.200%, 07/29/15	1,226,700
	1,900	Wells Fargo & Co., Sr. Unsec’d. Notes 1.250%, 07/20/16	1,916,241

			11,308,780

		Diversified Financial Services—6.7%
	1,100	Ally Financial, Inc., Gtd. Notes 3.500%, 07/18/16	1,136,025
	2,500	BNP Paribas Home Loan SFH, (France), Covered Bonds, 144A 2.200%, 11/02/15	2,558,175
	100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 3.150%, 07/05/16	104,556
	100	6.300%, 04/23/19	118,256
EUR	1,000	JPMorgan Chase Bank NA, Sub. Notes 1.029%(c), 05/31/17	1,380,411
EUR	200	4.375%(c), 11/30/21	295,505
	700	6.000%, 10/01/17	798,087
	1,800	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN 2.851%, N/A	326,250
	600	5.625%, N/A	110,250
	1,200	Morgan Stanley, Sr. Unsec’d. Notes 3.450%, 11/02/15	1,245,270
	350	SLM Corp., Sr. Unsec’d. Notes, MTN 6.250%, 01/25/16	377,563

			8,450,348

See Notes to Financial Statements.

108	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	CORPORATE BONDS (continued)

	Electric—3.6%
1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.250%, 09/30/15	$1,256,451
1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	1,241,336
600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A 2.500%, 08/15/15	608,566
1,300	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN 5.300%, 05/01/18	1,473,802

		4,580,155

	Financial Services—1.8%
300	Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A 5.625%, 10/15/20	308,250
1,700	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 2.375%, 01/16/18	1,724,371
200	3.875%, 01/15/15	204,611

		2,237,232

	Healthcare Providers & Services—1.0%
700	HCA, Inc., Sr. Sec’d. Notes 3.750%, 03/15/19	705,250
500	7.250%, 09/15/20	539,375

		1,244,625

	Oil, Gas & Consumable Fuels—1.7%
400	Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A 4.000%, 07/15/15(g)	413,391
600	5.450%, 07/15/20	670,614
1,000	Shell International Finance BV, (Netherlands), Gtd. Notes 3.100%, 06/28/15	1,032,416
100	Southwestern Energy Co., Gtd. Notes 4.100%, 03/15/22	104,245

		2,220,666

See Notes to Financial Statements.

The TARGET Portfolio Trust	109

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Pipelines—1.2%
	1,500	TransCanada Pipelines Ltd., (Canada), Sr. Unsec’d. Notes 3.800%, 10/01/20	$1,590,026

		Software—1.0%
	1,200	Oracle Corp., Sr. Unsec’d. Notes 3.875%, 07/15/20	1,288,357

		Telecommunications—0.1%
	100	Verizon Communications, Inc., Sr. Unsec’d. Notes 4.500%, 09/15/20	108,984

		TOTAL CORPORATE BONDS (cost $32,505,314)	33,859,218

		FOREIGN GOVERNMENT BONDS—3.6%
BRL	10,300	Brazil Letras do Tesouro Nacional, (Brazil), Bills 9.811%(s), 01/01/17	3,383,297
BRL	1,400	Brazil Notas do Tesouro Nacional, (Brazil), Series F, Notes 10.000%, 01/01/21	562,471
EUR	400	Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes 4.700%, 11/01/16	600,893

		TOTAL FOREIGN GOVERNMENT BONDS (cost $4,852,932)	4,546,661

		MUNICIPAL BONDS—4.8%

		California—0.8%
	800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.000%, 06/01/37	627,592
	325	University of California, Revenue Bonds, BABs 5.035%, 05/15/21	363,093

			990,685

		Florida—0.7%
	800	County of Broward Florida, Revenue Bonds, BABs 6.206%, 10/01/30	876,264

See Notes to Financial Statements.

110	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	MUNICIPAL BONDS (continued)

	Illinois—0.8%
1,000	Illinois State Toll Highway Authority, Revenue Bonds, BABs 5.293%, 01/01/24	$1,066,800

	New York—1.9%
1,200	New York City Transitional Finance Authority, Revenue Bonds 5.008%, 08/01/27	1,318,188
1,100	Revenue Bonds, BABs 4.075%, 11/01/20	1,177,671

		2,495,859

	West Virginia—0.6%
875	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	734,344

	TOTAL MUNICIPAL BONDS (cost $5,936,694)	6,163,952

	RESIDENTIAL MORTGAGE-BACKED SECURITIES—9.9%
92	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.330%(c), 02/25/45	92,085
149	Banc of America Funding Corp., Series 2006-A, Class 1A1 2.635%(c), 02/20/36	149,417
735	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A 5.250%, 04/26/37	695,597
212	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.652%(c), 11/25/34	213,724
543	Series 2004-8, Class 13A1 2.736%(c), 11/25/34	486,699
274	Series 2005-5, Class A2 2.250%(c), 08/25/35	278,584
539	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 2.650%(c), 11/25/36	396,569
519	Series 2006-6, Class 32A1 2.608%(c), 11/25/36	361,001
139	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A 2.510%(c), 10/25/35	137,803
861	Series 2006-AR1, Class 1A1 2.500%(c), 10/25/35	836,977

See Notes to Financial Statements.

The TARGET Portfolio Trust	111

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
	27	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.250%, 12/25/33	$28,293
	509	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1 0.482%(c), 02/25/35	477,022
	12	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 04/25/33	12,486
EUR	729	EMF-NL, (Netherlands), Series 2008-APRX, Class A2 1.127%(c), 04/17/41	939,595
	1,500	Fannie Mae REMICS, Series 2007-114, Class A6 0.352%(c), 10/27/37	1,496,268
	183	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.000%, 10/25/43	208,303
	424	Series T-75, Class A1 0.192%(c), 12/25/36	421,121
	437	Freddie Mac REMICS, Series 3346, Class FA 0.382%(c), 02/15/19	438,065
	44	Government National Mortgage Assoc., Series 2000-9, Class FG 0.752%(c), 02/16/30	44,794
	58	Series 2000-9, Class FH 0.652%(c), 02/16/30	58,864
	136	Series 2000-11, Class PH 7.500%, 02/20/30	160,778
	534	Series 2011-H21, Class FT 0.810%(c), 10/20/61	535,878
	451	Series 2012-H29, Class SA 0.674%(c), 10/20/62	450,662
	69	Granite Master Issuer PLC, (United Kingdom), Series 2006-3, Class A7 0.352%(c), 12/20/54	68,684
	299	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.382%(c), 06/25/45	255,932
	192	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.651%(c), 09/25/35	194,487

See Notes to Financial Statements.

112	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
208	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A 1.154%(c), 10/25/35	$195,786
246	Series 2005-A10, Class A 0.362%(c), 02/25/36	223,090
1,008	NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A 0.522%(c), 11/06/17	1,009,999
87	Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A 6.500%(c), 01/25/34	89,653
141	Sequoia Mortgage Trust, Series 10, Class 2A1 0.917%(c), 10/20/27	133,365
101	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1 0.406%(c), 07/19/35	91,772
17	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1 2.218%(c), 01/25/32	16,833
205	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.480%(c), 06/25/42	192,136
12	Series 2002-AR9, Class 1A 1.530%(c), 08/25/42	10,897
1,233	Series 2005-AR13, Class A1A1 0.442%(c), 10/25/45	1,144,800

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,691,866)	12,548,019

	U.S. GOVERNMENT AGENCY OBLIGATIONS—1.7%
8	Federal National Mortgage Assoc. 2.264%(c), 07/01/25	8,417
17	3.000%(c), 08/01/24	17,013
1,007	4.500%, 08/01/40-04/01/41	1,082,504
3	5.206%(c), 12/01/30	2,878
461	Government National Mortgage Assoc. 1.625%(c), 05/20/23-07/20/30	478,411
87	2.000%(c), 10/20/24-06/20/27	90,598
29	2.500%(c), 02/20/25	30,713
122	Small Business Administration Participation Certificates, Series 2008-20A, Class 1 5.170%, 01/01/28	134,252

See Notes to Financial Statements.

The TARGET Portfolio Trust	113

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
	241	Series 2008-20D, Class 1 5.370%, 04/01/28	$266,487

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,065,746)	2,111,273

		U.S. TREASURY OBLIGATIONS—42.5%
	6,500	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.625%, 01/15/24	6,608,182
	200	2.000%, 01/15/26	273,183
	310	2.500%, 01/15/29	418,608
	60	3.875%, 04/15/29	122,849
	3,200	U.S. Treasury Notes 0.750%, 12/31/17	3,148,250
	17,800	1.375%(h)(k), 07/31/18	17,756,888
	2,100	1.625%, 04/30/19	2,094,422
	4,900	1.750%, 10/31/20	4,785,541
	1,400	2.000%, 09/30/20	1,391,141
	4,500	2.125%, 01/31/21	4,481,721
	12,800	2.750%, 11/15/23-02/15/24	12,921,190

		TOTAL U.S. TREASURY OBLIGATIONS (cost $54,054,470)	54,001,975

		TOTAL LONG-TERM INVESTMENTS (cost $120,336,754)	121,741,344

		SHORT-TERM INVESTMENTS—2.5%

		FOREIGN TREASURY OBLIGATIONS(n)—0.7%
EUR	126	Hellenic Republic Treasury Bills, Series 26W 3.100%, 10/10/14	173,075
MXN	67,210	Mexican Cetes 3.560%, 06/12/14	511,742
MXN	33,100	3.580%, 06/26/14	251,710
MXN	2,340	3.610%, 05/15/14	17,863

		TOTAL FOREIGN TREASURY OBLIGATIONS (cost $958,317)	954,390

		U.S. TREASURY OBLIGATIONS(n)—0.4%
	185	U.S. Treasury Bills 0.003%, 06/26/14	184,997
	300	0.023%(k), 07/17/14	299,987

		TOTAL U.S. TREASURY OBLIGATIONS (cost $484,978)	484,984

See Notes to Financial Statements.

114	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. GOVERNMENT AGENCY OBLIGATION—1.4%
1,800	Federal Home Loan Mortgage Corp. 0.055%, 09/02/14 (cost $1,799,659)	$1,799,690

NOTIONAL AMOUNT (000)#	OPTIONS PURCHASED*
	Call Options
184,000	90 Day Euro Dollar, expiring 12/15/14, Strike Price $99.75 (cost $16,408)	4,600

	TOTAL SHORT-TERM INVESTMENTS (cost $3,259,362)	3,243,664

	TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN—98.4% (cost $123,596,116; Note 5)	124,985,008

PRINCIPAL AMOUNT (000)#	SECURITY SOLD SHORT—(0.8)%
	U.S. GOVERNMENT AGENCY OBLIGATION
1,000	Federal National Mortgage Assoc. (proceeds received $1,067,344) 4.500%, TBA	(1,070,000)

NOTIONAL AMOUNT (000)#	OPTIONS WRITTEN*
	Call Options
184,000	90 Day Euro Dollar, expiring 12/15/14, Strike Price $99.00	(460)
1,200	10 Year U.S. Treasury Notes, expiring 05/23/14, Strike Price $126.00	(1,313)

		(1,773)

	Put Options
1,200	10 Year U.S. Treasury Notes, expiring 05/23/14, Strike Price $121.00	(187)

	TOTAL OPTIONS WRITTEN (premiums received $31,826)	(1,960)

	TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN—97.6% (cost $122,496,946; Note 5)	123,913,048
	Other assets in excess of liabilities(x)—2.4%	3,107,321

	NET ASSETS—100.0%	$127,020,369

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BABs—Build America Bonds

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

Euribor—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

See Notes to Financial Statements.

The TARGET Portfolio Trust	115

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

iTraxx—International Credit Derivative Index

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

N/A—Not Applicable

REMICS—Real Estate Mortgage Investment Conduit Security

SFH—Single Family Home

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

USD—United States Dollar

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
112	90 Day Euribor	Dec. 2015	$27,689,032	$27,708,800	$19,768
21	90 Day Euribor	Mar. 2016	5,182,538	5,179,913	(2,625)
189	3 Year Australian Treasury Bonds	Jun. 2014	50,977,038	51,006,205	29,167
107	10 Year U.S. Treasury Notes	Jun. 2014	13,243,755	13,313,141	69,386

					115,696

Short Positions:
61	90 Day Euro Dollar	Dec. 2016	14,892,198	14,916,025	(23,827)
21	90 Day Euro Dollar	Mar. 2017	5,125,051	5,123,213	1,838
63	10 Year Australian Treasury Bonds	Jun. 2014	49,801,474	49,901,619	(100,145)
21	20 Year U.S. Treasury Bonds	Jun. 2014	2,758,219	2,833,688	(75,469)
5	30 Year USD Deliverable Interest Rate Swap	Jun. 2014	501,952	527,656	(25,704)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	422,239	441,844	(19,605)

					(242,912)

					$(127,216)

(1)

Cash of $308,000 and U.S. Treasury Securities, with a combined market value of $219,335 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2014.

See Notes to Financial Statements.

116	The TARGET Portfolio Trust

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 05/05/14	JPMorgan Chase	BRL	1,118	$502,059	$500,397	$(1,662)
Expiring 05/05/14	UBS AG	BRL	5,667	2,548,145	2,537,430	(10,715)
Expiring 06/03/14	Credit Suisse First Boston Corp.	BRL	468	209,000	207,688	(1,312)
Expiring 06/03/14	Goldman Sachs & Co.	BRL	123	55,000	54,386	(614)
Expiring 06/03/14	Goldman Sachs & Co.	BRL	305	136,331	135,476	(855)
Expiring 06/03/14	Goldman Sachs & Co.	BRL	306	136,000	135,569	(431)
British Pound,
Expiring 05/02/14	JPMorgan Chase	GBP	70	117,495	118,186	691
Euro,
Expiring 05/02/14	UBS AG	EUR	2,666	3,683,079	3,698,652	15,573
Mexican Peso,
Expiring 05/14/14	Goldman Sachs & Co.	MXN	3,052	233,557	233,011	(546)

				$7,620,666	$7,620,795	$129

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/02/14	Hong Kong & Shanghai Bank	AUD	165	$151,985	$153,262	$(1,277)
Brazilian Real,
Expiring 05/05/14	Credit Suisse First Boston Corp.	BRL	3,113	1,308,818	1,393,679	(84,861)
Expiring 05/05/14	UBS AG	BRL	3,022	1,264,341	1,353,168	(88,827)
Expiring 05/05/14	UBS AG	BRL	650	293,000	290,981	2,019
Expiring 06/03/14	JPMorgan Chase	BRL	1,118	497,932	495,790	2,142
Expiring 06/03/14	JPMorgan Chase	BRL	364	152,875	161,308	(8,433)
Expiring 06/03/14	Morgan Stanley	BRL	900	376,453	399,408	(22,955)
Expiring 06/03/14	UBS AG	BRL	5,667	2,527,237	2,514,067	13,170
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	484	209,000	207,530	1,470
Expiring 10/02/14	Goldman Sachs & Co.	BRL	316	136,000	135,440	560
Expiring 10/02/14	Goldman Sachs & Co.	BRL	316	136,331	135,261	1,070
Expiring 10/02/14	Goldman Sachs & Co.	BRL	127	55,000	54,335	665
British Pound,
Expiring 05/02/14	Royal Bank of Canada	GBP	70	115,321	118,186	(2,865)
Expiring 06/03/14	JPMorgan Chase	GBP	70	117,466	118,157	(691)
Euro,
Expiring 05/02/14	JPMorgan Chase	EUR	126	173,853	174,805	(952)
Expiring 05/02/14	Royal Bank of Canada	EUR	2,540	3,499,178	3,523,847	(24,669)
Expiring 06/03/14	UBS AG	EUR	2,666	3,682,719	3,698,371	(15,652)
Japanese Yen,
Expiring 05/13/14	Citigroup Global Markets	JPY	2,300	22,554	22,499	55
Mexican Peso,
Expiring 05/14/14	Barclays Capital Group	MXN	2,942	223,236	224,613	(1,377)
Expiring 05/14/14	BNP Paribas	MXN	110	8,245	8,398	(153)
Expiring 05/15/14	Deutsche Bank AG	MXN	231	17,667	17,611	56
Expiring 06/12/14	Goldman Sachs & Co.	MXN	6,785	517,107	516,736	371
Expiring 08/25/14	Goldman Sachs & Co.	MXN	3,052	231,695	231,056	639

				$15,718,013	$15,948,508	$(230,495)

See Notes to Financial Statements.

The TARGET Portfolio Trust	117

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at April 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
	Over-the-counter swap agreements:
BRL	8,400	01/02/17	8.210%	Brazilian interbank overnight lending rate(1)	$(302,085)	$(11,543)	$(290,542)	JPMorgan Chase
BRL	1,000	01/02/17	8.585%	Brazilian interbank overnight lending rate(1)	(31,522)	—	(31,522)	Barclays Bank PLC
BRL	800	01/02/17	8.180%	Brazilian interbank overnight lending rate(1)	(29,108)	(976)	(28,132)	Barclays Bank PLC

					$(362,715)	$(12,519)	$(350,196)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at April 30, 2014	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
	3,200	12/18/20	2.500%	3 month LIBOR(1)	$88,357	$32,960	$55,397
	5,000	06/19/43	2.750%	3 month LIBOR(1)	627,826	471,300	156,526
	1,600	12/18/43	3.500%	3 month LIBOR(1)	(37,134)	51,560	(88,694)
	5,800	04/16/24	2.800%	3 month LIBOR(1)	(33,057)	—	(33,057)
AUD	17,600	06/18/19	4.000%	3 month LIBOR(1)	285,785	(28,275)	314,060
EUR	5,700	08/08/23	2.923%	6 month Euribor(1)	(198,334)	—	(198,334)
JPY	280,000	09/18/23	1.000%	6 month LIBOR(1)	(69,211)	(33,165)	(36,046)

					$664,232	$494,380	$169,852

(1)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Implied Credit Spread at April 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Upfront Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
BP Capital Markets	06/20/15	5.000%	700	0.104%	$43,234	$4,837	$38,397	Goldman Sachs
BP Capital Markets	06/20/15	5.000%	800	0.104%	49,411	2,736	46,675	Credit Suisse First Boston Corp.
Citigroup, Inc.	09/20/14	1.000%	2,700	0.175%	11,936	(6,187)	18,123	Credit Suisse First Boston Corp.

See Notes to Financial Statements.

118	The TARGET Portfolio Trust

Credit default swap agreements outstanding at April 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Implied Credit Spread at April 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Upfront Counterparty
Finmeccanica Finance SA	03/20/19	5.000%	EUR	300	2.092%	$58,227	$40,905	$17,322	Barclays Bank PLC
Finmeccanica Finance SA	03/20/19	5.000%	EUR	100	2.092%	19,409	14,974	4,435	Credit Suisse First Boston Corp.
Finmeccanica Finance SA	03/20/19	5.000%	EUR	300	2.092%	58,174	46,035	12,139	Barclays Bank PLC
Finmeccanica Finance SA	03/20/19	5.000%	EUR	200	2.092%	38,783	28,602	10,181	Credit Suisse First Boston Corp.
Japan Gov’t. Series 55	03/20/16	1.000%		600	0.167%	9,946	1,658	8,288	Goldman Sachs
Lloyds TSB Bank	09/20/17	3.000%	EUR	1,200	0.467%	148,232	6,680	141,552	Morgan Stanley & Co.
Lloyds TSB Bank	09/20/17	3.000%	EUR	400	0.467%	49,411	2,649	46,762	Deutsche Bank
Republic of Italy	06/20/17	1.000%	EUR	300	0.673%	4,662	(35,326)	39,988	Bank of America, N.A.
Shell International	09/20/15	1.000%		200	0.115%	2,695	1,492	1,203	Credit Suisse First Boston Corp.

						$494,120	$109,055	$385,065

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Credit Agricole SA	12/20/16	1.000%	EUR	300	$(6,631)	$16,262	$(22,893)	Goldman Sachs
Credit Agricole SA	12/20/16	1.000%	EUR	500	(11,052)	26,535	(37,587)	Citigroup
Dow Jones iTraxx 15	06/20/16	1.000%	EUR	2,100	(47,446)	189,327	(236,773)	Morgan Stanley & Co.

					$(65,129)	$232,124	$(297,253)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Value at April 30, 2014	Value at Trade Date	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps—Buy Protection(2):
CDX IG.22 5Y	06/20/19	1.000%		2,000	$37,336	$29,563	$7,773
Dow Jones iTraxx 17	06/20/17	5.000%	EUR	2,548	(412,764)	(203,164)	(209,600)
Dow Jones iTraxx 18	12/20/17	5.000%	EUR	4,988	(849,754)	(231,308)	(618,446)

					$(1,225,182)	$(404,909)	$(820,273)

See Notes to Financial Statements.

The TARGET Portfolio Trust	119

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

Credit default swap agreements outstanding at April 30, 2014 (continued):

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$37,429	$—
Collateralized Loan Obligations	—	1,301,886	—
Non-Residential Mortgage-Backed Security	—	1,337,738	—
Residential Mortgage-Backed Securities	—	2,639,886	—
Commercial Mortgage-Backed Securities	—	3,193,307	—
Corporate Bonds	—	33,541,485	317,733
Foreign Government Bonds	—	4,546,661	—
Municipal Bonds	—	6,163,952	—
Residential Mortgage-Backed Securities	—	12,548,019	—
U.S. Government Agency Obligations	—	3,910,963	—
U.S. Treasury Obligations	—	54,486,959	—
Foreign Treasury Obligations	—	954,390	—

See Notes to Financial Statements.

120	The TARGET Portfolio Trust

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Options Purchased	$4,600	$—	$—
Security Sold Short—U.S. Government Agency Obligation	—	(1,070,000)	—
Options Written	(1,960)	—	—
Other Financial Instruments*
Futures Contracts	(127,216)	—	—
Forward Foreign Currency Exchange Contracts	—	(230,366)	—
Credit Default Swap Agreements	—	(732,461)	—
Interest Rate Swap Agreements	—	(180,344)	—

Total	$(124,576)	$122,449,504	$317,733

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 10/31/13	$527,331	$1,881,072
Accrued discounts/premiums	(19,010)	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	3,832	—
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(194,420)	(1,881,072)

Balance as of 04/30/14	$317,733	$—

**	Of which, $ 3,832 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were two Residential Mortgage-Backed securities and one Corporate Bond security transferred out Level 3 as a result of being priced by a single broker.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

See Notes to Financial Statements.

The TARGET Portfolio Trust	121

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2014 was as follows:

U.S. Treasury Obligations	42.9%
Residential Mortgage-Backed Securities	12.0
Banks	8.9
Diversified Financial Services	6.7
Municipal Bonds	4.8
Electric	3.6
Foreign Government Bonds	3.6
U.S. Government Agency Obligations	3.1
Commercial Mortgage-Backed Securities	2.5
Financial Services	1.8
Oil, Gas & Consumable Fuels	1.7
Pipelines	1.2
Non-Residential Mortgage-Backed Securities	1.1%
Collateralized Loan Obligations	1.0
Healthcare Providers & Services	1.0
Software	1.0
Airlines	0.7
Foreign Treasury Obligations	0.7
Telecommunications	0.1
U.S. Government Agency Obligation	(0.8)

97.6
Other assets in excess of liabilities	2.4

100.0%

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting . The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America, N.A.	$39,988	$(35,326)	$—	$4,662
Barclays Capital Group	116,401	(62,007)	—	54,394
BNP Paribas	—	—	—	—
Citigroup Global Markets	26,590	(26,590)	—	—
Credit Suisse First Boston Corp.	129,891	(92,360)	(30,007)	7,524
Deutsche Bank AG	49,467	—	—	49,467
Goldman Sachs & Co.	72,747	(25,339)	—	47,408
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	2,833	(2,833)	—	—
Morgan Stanley & Co.	337,559	(259,728)	(155,012)	—
Royal Bank of Canada	—	—	—	—
UBS Securities	30,762	(30,762)	—	—

	$806,238

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America, N.A.	$(35,326)	$35,326	$—	$—
Barclays Capital Group	(62,007)	62,007	—	—
BNP Paribas	(153)	—	—	(153)
Citigroup Global Markets	(37,587)	26,590	—	(10,997)
Credit Suisse First Boston Corp.	(92,360)	92,360	—	—
Deutsche Bank AG	—	—	—	—
Goldman Sachs & Co.	(25,339)	25,339	—	—
Hong Kong & Shanghai Bank	(1,277)	—	—	(1,277)

See Notes to Financial Statements.

122	The TARGET Portfolio Trust

Offsetting of over-the-counter (OTC) derivative assets and liabilities (continued):

Counterparty (continued)	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
JPMorgan Chase	$(313,823)	$2,833	$306,341	$(4,649)
Morgan Stanley & Co.	(259,728)	259,728	—	—
Royal Bank of Canada	(27,534)	—	—	(27,534)
UBS Securities	(115,194)	30,762	—	(84,432)

	$(970,328)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

The TARGET Portfolio Trust	123

Mortgage Backed Securities Portfolio	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—115.0%

	ASSET-BACKED SECURITIES—4.9%

	Collateralized Loan Obligations—1.0%
425	Dryden Sr. Loan Fund, Series 2014-33A, Class A, 144A 1.707%(c), 07/15/26	$425,000

	Non-Residential Mortgage-Backed Securities—3.9%
200	American Credit Acceptance Receivables Trust, Series 2012-3, Class B, 144A 2.280%, 09/17/18	201,512
350	AmeriCredit Automobile Receivables Trust, Series 2012-2, Class D 3.380%, 04/09/18	363,932
72	Carfinance Capital Auto Trust, Series 2013-1A, Class A, 144A 1.650%, 07/17/17	72,168
366	CPS Auto Receivables Trust, Series 2013-A, Class A, 144A 1.310%, 06/15/20	365,163
290	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 144A 2.290%, 04/15/22	289,982
110	Huntington Auto Trust, Series 2012-2, Class B 1.070%, 02/15/18	110,596
180	Springleaf Funding Trust, Series 2014-AA, Class A, 144A 2.410%, 12/15/22	179,711
90	World Omni Auto Receivables Trust, Series 2012-B, Class B 1.060%, 09/16/19	90,011

		1,673,075

	TOTAL ASSET-BACKED SECURITIES (cost $2,091,068)	2,098,075

	COMMERCIAL MORTGAGE-BACKED SECURITIES—1.3%
244	FREMF Mortgage Trust, Series 2012-K501, Class C, 144A 3.490%(c), 11/25/46	246,064
300	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5 5.908%(c), 05/15/43	326,535

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $585,585)	572,599

See Notes to Financial Statements.

124	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	MUNICIPAL BOND—0.4%
	New York
180	Utility Debt Securitization Authority, Series T, Revenue Bonds 3.435%, 12/15/25 (cost $179,990)	$182,693

	RESIDENTIAL MORTGAGE-BACKED SECURITIES—11.7%
388	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21 0.382%(c), 09/25/35	366,183
126	Bear Stearns ARM Trust, Series 2003-7, Class 6A 2.523%(c), 10/25/33	127,346
150	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 2.530%(c), 03/25/36	131,050
191	Connecticut Avenue Securities, Series 2013-C01, Class M1 2.152%(c), 10/25/23	195,072
97	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.500%, 01/25/36	89,864
273	Series 2005-85CB, Class 2A2 5.500%, 02/25/36	250,647
200	Series 2005-J11, Class 1A3 5.500%, 11/25/35	179,194
119	Series 2007-HY5R, Class 2A1A 2.558%(c), 03/25/47	116,817
43	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.250%, 09/25/36	39,121
43	Series 2006-J2, Class 1A6 6.000%, 04/25/36	41,317
7	Federal Home Loan Mortgage Corp., Series 74, Class F 6.000%, 10/15/20	7,248
1	Series 83, Class Z 9.000%, 10/15/20	1,091
8	Series 186, Class E 6.000%, 08/15/21	8,933
2	Series 1058, Class H 8.000%, 04/15/21	2,473
2	Series 1116, Class I 5.500%, 08/15/21	2,402
14	Series 1120, Class L 8.000%, 07/15/21	15,815
214	Series 2809, Class UC 4.000%, 06/15/19	225,052
285	Series 3787, Class AY 3.500%, 01/15/26	295,924

See Notes to Financial Statements.

The TARGET Portfolio Trust	125

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
330	Series 3840, Class HB 3.500%, 04/15/26	$338,190
117	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.500%, 02/25/42	137,316
4	Federal National Mortgage Assoc., Series 56, Class 1, Interest Strip 6.000%, 04/01/19	4,119
4	Series 1988-19, Class J 8.500%, 07/25/18	3,888
2	Series 1990-10, Class L 8.500%, 02/25/20	2,319
4	Series 1990-108, Class G 7.000%, 09/25/20	4,530
4	Series 1991-21, Class J 7.000%, 03/25/21	4,773
8	Series 1992-113, Class Z 7.500%, 07/25/22	9,523
111	Series 1993-223, Class ZA 6.500%, 12/25/23	123,475
42	Series 2001-51, Class QN 6.000%, 10/25/16	44,025
54	Series 2003-33, Class PT 4.500%, 05/25/33	58,582
285	Series 2011-67, Class BE 3.500%, 07/25/26	290,194
7	Series G14, Class L 8.500%, 06/25/21	7,494
6	Series G92-24, Class Z 6.500%, 04/25/22	6,693
33	Series G92-59, Class D 6.000%, 10/25/22	37,524
106	Series G94-4, Class PG 8.000%, 05/25/24	119,298
6	First Boston Mortgage Securities Corp., Strip Coupon, Series B, Class I-O, IO 8.985%, 04/25/17	556
6	Series B, Class P-O, PO 1.000%(s), 04/25/17	6,432
38	Government National Mortgage Assoc., Series 2006-35, Class LO, PO 5.400%(s), 07/20/36	34,335
60	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 2.666%(c), 04/25/35	58,284

See Notes to Financial Statements.

126	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
166	Series 2007-AR2, Class 1A1 2.692%(c), 05/25/47	$137,536
97	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.500%, 06/25/37	94,971
111	Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22 6.000%, 08/25/37	101,461
348	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.250%, 06/25/34	361,521
176	Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A 1.570%(c), 12/25/59	175,872
175	Series 2012-3A, Class M1, 144A 2.660%(c), 12/25/59	174,103
365	Series 2013-1A, Class M1, 144A 2.310%(c), 06/25/58	355,662
98	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5 2.117%(c), 03/25/33	98,503
111	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2 2.612%(c), 07/25/36	107,633

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,913,689)	4,994,361

	U.S. GOVERNMENT AGENCY OBLIGATIONS—96.7%
1,300	Federal Home Loan Mortgage Corp. 3.000%, TBA	1,265,520
400	3.500%, TBA	420,375
200	3.500%, TBA	202,898
4,800	4.000%, TBA	5,022,188
1,400	4.500%, TBA	1,503,469
628	5.000%, 10/01/35	688,572
300	5.000%, TBA	328,219
64	5.500%, 06/01/34	70,604
481	6.000%, 01/01/15-02/01/21	516,168
31	6.500%, 01/01/18-06/01/22	34,204
14	7.500%, 06/01/28	15,711
1	8.500%, 04/01/18	568
7	11.500%, 03/01/16	7,352
1,300	Federal National Mortgage Assoc. 2.500%, TBA	1,304,672
400	3.000%, TBA	412,781
1,300	3.000%, TBA	1,337,883
5,100	3.000%, TBA	4,969,313
5,400	3.500%, TBA	5,480,578

See Notes to Financial Statements.

The TARGET Portfolio Trust	127

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
700		4.000%, TBA	$742,629
534		4.500%, 05/01/35	577,635
1,800		4.500%, TBA	1,932,469
198		5.000%, 11/01/18	209,994
37		5.000%, 07/01/33(k)	41,296
600		5.000%, TBA	657,938
200		5.500%, 09/01/34-07/01/35	222,737
800		5.500%, TBA	884,500
200		5.500%, TBA	220,844
152		6.000%, 03/01/23-12/01/39	170,033
73		6.500%, 06/01/15-08/01/17	74,323
7		8.000%, 12/01/22	7,840
280		Government National Mortgage Assoc. 4.000%, 04/15/43	296,831
5,100		4.000%, TBA	5,396,437
1,056		4.500%, 06/15/41-09/20/41	1,146,011
700		4.500%, TBA	758,734
1,200		4.500%, TBA	1,300,875
103		5.000%, 06/15/40	114,055
200		5.000%, TBA	219,500
728		5.500%, 11/15/38(k)	808,045
12		5.500%, 12/15/38-04/15/39	13,648
522		6.000%, 07/15/24-12/15/40	583,723
537		6.500%, 06/15/23-12/15/35	606,674
570		7.000%, 11/15/31-11/15/33	665,693
9		7.500%, 12/20/23	9,546
129		8.000%, 03/15/17-11/15/30	136,676
13		8.250%, 06/20/17-07/20/17	12,791
22		8.500%, 04/20/17	22,030
20		9.000%, 01/15/20	22,743
—	(r)	9.500%, 06/15/20	368

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,845,856)	41,437,693

		TOTAL LONG-TERM INVESTMENTS (cost $48,616,188)	49,285,421

SHARES		SHORT-TERM INVESTMENT—66.0%

		AFFILIATED MONEY MARKET MUTUAL FUND
28,291,816		Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $28,291,816)(Note 3)(w)	28,291,816

		TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—181.0% (cost $76,908,004; Note 5)	77,577,237

See Notes to Financial Statements.

128	The TARGET Portfolio Trust

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	SECURITIES SOLD SHORT—(8.3)%
	U.S. GOVERNMENT AGENCY OBLIGATIONS
1,300	Federal National Mortgage Assoc. 3.500%, TBA	$(1,369,062)
1,500	4.000%, TBA	(1,571,543)
600	Government National Mortgage Assoc. 3.500%, TBA	(616,875)

	TOTAL SECURITIES SOLD SHORT (proceeds received $3,545,129)	(3,557,480)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—172.7% (cost $73,362,875; Note 5)	74,019,757
	Liabilities in excess of other assets(x)—(72.7%)	(31,166,958)

	NET ASSETS—100.0%	$42,852,799

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FREMF—Freddie Mac Mortgage Trust

IO—Interest Only

PO—Principal Only

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
8	10 Year U.S. Treasury Notes	Jun. 2014	$995,469	$995,375	$(94)
8	20 Year U.S. Treasury Bonds	Jun. 2014	1,068,190	1,079,500	11,310

					11,216

Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2014	1,096,726	1,099,375	(2,649)
2	5 Year U.S. Treasury Notes	Jun. 2014	238,983	238,906	77

					(2,572)

					$8,644

(1)	U.S. Government Agency Obligations, with a market value of $66,662 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2014.

See Notes to Financial Statements.

The TARGET Portfolio Trust	129

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$—	$425,000
Non-Residential Mortgage-Backed Securities	—	1,493,364	179,711
Commercial Mortgage-Backed Securities	—	572,599	—
Municipal Bond	—	182,693	—
Residential Mortgage-Backed Securities	—	4,994,361	—
U.S. Government Agency Obligations	—	41,437,693	—
Affiliated Money Market Mutual Fund	28,291,816	—	—
Securities Sold Short:
U.S. Government Agency Obligations	—	(3,557,480)	—
Other Financial Instruments*
Futures Contracts	8,644	—	—

Total	$28,300,460	$45,123,230	$604,711

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Balance as of 10/31/13	$—
Accrued discounts/premiums	1
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(260)
Purchases	604,970
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 04/30/14	$604,711

**	Of which, $(260) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

See Notes to Financial Statements.

130	The TARGET Portfolio Trust

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

U.S. Government Agency Obligations	96.7%
Affiliated Money Market Mutual Fund	66.0
Residential Mortgage-Backed Securities	11.7
Non-Residential Mortgage- Backed Securities	3.9
Commercial Mortgage-Backed Securities	1.3
Collateralized Loan Obligations	1.0
Municipal Bond	0.4
U.S. Government Agency Obligations	(8.3)

172.7
Liabilities in excess of other assets	(72.7)

100.0%

See Notes to Financial Statements.

The TARGET Portfolio Trust	131

Statement of Assets & Liabilities as of April 30, 2014 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments at value(C):
Unaffiliated investments(A)	$269,497,831	$277,120,926	$132,489,104	$1,882,355,473
Affiliated investments(B)	16,537,669	21,280,803	21,155,809	200,159,971
Receivable for investments sold	141,477	2,154,509	1,478,702	5,486,887
Receivable for Trust shares sold	195,083	178,287	135,923	3,825,872
Dividends and interest receivable	115,021	220,336	28,025	870,309
Due from broker for variation margin	—	—	—	38,810
Receivable for foreign tax reclaim	1,986	7,393	—	—
Prepaid expenses and other assets	859	1,554	434	5,408
Total assets	286,489,926	300,963,808	155,287,997	2,092,742,730

LIABILITIES
Collateral for securities on loan	8,311,742	15,086,230	19,628,810	132,640,816
Payable for investments purchased	621,654	925,990	1,416,421	6,870,107
Payable for Trust shares reacquired	398,259	293,884	211,989	4,047,594
Management fee payable	137,038	138,576	67,432	962,035
Distribution fee payable	76,814	78,364	38,322	56,134
Accrued expenses and other liabilities	58,857	70,426	57,092	20,829
Affiliated transfer agent fee payable	40,839	40,593	21,249	90,047
Deferred trustees’ fees	3,581	3,581	3,581	3,581
Deposit due to broker	—	—	—	120
Total liabilities	9,648,784	16,637,644	21,444,896	144,691,263

NET ASSETS	$276,841,142	$284,326,164	$133,843,101	$1,948,051,467

See Notes to Financial Statements.

132	The TARGET Portfolio Trust

Statement of Assets & Liabilities as of April 30, 2014 (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$14,662	$18,691	$8,642	$72,684
Paid-in capital in excess of par	197,728,180	248,122,353	110,742,846	1,396,272,871
	197,742,842	248,141,044	110,751,488	1,396,345,555
Undistributed net investment income (loss)	(1,003,746)	2,361,121	(1,072,954)	5,416,693
Accumulated net realized gain (losses)	5,143,481	(40,162,453)	(3,254,259)	138,298,126
Net unrealized appreciation (depreciation)	74,958,565	73,986,452	27,418,826	407,991,093
Net assets, April 30, 2014	$276,841,142	$284,326,164	$133,843,101	$1,948,051,467
(A) Identified cost of unaffiliated investments	$194,539,274	$203,134,474	$105,070,278	$1,474,240,225
(B) Identified cost of affiliated investments	$16,537,669	$21,280,803	$21,155,809	$200,159,971
(C) Including securities on loan of	$8,232,611	$14,921,409	$19,313,595	$130,266,721

NET ASSET VALUE:
Class A:
Net Assets	—	—	—	$12,613
Shares Outstanding	—	—	—	470.6
Net asset value and redemption price per share	—	—	—	$26.80
Maximum sales charge (5.50% of offering price)	—	—	—	1.56
Maximum offering price to public	—	—	—	$28.36
Class R:
Net Assets	$186,689,670	$193,586,771	$91,603,739	$142,990,415
Shares Outstanding	9,935,706	12,741,688	5,982,551	5,368,796
Net asset value, offering price and redemption price per share	$18.79	$15.19	$15.31	$26.63
Class T:
Net Assets	$90,151,472	$90,739,393	$42,239,362	$1,805,048,439
Shares Outstanding	4,726,429	5,949,701	2,659,762	67,314,291
Net asset value, offering price and redemption price per share	$19.07	$15.25	$15.88	$26.82

See Notes to Financial Statements.

The TARGET Portfolio Trust	133

Statement of Assets & Liabilities as of April 30, 2014 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

ASSETS
Investments at value(C):
Unaffiliated investments(A)	$459,710,399	$394,407,012	$124,985,008	$49,285,421
Repurchase agreements(E)	—	77,700,000	—	—
Affiliated investments(B)	21,396,697	3,176,952	—	28,291,816
Cash	—	143,066	—	309
Foreign currency, at value(D)	2,274,938	364,364	384,040	—
Deposit with broker	—	1,116,211	644,000	—
Receivable for investments sold	3,495,156	245,335,792	4,688,762	13,066,602
Dividends and interest receivable	2,139,059	3,140,995	1,444,896	55,208
Payments paid for swap agreements	—	78,717	382,692	—
Receivable for Trust shares sold	313,284	556,935	346,167	12,243
Receivable for foreign tax reclaim	886,057	—	—	—
Due from broker for variation margin	—	—	—	3,328
Unrealized appreciation on forward foreign currency exchange contracts	—	258,093	38,481	—
Unrealized appreciation on over-the-counter swap agreements	—	545,051	385,065	—
Prepaid expenses and other assets	1,362	1,587	507	226
Total assets	490,216,952	726,824,775	133,299,618	90,715,153

LIABILITIES
Payable for investments purchased	3,890,081	316,945,560	2,142,344	44,119,501
Collateral for securities on loan	6,007,784	—	—	—
Securities sold short, at value(F)	—	—	1,070,000	3,557,480
Payable for Trust shares reacquired	456,880	873,891	431,104	105,148
Management fee payable	270,450	149,997	46,926	15,772
Payable to custodian	—	—	444,990	—
Accrued expenses and other liabilities	99,412	158,005	132,886	60,282
Distribution fee payable	99,515	97,460	—	—
Affiliated transfer agent fee payable	50,918	51,582	486	149
Deferred trustees’ fees	3,581	3,581	3,581	3,581
Dividends payable	—	1,710	3,814	441
Due to broker	—	—	185,000	—
Due to broker for variation margin	—	723,273	845,830	—
Options written(G)	—	214,877	1,960	—
Payments received for swap agreements	—	307,385	54,032	—
Unrealized depreciation on forward foreign currency exchange contracts	533,537	631,080	268,847	—
Unrealized depreciation on over-the-counter swap agreements	—	140,252	647,449	—
Total liabilities	11,412,158	320,298,653	6,279,249	47,862,354

NET ASSETS	$478,804,794	$406,526,122	$127,020,369	$42,852,799

See Notes to Financial Statements.

134	The TARGET Portfolio Trust

Statement of Assets & Liabilities as of April 30, 2014 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$34,465	$37,073	$12,702	$4,047
Paid-in capital in excess of par	427,644,717	399,923,054	128,380,855	45,351,029
	427,679,182	399,960,127	128,393,557	45,355,076
Undistributed net investment income (loss)	3,175,371	(415,299)	395,016	38,746
Accumulated net realized gain (losses)	(26,665,283)	(743,676)	(1,751,219)	(3,206,549)
Net unrealized appreciation (depreciation)	74,615,524	7,724,970	(16,985)	665,526
Net assets, April 30, 2014	$478,804,794	$406,526,122	$127,020,369	$42,852,799
(A) Identified cost of unaffiliated investments	$384,634,190	$386,210,172	$123,596,116	$48,616,188
(B) Identified cost of affiliated investments	$21,396,697	$3,176,952	—	$28,291,816
(C) Including securities on loan of	$5,877,079	—	—	—
(D) Identified cost of currency	$2,242,455	$358,656	$376,611	—
(E) Identified cost of repurchase agreements	—	$77,700,000	—	—
(F) Proceeds received from short sales	—	—	$1,067,344	$3,545,129
(G) Premiums received from options written	—	$339,563	$31,826	—

NET ASSET VALUE:
Class Q:
Net Assets	$164,044,435	—	—	—
Shares Outstanding	11,788,315	—	—	—
Net asset value, offering price and redemption price per share	$13.92	—	—	—
Class R:
Net Assets	$247,146,364	$239,902,108	—	—
Shares Outstanding	17,815,095	21,945,081	—	—
Net asset value, offering price and redemption price per share	$13.87	$10.93	—	—
Class T:
Net Assets	$67,613,995	$166,624,014	$127,020,369	$42,852,799
Shares Outstanding	4,861,164	15,127,914	12,544,993	4,046,901
Net asset value, offering price and redemption price per share	$13.91	$11.01	$10.13	$10.59

See Notes to Financial Statements.

The TARGET Portfolio Trust	135

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,138,792	$4,749,174	$236,287	$16,444,905
Affiliated income from securities lending, net	10,567	8,904	124,745	515,698
Less: Foreign withholding taxes	(7,427)	(33,852)	(975)	(28,903)
Affiliated dividend income	4,401	4,328	1,887	48,415
Interest	6	2	—	167
Total income	1,146,339	4,728,556	361,944	16,980,282
Expenses
Management fee	826,042	818,159	411,606	5,596,008
Distribution fee—Class A	—	—	—	6
Distribution fee—Class R	686,296	687,663	345,683	475,946
Transfer agent’s fees and expenses(a)	136,000	136,000	80,000	325,000
Custodian’s fees and expenses	53,000	43,000	35,000	144,000
Reports to shareholders	18,000	19,000	16,000	44,000
Registration fees	16,000	16,000	16,000	21,000
Audit fees	13,000	13,000	13,000	17,000
Trustees’ fees	8,000	8,000	7,000	22,000
Legal fees	9,000	10,000	8,000	11,000
Insurance fees	2,000	2,000	1,000	11,000
Interest expense	127	94	32	—
Miscellaneous	7,079	7,747	4,618	15,394
Total expenses	1,774,544	1,760,663	937,939	6,682,354
Less: Distribution fee waiver—Class A	—	—	—	(1)
Less: Distribution fee waiver—Class R	(228,765)	(229,221)	(115,228)	(158,649)
Net expenses	1,545,779	1,531,442	822,711	6,523,704
Net investment income (loss)	(399,440)	3,197,114	(460,767)	10,456,578

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	7,622,538	12,782,661	13,901,658	146,803,628
Futures transactions	—	—	—	650,079
Foreign currency transactions	(152)	—	—	—
Total net realized gain (loss)	7,622,386	12,782,661	13,901,658	147,453,707
Net change in unrealized appreciation (depreciation) on:
Investments	2,793,366	6,899,080	(14,440,041)	(68,032,092)
Futures	—	—	—	(146,875)
Foreign currencies	5	—	—	—
Net change in unrealized appreciation (depreciation)	2,793,371	6,899,080	(14,440,041)	(68,178,967)
Net gain (loss)	10,415,757	19,681,741	(538,383)	79,274,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,016,317	$22,878,855	$(999,150)	$89,731,318
(a) Including affiliated expense of	$117,800	$117,500	$59,700	$230,900

See Notes to Financial Statements.

136	The TARGET Portfolio Trust

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$7,473,475	$—	$—	$—
Interest income	1,752	3,881,656	1,859,941	360,323
Affiliated dividend income	9,252	1,251	284	16,856
Less: Foreign withholding taxes	(509,650)	—	—	—
Affiliated income from securities lending, net	13,409	—	—	—
Total income	6,988,238	3,882,907	1,860,225	377,179
Expenses
Management fee	1,564,059	911,951	286,946	94,411
Distribution fee—Class R	850,024	854,491	—	—
Transfer agent’s fees and expenses(a)	153,000	225,000	57,000	13,000
Custodian’s fees and expenses	132,000	79,000	67,000	37,000
Audit fees	17,000	32,000	32,000	17,000
Reports to shareholders	20,000	29,000	20,000	10,000
Registration fees	23,000	18,000	11,000	9,000
Legal fees	10,000	10,000	9,000	8,000
Trustees’ fees	9,000	12,000	7,000	7,000
Insurance fees	3,000	3,000	1,000	—
Interest expense	—	—	72	—
Miscellaneous	25,474	6,207	6,632	7,616
Total expenses	2,806,557	2,180,649	497,650	203,027
Less: Distribution fee waiver—Class R	(283,341)	(284,830)	—	—
Net expenses	2,523,216	1,895,819	497,650	203,027
Net investment income (loss)	4,465,022	1,987,088	1,362,575	174,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,735,849	3,548,318	(189,196)	642,688
Futures transactions	—	682,391	(79,892)	28,929
Options written transactions	—	334,752	156,766	—
Swap agreements transactions	—	283,869	(300,715)	—
Foreign currency transactions	443,465	(889,474)	(117,857)	(36)
Total net realized gain (loss)	3,179,314	3,959,856	(530,894)	671,581
Net change in unrealized appreciation (depreciation) on:
Investments	5,906,526	(866,114)	305,632	(260,998)
Futures	—	(840,913)	(124,483)	30,430
Foreign currencies	(265,406)	37,359	(7,261)	—
Options written	—	84,488	(8,165)	—
Swaps	—	(644,361)	(533,641)	—
Short sales	—	2,812	(2,656)	(13,996)
Net change in unrealized appreciation (depreciation)	5,641,120	(2,226,729)	(370,574)	(244,564)
Net gain (loss)	8,820,434	1,733,127	(901,468)	427,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,285,456	$3,720,215	$461,107	$601,169
(a) Including affiliated expense of	$145,400	$148,200	$1,500	$500

See Notes to Financial Statements.

The TARGET Portfolio Trust	137

Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(399,440)	$(67,415)
Net realized gain on investment transactions	7,622,386	35,938,734
Net change in unrealized appreciation (depreciation) on investments	2,793,371	27,630,749
Net increase in net assets resulting from operations	10,016,317	63,502,068
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	(274,592)
Class T	—	(555,589)
Total dividends from net investment income	—	(830,181)
Distributions from net realized gains
Class R	(9,234,451)	—
Class T	(4,631,311)	—
Total distributions from net realized gains	(13,865,762)	—
Trust share transactions (Note 6)
Net proceeds from shares sold	27,361,414	51,433,823
Net asset value of shares issued in reinvestment of dividends and distributions	13,707,149	809,020
Cost of shares reacquired	(28,767,001)	(56,810,294)
Net increase (decrease) in net assets from Trust share transactions	12,301,562	(4,567,451)
Total increase	8,452,117	58,104,436

NET ASSETS:
Beginning of period	268,389,025	210,284,589
End of period	$276,841,142	$268,389,025

See Notes to Financial Statements.

138	The TARGET Portfolio Trust

Statement of Changes in Net Assets (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,197,114	$3,415,311
Net realized gain on investment transactions	12,782,661	14,672,477
Net change in unrealized appreciation (depreciation) on investments	6,899,080	44,093,729
Net increase in net assets resulting from operations	22,878,855	62,181,517
Dividends from net investment income (Note 1)
Class R	(1,990,700)	(2,007,775)
Class T	(1,392,070)	(1,552,574)
	(3,382,770)	(3,560,349)
Trust share transactions (Note 6)
Net proceeds from shares sold	27,270,335	49,811,199
Net asset value of shares issued in reinvestment of dividends and distributions	3,341,125	3,507,985
Cost of shares reacquired	(30,421,037)	(61,015,500)
Net increase (decrease) in net assets from Trust share transactions	190,423	(7,696,316)
Total increase	19,686,508	50,924,852

NET ASSETS:
Beginning of period	264,639,656	213,714,804
End of period(a)	$284,326,164	$264,639,656
(a) Includes undistributed net investment income of:	$2,361,121	$2,546,777

See Notes to Financial Statements.

The TARGET Portfolio Trust	139

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(460,767)	$(194,102)
Net realized gain on investment transactions	13,901,658	8,909,751
Net change in unrealized appreciation (depreciation) on investments	(14,440,041)	24,945,841
Net increase (decrease) in net assets resulting from operations	(999,150)	33,661,490
Trust share transactions (Note 6)
Net proceeds from shares sold	17,220,332	30,464,379
Cost of shares reacquired	(13,055,022)	(33,289,863)
Net increase (decrease) in net assets from Trust share transactions	4,165,310	(2,825,484)
Total increase	3,166,160	30,836,006

NET ASSETS:
Beginning of period	130,676,941	99,840,935
End of period	$133,843,101	$130,676,941

See Notes to Financial Statements.

140	The TARGET Portfolio Trust

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$10,456,578	$18,548,643
Net realized gain on investment transactions	147,453,707	126,968,598
Net change in unrealized appreciation (depreciation) on investments	(68,178,967)	285,000,897
Net increase in net assets resulting from operations	89,731,318	430,518,138
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(672,379)	(776,701)
Class T	(16,894,291)	(15,186,130)
	(17,566,670)	(15,962,831)
Distributions from net realized gains
Class R	(8,544,731)	(2,403,994)
Class T	(116,938,940)	(30,592,305)
	(125,483,671)	(32,996,299)
Trust share transactions (Note 6)
Net proceeds from shares sold	302,972,164	421,010,529
Net asset value of shares issued in reinvestment of dividends and distributions	128,409,001	44,238,738
Cost of shares reacquired	(171,836,004)	(268,940,864)
Net increase in net assets from Trust share transactions	259,545,161	196,308,403
Total increase	206,226,138	577,867,411

NET ASSETS:
Beginning of period	1,741,825,329	1,163,957,918
End of period(a)	$1,948,051,467	$1,741,825,329
(a) Includes undistributed net investment income of:	$5,416,693	$12,526,785

See Notes to Financial Statements.

The TARGET Portfolio Trust	141

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended April 30, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$4,465,022	$6,984,177
Net realized gain on investment transactions	3,179,314	12,174,474
Net change in unrealized appreciation (depreciation) on investments	5,641,120	60,817,098
Net increase in net assets resulting from operations	13,285,456	79,975,749
Dividends from net investment income (Note 1)
Class Q	(2,853,716)	(3,065,660)
Class R	(2,935,682)	(3,008,506)
Class T	(1,203,254)	(1,535,049)
	(6,992,652)	(7,609,215)
Trust share transactions (Note 6)
Net proceeds from shares sold	62,108,255	102,407,412
Net asset value of shares issued in reinvestment of dividends and distributions	6,979,844	7,582,919
Cost of shares reacquired	(29,475,554)	(84,338,457)
Net increase in net assets from Trust share transactions	39,612,545	25,651,874
Total increase	45,905,349	98,018,408

NET ASSETS:
Beginning of period	432,899,445	334,881,037
End of period(a)	$478,804,794	$432,899,445
(a) Includes undistributed net investment income of:	$3,175,371	$5,703,001

See Notes to Financial Statements.

142	The TARGET Portfolio Trust

Statement of Changes in Net Assets (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended April 30, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,987,088	$6,109,632
Net realized gain (loss) on investment transactions	3,959,856	(3,687,956)
Net change in unrealized appreciation (depreciation) on investments	(2,226,729)	(10,791,655)
Net increase (decrease) in net assets resulting from operations	3,720,215	(8,369,979)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,484,257)	(2,944,697)
Class T	(1,596,819)	(5,049,096)
	(3,081,076)	(7,993,793)
Distributions from net realized gains
Class R	—	(3,476,286)
Class T	—	(4,965,544)
	—	(8,441,830)
Trust share transactions (Note 6)
Net proceeds from shares sold	56,858,907	143,822,780
Net asset value of shares issued in reinvestment of dividends and distributions	3,067,816	16,349,663
Cost of shares reacquired	(67,737,093)	(170,098,165)
Net decrease in net assets from Trust share transactions	(7,810,370)	(9,925,722)
Total increase (decrease)	(7,171,231)	(34,731,324)

NET ASSETS:
Beginning of period	413,697,353	448,428,677
End of period(a)	$406,526,122	$413,697,353
(a) Includes undistributed net investment income of:	—	$678,689

See Notes to Financial Statements.

The TARGET Portfolio Trust	143

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended April 30, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,362,575	$3,486,045
Net realized gain (loss) on investment transactions	(530,894)	938,021
Net change in unrealized appreciation (depreciation) on investments	(370,574)	(6,553,715)
Net increase (decrease) in net assets resulting from operations	461,107	(2,129,649)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class T	(1,887,472)	(3,200,021)
Distributions from net realized gains
Class T	(795,042)	(2,612,982)
Trust share transactions (Note 6)
Net proceeds from shares sold	16,789,953	25,377,628
Net asset value of shares issued in reinvestment of dividends and distributions	2,613,004	5,608,463
Cost of shares reacquired	(22,142,281)	(60,255,240)
Net decrease in net assets from Trust share transactions	(2,739,324)	(29,269,149)
Total decrease	(4,960,731)	(37,211,801)

NET ASSETS:
Beginning of period	131,981,100	169,192,901
End of period(a)	$127,020,369	$131,981,100
(a) Includes undistributed net investment income of:	$395,016	$919,913

See Notes to Financial Statements.

144	The TARGET Portfolio Trust

Statement of Changes in Net Assets (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended April 30, 2014	Year Ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$174,152	$602,983
Net realized gain (loss) on investment and foreign currency transactions	671,581	(394,828)
Net change in unrealized appreciation (depreciation) on investments	(244,564)	(667,249)
Net increase (decrease) in net assets resulting from operations	601,169	(459,094)
Dividends from net investment income (Note 1)
Class T	(228,381)	(917,467)
Trust share transactions (Note 6)
Net proceeds from shares sold	4,577,516	11,870,969
Net asset value of shares issued in reinvestment of dividends and distributions	222,918	885,344
Cost of shares reacquired	(4,538,144)	(12,767,380)
Net increase (decrease) in net assets from Trust share transactions	262,290	(11,067)
Total increase (decrease)	635,078	(1,387,628)

NET ASSETS:
Beginning of period	42,217,721	43,605,349
End of period(a)	$42,852,799	$42,217,721
(a) Includes undistributed net investment income of:	$38,746	$92,975

See Notes to Financial Statements.

The TARGET Portfolio Trust	145

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of eight separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, as amended, (“1940 Act”). Investment operations commenced on January 5, 1993.

The Portfolios and their investment objectives are as follows:

•	Large Capitalization Growth Portfolio—long-term capital appreciation.

•	Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income.

•	Small Capitalization Growth Portfolio—maximum capital appreciation.

•	Small Capitalization Value Portfolio—above average capital appreciation.

•	International Equity Portfolio—capital appreciation.

•	Total Return Bond Portfolio—total return consisting of current income and capital appreciation.

•	Intermediate-Term Bond Portfolio—current income and reasonable stability of principal.

•	Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each to the extent consistent with the protection of capital.

The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Security Valuation: The Portfolios hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities

146	The TARGET Portfolio Trust

are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

The TARGET Portfolio Trust	147

Reverse Repurchase Agreements: Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Sub- sequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Certain Portfolios entered into equity index futures contracts to gain market exposure. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

148	The TARGET Portfolio Trust

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: Certain Portfolios purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Short Sales: Certain Portfolios may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on

The TARGET Portfolio Trust	149

such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Swap Agreements: Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Portfolio pledges with the cleaning broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio entered into credit default swaps to provide a measure of protection against issuer default. The Portfolio sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

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The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Mortgage Backed Securities entered into total return swaps to manage its exposure to an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Master Netting Arrangements: The Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between a Portfolio and the counterparty permits a Portfolio to offset amounts payable by a Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by a Portfolio to cover a Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Portfolios are party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to a Portfolio is held in a segregated account by a

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Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by a Portfolio is segregated by a Portfolio’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by a Portfolio and the applicable counterparty. Collateral requirements are determined based on a Portfolio’s net position with each counterparty. Termination events applicable to a Portfolio may occur upon a decline in a Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could impact a Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2014, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

The Portfolios invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on each Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

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Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Small Capitalization Growth
Equity contracts	Unaffiliated investments	$10,869		—	$—

Small Capitalization Value
Equity contracts	—	$—		Due from broker for variation margin	$124,155	*

International Equity
Foreign exchange contracts	—	$—		Unrealized depreciation on forward foreign currency exchange contracts	$533,537
Equity contracts	Unaffiliated investments	24,823			—

Total		$24,823			$533,537

Total Return Bond
Interest rate contracts	Due to broker for variation margin	$677,648	*	Due to broker for variation margin	$1,353,427	*
Interest rate contracts	Payments made for swap agreements	1,173		Payments received for swap agreements	11,395
Interest rate contracts	Unrealized appreciation on over-the-counter swaps	77,985		Unrealized depreciation on over-the-counter swaps	140,252
Interest rate contracts	—	—		Options written	205,027
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	258,093		Unrealized depreciation on forward foreign currency exchange contracts	631,080
Foreign exchange contracts	—	—		Options written	9,606
Credit contracts	Due to broker for variation margin	32,987	*	Options written	244
Credit contracts	Payments made for swap agreements	77,544		Payments received for swap agreements	295,990
Credit contracts	Unrealized appreciation on over-the-counter swaps	467,066		—	—

Total		$1,592,496			$2,647,021

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	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Intermediate-Term Bond
Interest rate contracts	Due to broker for variation margin	$646,142	*	Due to broker for variation margin	$603,506	*
Interest rate contracts	Unaffiliated investments	4,600		Options written	1,960
Interest rate contracts	Unrealized appreciation on over-the-counter swaps	—		Unrealized depreciation on over-the-counter swaps	350,196
Interest rate contracts	—	—		Payments received for swap agreements	12,519
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	38,481		Unrealized depreciation on forward foreign currency exchange contracts	268,847
Credit contracts	Unrealized appreciation on over-the-counter swaps	385,065		Unrealized depreciation on over-the-counter swaps	297,253
Credit contracts	Payments made for swap agreements	382,692		Payments received for swap agreements	41,513
Credit contracts	Due to broker for variation margin	7,773	*	Due to broker for variation margin	828,046	*

Total		$1,464,753			$2,403,840

Mortgage Backed Securities
Interest rate contracts	Due from broker for variation margin	$11,387	*	Due from broker for variation margin	$2,743	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Futures	Options Written	Swaps	Forward Currency Contracts(2)	Total
Small Capitalization Value
Equity contracts	$—	$—	$—	$650,079	$—	$—	$—	$650,079

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$—	$—	$429,378	$429,378
Equity contracts	48,212	—	—	—	—	—	—	48,212

Total	$48,212	$—	$—	$—	$—	$—	$429,378	$477,590

154	The TARGET Portfolio Trust

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Futures	Options Written	Swaps	Forward Currency Contracts(2)	Total
Total Return Bond
Interest rate contracts	$—	$—	$—	$682,391	$333,574	$95,467	$—	$1,111,432
Foreign exchange contracts	—	—	—	—		—	(844,656)	(844,656)
Credit contracts	—	—	—	—	1,178	188,402	—	189,580

Total	$—	$—	$—	$682,391	$334,752	$283,869	$(844,656)	$456,356

Intermediate-Term Bond
Interest rate contracts	$—	$—	$—	$(79,892)	$156,766	(110,809)	$—	$(33,935)
Foreign exchange contracts	—	—	—	—	—		(210,599)	(210,599)
Credit contracts	—	—	—	—	—	(189,906)	—	(189,906)

Total	$—	$—	$—	$(79,892)	$156,766	$(300,715)	$(210,599)	$(434,440)

Mortgage Backed Securities
Interest rate contracts	$—	$—	$(2,492)	$28,929	$—	$—	$—	$26,437

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
Small Capitalization Growth
Equity contracts	$—	$3,017	$—	$—	$—	$—	$—	$3,017

Small Capitalization Value
Equity contracts	$—	$—	$—	$(146,875)	$—	$—	$—	$(146,875)

International Equity
Equity contracts	$24,823	$—	$—	$—	$—	$—	$—	$24,823
Foreign exchange contracts	—	—	—	—	—	—	(317,261)	(317,261)

Total	$24,823	$—	$—	$—	$—	$—	$(317,261)	$(292,438)

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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
Total Return Bond
Interest rate contracts	$—	$—	$—	$(840,913)	$83,350	$(886,333)	$—	$(1,643,896)
Foreign exchange contracts	—	—	—	—	1,564	—	19,066	20,630
Credit contracts	—	—	—	—	(426)	241,972	—	241,546

Total	$—	$—	$—	$(840,913)	$84,488	$(644,361)	$19,066	$(1,381,720)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
Intermediate-Term Bond
Interest rate contracts	$—	$—	$(11,808)	$(124,483)	$(8,165)	$(395,837)	$—	$(540,293)
Foreign exchange contracts	—	—	—	—	—	—	(23,195)	(23,195)
Credit contracts	—	—	—	—	—	(137,804)	—	(137,804)

Total	$—	$—	$(11,808)	$(124,483)	$(8,165)	$(533,641)	$(23,195)	$(701,292)

Mortgage Backed Securities
Interest rate contracts	$—	$—	$—	$30,430	$—	$—	$—	$30,430

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2014, the average volume of derivative activities are as follows:

Portfolio	Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward foreign currency exchange purchase contracts(4)
Small Capitalization Value	$—	$—	$4,311,025	$—	$—
International Equity	—	—	—	—	7,023,186
Total Return Bond	—	254,358	427,933,288	—	24,788,718
Intermediate-Term Bond	10,939	66,450	63,560,459	27,014,959	7,166,151
Mortgage Backed Securities	—	—	1,574,176	3,576,674	—

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Portfolio	Forward foreign currency exchange sale contracts(5)	Interest rate swap agreements(6)	Credit default swap agreements - Buy Protection(6)	Credit default swap agreements - Sell Protection(6)
Small Capitalization Value	$—	$—	$—	$—
International Equity	34,630,634	—	—	—
Total Return Bond	64,445,521	98,026,014	—	38,933,333
Intermediate-Term Bond	15,413,945	47,137,282	15,574,609	8,362,135
Mortgage Backed Securities	—	—	—	—

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

Securities Lending: The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to pur- chase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

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Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. All other Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the sub-advisers. PI supervises the sub-advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the sub-advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The sub-advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the sub-advisers of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions

158	The TARGET Portfolio Trust

and expense items) are divided between the sub-advisers, as PI deems appropriate. In order to maintain an approximate allocation between the sub-advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each sub-adviser’s share of Portfolio assets may occur to account for market fluctuations.

At April 30, 2014, the sub-advisers that provide subadvisory services are:

Portfolio	Adviser
Large Capitalization Growth	Brown Advisory, LLC and Massachusetts Financial Services Company (MFS)
Large Capitalization Value	NFJ Investment Group LLC, Hotchkis and Wiley Capital Management, LLC and Epoch Investment Partners, Inc.
Small Capitalization Growth	Eagle Asset Management, Inc. and Emerald Mutual Fund Advisers Trust
Small Capitalization Value

NFJ Investment Group L.P. , EARNEST Partners, LLC, Lee Munder Capital Group LLC, J.P. Morgan Investment Management, Inc., Sterling Capital Management (effective January 21, 2014) and Vaughan Nelson Investment Management, L.P.

International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities	Wellington Management Company, LLP

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each sub-adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class Q, Class R and Class T shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to the plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class T shares of the Trust.

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the six months ended April 30, 2014, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through February 28, 2015.

PIMS has advised the Trust that it received $100 in front-end sales charges resulting from sales of Small Capitalization Value Class A shares during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distributions costs.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the six months ended April 30, 2014, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$3,145
Large Capitalization Value	2,673
Small Capitalization Growth	37,320
Small Capitalization Value	152,912
International Equity	4,066

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended April 30, 2014, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth . . .	$40,240,561	$44,913,344
Large Capitalization Value . . .	39,965,716	44,918,885
Small Capitalization Growth	84,153,801	78,870,527
Small Capitalization Value . . .	722,723,329	581,719,889
International Equity . . .	93,835,792	62,504,449
Total Return Bond . . .	1,282,378,532	1,337,194,724
Intermediate-Term Bond	40,808,532	58,983,242
Mortgage Backed Securities	278,234,403	278,600,081

Transactions in options written during the six months ended April 30, 2014, were as follows:

Intermediate-Term Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2013	20,400	$76,659
Written options	205,000	111,938
Expired options	(39,000)	(156,771)
Closed options	—	—

Options outstanding at April 30, 2014	186,400	$31,826

160	The TARGET Portfolio Trust

Total Return Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2013	55,100	$108,799
Written options	106,980	565,569
Expired options	(100,980)	(334,145)
Closed options	(400)	(660)

Options outstanding at April 30, 2014	60,700	$339,563

Note 5. Tax Information

The United States federal income tax basis of the Portfolios’ investments and the net unrealized appreciation/ depreciation as of April 30, 2014 were as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Large Capitalization Growth	$213,546,479	$74,438,412	$(1,949,391)	$72,489,021
Large Capitalization Value	230,007,399	69,933,946	(1,539,616)	68,394,330
Small Capitalization Growth	126,649,552	32,673,152	(5,677,791)	26,995,361
Small Capitalization Value	1,682,332,171	439,365,351	(39,182,078)	400,183,273
International Equity	407,773,093	91,914,478	(18,580,475)	73,334,003
Total Return Bond	468,390,139	9,036,100	(2,142,275)	6,893,825
Intermediate-Term Bond	124,826,250	1,970,728	(1,811,970)	158,758
Mortgage Backed Securities	76,920,231	813,665	(156,659)	657,006

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences. The other cost basis adjustments were primarily attributable to appreciation (depreciation) on written options, futures, swaps, short sales, forward currency contracts and mark-to-market of receivables and payables.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Portfolios are permitted to carryforward capital losses incurred in the year ended October 31, 2012 and October 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The TARGET Portfolio Trust	161

As of October 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:
Total Return Bond	$2,695,000
Mortgage Backed Securities	692,000
Pre-Enactment Losses:

	Expiring October 31,
	2014	2015	2016	2017	2018	2019	Total
Large Capitalization Value	$—	$—	$—	$47,132,000	$221,000	$—	$47,353,000
Small Capitalization Growth	—	—	—	16,815,000	—	—	16,815,000
International Equity	—	—	—	26,195,000	—	2,738,000	28,933,000
Mortgage Backed Securities	807,000	900,000	531,000	958,000	—	—	3,196,000

The Large Capitalization Growth and Small Capitalization Growth Portfolios elected to treat certain late-year ordinary income losses of approximately $600,000 and $501,000 as having been incurred in the following fiscal year (October 31, 2014).

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	Class R		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Six Months Ended April 30, 2014:
Sold	1,298,355	$24,838,765	131,096	$2,522,649
Reinvested	500,784	9,234,451	239,310	4,472,698
Redeemed	(1,086,938)	(20,755,922)	(412,967)	(8,011,079)

Net Increase (Decrease) in Shares Outstanding	712,201	$13,317,294	(42,561)	$(1,015,732)

Year Ended October 31, 2013:
Sold	2,704,253	$44,964,560	382,770	$6,469,263
Reinvested	18,401	274,592	35,371	534,428
Redeemed	(2,263,017)	(38,103,116)	(1,125,910)	(18,707,178)

Net Increase (Decrease) in Shares Outstanding	459,637	$7,136,036	(707,769)	$(11,703,487)

162	The TARGET Portfolio Trust

	Class R		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Value
Six Months Ended April 30, 2014:
Sold	1,705,671	$25,013,870	155,223	$2,256,465
Reinvested	137,860	1,990,700	93,326	1,350,425
Redeemed	(1,508,634)	(22,224,907)	(558,587)	(8,196,130)

Net Increase (Decrease) in Shares Outstanding	334,897	$4,779,663	(310,038)	$(4,589,240)

Year Ended October 31, 2013:
Sold	3,508,690	$43,966,355	466,834	$5,844,844
Reinvested	182,029	2,007,775	135,889	1,500,210
Redeemed	(3,252,888)	(40,693,776)	(1,649,737)	(20,321,724)

Net Increase (Decrease) in Shares Outstanding	437,831	$5,280,354	(1,047,014)	$(12,976,670)

Small Capitalization Growth
Six Months Ended April 30, 2014:
Sold	935,827	$14,993,597	133,989	$2,226,735
Redeemed	(550,690)	(8,837,875)	(252,827)	(4,217,147)

Net Increase (Decrease) in Shares Outstanding	385,137	$6,155,722	(118,838)	$(1,990,412)

Year Ended October 31, 2013:
Sold	1,853,306	$25,101,360	390,056	$5,363,019
Redeemed	(1,683,289)	(23,198,872)	(730,252)	(10,090,991)

Net Increase (Decrease) in Shares Outstanding	170,017	$1,902,488	(340,196)	$(4,727,972)

	Class A*		Class R		Class T
	Shares	Amount	Shares	Amount	Shares	Amount
Small Capitalization Value
Six Months Ended April 30, 2014:
Sold	471	$12,400	1,257,431	$33,592,277	9,974,676	$269,367,487
Reinvested	—	—	356,699	9,217,111	4,591,367	119,191,890
Redeemed	—	—	(577,706)	(15,367,212)	(5,808,079)	(156,468,792)

Net Increase (Decrease) in Shares Outstanding	471	$12,400	1,036,424	$27,442,176	8,757,964	$232,090,585

Year Ended October 31, 2013:
Sold	—	$—	1,560,059	$37,559,057	16,009,439	$383,451,472
Reinvested	—	—	152,585	3,180,695	1,961,190	41,058,043
Redeemed	—	—	(1,362,581)	(32,425,818)	(9,886,028)	(236,515,046)

Net Increase (Decrease) in Shares Outstanding	—	$—	350,063	$8,313,934	8,084,601	$187,994,469

*	Commencement of operations was February 14, 2014. As of April 30, 2014, Prudential Financial, Inc. through its affiliates owned 381 Class A shares.

The TARGET Portfolio Trust	163

	Class Q		Class R		Class T
	Shares	Amount	Shares	Amount	Shares	Amount
International Equity
Six Months Ended April 30, 2014:
Sold	909,248	$12,405,235	3,459,712	$47,109,705	189,903	$2,593,315
Reinvested	215,537	2,853,716	221,896	2,935,682	89,913	1,190,446
Redeemed	(195,030)	(2,652,786)	(1,591,186)	(21,691,841)	(377,125)	(5,130,927)

Net Increase (Decrease) in Shares Outstanding	929,755	$12,606,165	2,090,422	$28,353,546	(97,309)	$(1,347,166)

Year Ended October 31, 2013:
Sold	1,344,682	$16,686,727	6,394,524	$79,080,586	540,350	$6,640,099
Reinvested	263,373	3,065,660	258,463	3,008,506	129,618	1,508,753
Redeemed	(1,308,008)	(16,441,113)	(4,031,434)	(50,251,263)	(1,447,300)	(17,646,081)

Net Increase (Decrease) in Shares Outstanding	300,047	$3,311,274	2,621,553	$31,837,829	(777,332)	$(9,497,229)

Total Return Bond
Six months ended April 30, 2014:
Sold			3,930,170	$42,693,395	1,296,301	$14,165,512
Reinvested			137,009	1,484,256	144,849	1,583,560
Redeemed			(2,249,659)	(24,461,771)	(3,949,884)	(43,275,322)

Net Increase (Decrease) in Shares Outstanding			1,817,520	$19,715,880	(2,508,734)	$(27,526,250)

Year Ended October 31, 2013:
Sold			8,477,418	$93,840,129	4,437,394	$49,982,651
Reinvested			572,923	6,420,983	879,544	9,928,680
Redeemed			(4,674,691)	(51,655,857)	(10,705,223)	(118,442,308)

Net Increase (Decrease) in Shares Outstanding			4,375,650	$48,605,255	(5,388,285)	$(58,530,977)

	Class T
	Shares	Amount
Intermediate-Term Bond
Six Months Ended April 30, 2014:
Sold	1,653,996	$16,789,953
Reinvested	258,325	2,613,004
Redeemed	(2,180,812)	(22,142,281)

Net Increase (Decrease) in Shares Outstanding	(268,491)	$(2,739,324)

Year Ended October 31, 2013:
Sold	2,423,486	$25,377,628
Reinvested	530,434	5,608,463
Redeemed	(5,738,289)	(60,255,240)

Net Increase (Decrease) in Shares Outstanding	(2,784,369)	$(29,269,149)

164	The TARGET Portfolio Trust

	Class T
	Shares	Amount
Mortgage Backed Securities
Six Months Ended April 30, 2014:
Sold	437,881	$4,577,516
Reinvested	21,305	222,918
Redeemed	(433,882)	(4,538,144)

Net Increase (Decrease) in Shares Outstanding	25,304	$262,290

Year Ended October 31, 2013:
Sold	1,119,386	$11,870,969
Reinvested	83,488	885,344
Redeemed	(1,208,287)	(12,767,380)

Net Increase (Decrease) in Shares Outstanding	(5,413)	$(11,067)

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the line of credit during the six months ended April 30, 2014. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at April 30, 2014
Large Capitalization Growth	$538,000	1.42%	6	$—
Large Capitalization Value	352,000	1.42%	7	—
Small Capitalization Growth	410,000	1.42%	2	—

The TARGET Portfolio Trust	165

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2014(b)		Year Ended October 31,
			2013(b)	2012(b)	2011(b)	2010(b)	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.10		$14.70	$13.56	$12.76	$10.85	$10.11
Income (loss) from investment operations
Net investment income (loss)	(.04)		(.03)	(.01)	(.01)	(.01)	.05
Net realized and unrealized gain on investments	.71		4.46	1.15	.81	1.96	.76
Total from investment operations	.67		4.43	1.14	.80	1.95	.81
Less dividends and distributions
Dividends from net investment income	—		(.03)	—	—	(.04)	(.07)
Distributions from realized gains	(.98)		—	—	—	—	—
Total dividends and distributions	(.98)		(.03)	—	—	(.04)	(.07)
Net asset value, end of period	$18.79		$19.10	$14.70	$13.56	$12.76	$10.85

TOTAL RETURN(a)	3.63%		30.20%	8.41%	6.27%	17.99%	8.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$186,690		$176,200	$128,828	$112,255	$99,676	$70,097
Average net assets (000)	$184,529		$152,695	$121,998	$109,325	$84,636	$54,036
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.29	%(d)	1.31%	1.32%	1.34%	1.33%	1.36%
Expenses before waivers and/or expense reimbursements	1.54	%(d)	1.56%	1.57%	1.59%	1.58%	1.61%
Net investment income (loss)	(.46	)%(d)	(.22)%	(.07)%	(.08)%	(.08)%	.28%
Portfolio turnover rate	15	%(e)	92%	70%	97%	171%	243%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

166	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2014(b)		Year Ended October 31,
			2013(b)	2012(b)	2011(b)	2010(b)	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.33		$14.87	$13.70	$12.86	$10.93	$10.19
Income (loss) from investment operations
Net investment income	—	(f)	.09	.06	.06	.05	.10
Net realized and unrealized gain on investments	.72		4.47	1.16	.82	1.97	.76
Total from investment operations	.72		4.56	1.22	.88	2.02	.86
Less dividends and distributions
Dividends from net investment income	—		(.10)	(.05)	(.04)	(.09)	(.12)
Distributions from realized gains	(.98)		—	—	—	—	—
Total dividends and distributions	(.98)		(.10)	(.05)	(.04)	(.09)	(.12)
Net asset value, end of period	$19.07		$19.33	$14.87	$13.70	$12.86	$10.93

TOTAL RETURN(a)	3.85%		30.89%	8.92%	6.83%	18.55%	8.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$90,151		$92,189	$81,456	$92,149	$110,550	$124,122
Average net assets (000)	$93,100		$85,289	$87,434	$102,690	$116,806	$123,629
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.79	%(d)	.81%	.82%	.84%	.83%	.86%
Expenses before waivers and/or expense reimbursements	.79	%(d)	.81%	.82%	.84%	.83%	.86%
Net investment income	.04	%(d)	.32%	.44%	.44%	.45%	.84%
Portfolio turnover rate	15	%(e)	92%	70%	97%	171%	243%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.
(f)	Less than $.005.

See Notes to Financial Statements.

The TARGET Portfolio Trust	167

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2014(b)		Year Ended October 31,
			2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.15		$11.06	$9.92	$9.73	$8.79	$8.78
Income (loss) from investment operations
Net investment income	.16		.16	.16	.13	.11	.15
Net realized and unrealized gain on investments	1.04		3.10	1.13	.18	.98	.13
Total from investment operations	1.20		3.26	1.29	.31	1.09	.28
Less dividends from net investment income	(.16)		(.17)	(.15)	(.12)	(.15)	(.27)
Net asset value, end of period	$15.19		$14.15	$11.06	$9.92	$9.73	$8.79

TOTAL RETURN(a)	8.53%		29.86%	13.23%	3.19%	12.45%	3.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$193,587		$175,554	$132,434	$113,434	$97,308	$70,291
Average net assets (000)	$184,897		$153,243	$121,917	$108,407	$84,613	$53,491
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.29	%(d)	1.30%	1.31%	1.33%	1.31%	1.33%
Expenses before waivers and/or expense reimbursements	1.54	%(d)	1.55%	1.56%	1.58%	1.56%	1.58%
Net investment income	2.18	%(d)	1.25%	1.53%	1.30%	1.21%	1.96%
Portfolio turnover rate	15	%(e)	37%	75%	43%	32%	104%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

168	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2014(b)		Year Ended October 31,
			2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.23		$11.12	$9.97	$9.78	$8.83	$8.82
Income (loss) from investment operations
Net investment income	.20		.22	.21	.18	.16	.20
Net realized and unrealized gain on investments	1.04		3.11	1.14	.18	.98	.12
Total from investment operations	1.24		3.33	1.35	.36	1.14	.32
Less dividends from net investment income	(.22)		(.22)	(.20)	(.17)	(.19)	(.31)
Net asset value, end of period	$15.25		$14.23	$11.12	$9.97	$9.78	$8.83

TOTAL RETURN(a)	8.83%		30.48%	13.86%	3.62%	13.00%	4.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$90,739		$89,086	$81,281	$87,171	$109,097	$128,187
Average net assets (000)	$90,083		$84,172	$84,322	$99,621	$119,520	$129,379
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.79	%(d)	.80%	.81%	.83%	.81%	.83%
Expenses before waivers and/or expense reimbursements	.79	%(d)	.80%	.81%	.83%	.81%	.83%
Net investment income	2.68	%(d)	1.77%	2.03%	1.80%	1.74%	2.64%
Portfolio turnover rate	15	%(e)	37%	75%	43%	32%	104%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

The TARGET Portfolio Trust	169

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.42		$11.56	$10.97	$9.66	$7.71	$7.17
Income (loss) from investment operations
Net investment loss	(.05)		(.04)	(.09)	(.07)	(.05)	(.04)
Net realized and unrealized gain (loss) on investments	(.06)		3.90	.68	1.38	2.00	.58
Total from investment operations	(.11)		3.86	.59	1.31	1.95	.54
Capital contributions	—		—	—	—	— (c)	—
Net asset value, end of period	$15.31		$15.42	$11.56	$10.97	$9.66	$7.71

TOTAL RETURN(a)	(.71)%		33.39%	5.38%	13.56%	25.29%	7.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$91,604		$86,336	$62,731	$52,325	$41,025	$28,129
Average net assets (000)	$92,946		$75,602	$57,399	$47,547	$35,238	$22,037
Ratios to average net assets(b)
Expenses after waivers and/or expense reimbursements	1.36	%(d)	1.38%	1.42%	1.44%	1.46%	1.52%
Expenses before waivers and/or expense reimbursements	1.61	%(d)	1.63%	1.67%	1.69%	1.71%	1.77%
Net investment loss	(.84	)%(d)	(.35)%	(.93)%	(.80)%	(.72)%	(.77)%
Portfolio turnover rate	59	%(e)	50%	71%	92%	64%	92%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

170	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.96		$11.90	$11.24	$9.84	$7.82	$7.25
Income (loss) from investment operations
Net investment income (loss)	(.02)		.03	(.04)	(.02)	(.01)	(.02)
Net realized and unrealized gain (loss) on investments	(.06)		4.03	.70	1.42	2.03	.60
Total from investment operations	(.08)		4.06	.66	1.40	2.02	.58
Less dividends from net investment income	—		—	—	—	—	(.01)
Capital contributions	—		—	—	—	— (c)	—
Net asset value, end of period	$15.88		$15.96	$11.90	$11.24	$9.84	$7.82

TOTAL RETURN(a)	(.50)%		34.12%	5.87%	14.23%	25.83%	8.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$42,239		$44,341	$37,110	$43,838	$51,777	$52,671
Average net assets (000)	$45,393		$41,144	$40,486	$50,339	$53,128	$51,109
Ratios to average net assets(b)
Expenses after waivers and/or expense reimbursements	.86	%(d)	.88%	.92%	.94%	.96%	1.02%
Expenses before waivers and/or expense reimbursements	.86	%(d)	.88%	.92%	.94%	.96%	1.02%
Net investment income (loss)	(.33	)%(d)	.17%	(.44)%	(.29)%	(.18)%	(.26)%
Portfolio turnover rate	59	%(e)	50%	71%	92%	64%	92%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

The TARGET Portfolio Trust	171

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class A
	February 14, 2014(d) through April 30, 2014(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.26
Income (loss) from investment operations
Net investment income	.05
Net realized and unrealized gain on investments	.49
Total from investment operations	.54
Net asset value, end of period	$26.80

TOTAL RETURN(a)	2.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$13
Average net assets (000)	$10
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.92	%(e)
Expenses before waivers and/or expense reimbursements	.97	%(e)
Net investment income	.91	%(e)
Portfolio turnover rate	32	%(f)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

172	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2014(b)		Year Ended October 31,
			2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$27.48		$21.21	$20.17	$18.80	$15.41	$14.10
Income (loss) from investment operations
Net investment income	.09		.20	.19	.11	.10	.13
Net realized and unrealized gain on investments	1.12		6.87	1.65	1.35	3.41	1.42
Total from investment operations	1.21		7.07	1.84	1.46	3.51	1.55
Less dividends and distributions
Dividends from net investment income	(.15)		(.19)	(.14)	(.09)	(.12)	(.16)
Distributions from net realized gains	(1.91)		(.61)	(.66)	—	—	(.08)
Total dividends and distributions	(2.06)		(.80)	(.80)	(.09)	(.12)	(.24)
Net asset value, end of period	$26.63		$27.48	$21.21	$20.17	$18.80	$15.41

TOTAL RETURN(a)	4.64%		34.55%	9.51%	7.75%	22.93%	11.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$142,990		$119,047	$84,483	$69,790	$52,587	$33,574
Average net assets (000)	$127,971		$99,668	$76,205	$63,352	$43,680	$26,425
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.17	%(d)	1.17%	1.18%	1.21%	1.26%	1.30%
Expenses before waivers and/or expense reimbursements	1.42	%(d)	1.42%	1.43%	1.46%	1.51%	1.55%
Net investment income	.65	%(e)	.83%	.92%	.55%	.57%	.96%
Portfolio turnover rate	32	%(e)	40%	37%	44%	33%	48%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

The TARGET Portfolio Trust	173

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2014(b)		Year Ended October 31,
			2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$27.71		$21.39	$20.33	$18.95	$15.51	$14.21
Income (loss) from investment operations
Net investment income	.15		.32	.29	.22	.19	.20
Net realized and unrealized gain on investments	1.15		6.91	1.67	1.34	3.45	1.41
Total from investment operations	1.30		7.23	1.96	1.56	3.64	1.61
Less dividends and distributions
Dividends from net investment income	(.28)		(.30)	(.24)	(.18)	(.20)	(.23)
Distributions from net realized gains	(1.91)		(.61)	(.66)	—	—	(.08)
Total dividends and distributions	(2.19)		(.91)	(.90)	(.18)	(.20)	(.31)
Net asset value, end of period	$26.82		$27.71	$21.39	$20.33	$18.95	$15.51

TOTAL RETURN(a)	4.91%		35.16%	10.11%	8.22%	23.64%	11.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,805,048		$1,622,779	$1,079,475	$890,245	$800,761	$538,202
Average net assets (000)	$1,752,820		$1,342,995	$1,000,086	$872,587	$674,452	$439,058
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.67	%(d)	.67%	.68%	.71%	.76%	.80%
Expenses before waivers and/or expense reimbursements	.67	%(d)	.67%	.68%	.71%	.76%	.80%
Net investment income	1.16	%(d)	1.32%	1.42%	1.06%	1.07%	1.46%
Portfolio turnover rate	32	%(e)	40%	37%	44%	33%	48%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

174	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class Q
	Six Months Ended April 30, 2014(e)		Year Ended October 31,		March 1, 2011(b), through October 31, 2011(e)
			2013(e)	2012(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.77		$11.42	$11.10	$12.56
Income (loss) from investment operations
Net investment income	.16		.27	.27	.26
Net realized and unrealized gain (loss) on investments	.25		2.37	.32	(1.72)
Total from investment operations	.41		2.64	.59	(1.46)
Less dividends from net investment income	(.26)		(.29)	(.27)	—
Net asset value, end of period	$13.92		$13.77	$11.42	$11.10

TOTAL RETURN(a)	3.07%		23.57%	5.60%	(11.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$164,044		$149,490	$120,574	$108,378
Average net assets (000)	$154,833		$135,226	$110,908	$94,827
Ratios to average net assets(f)
Expenses after waivers and/or expense reimbursements	.81	%(c)	.82%	.84%	.87	%(c)
Expenses before waivers and/or expense reimbursements	.81	%(c)	.82%	.84%	.87	%(c)
Net investment income	2.31	%(c)	2.15%	2.51%	3.21	%(c)
Portfolio turnover rate	14	%(d)	26%	16%	19	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

The TARGET Portfolio Trust	175

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Six Months Ended April 30, 2014(b)		Year Ended October 31,
			2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.69		$11.36	$11.02	$11.84	$10.78	$8.99
Income (loss) from investment operations
Net investment income	.12		.19	.21	.22	.14	.13
Net realized and unrealized gain (loss) on investments	.24		2.36	.32	(.90)	1.00	2.08
Total from investment operations	.36		2.55	.53	(.68)	1.14	2.21
Less dividends from net investment income	(.18)		(.22)	(.19)	(.14)	(.11)	(.42)
Capital Contributions	—		—	—	—	.03	—
Net asset value, end of period	$13.87		$13.69	$11.36	$11.02	$11.84	$10.78

TOTAL RETURN(a)	2.71%		22.83%	5.01%	(5.84)%	10.93%	26.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$247,146		$215,215	$148,857	$108,715	$79,234	$57,184
Average net assets (000)	$228,552		$179,681	$125,953	$93,879	$68,032	$43,233
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.41	%(d)	1.44%	1.45%	1.48%	1.54%	1.51%
Expenses before waivers and/or expense reimbursements	1.66	%(d)	1.69%	1.70%	1.73%	1.79%	1.76%
Net investment income	1.74	%(d)	1.53%	1.91%	1.87%	1.29%	1.46%
Portfolio turnover rate	14	%(e)	26%	16%	19%	41%	38%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

176	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Six Months Ended April 30, 2014(b)		Year Ended October 31,
			2013(b)	2012(b)	2011(b)	2010(b)	2009(b)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.75		$11.41	$11.08	$11.90	$10.83	$9.03
Income (loss) from investment operations
Net investment income	.15		.25	.26	.30	.19	.17
Net realized and unrealized gain (loss) on investments	.26		2.37	.32	(.93)	1.01	2.10
Total from investment operations	.41		2.62	.58	(.63)	1.20	2.27
Less dividends from net investment income	(.25)		(.28)	(.25)	(.19)	(.16)	(.47)
Capital Contributions	—		—	—	—	.03	—
Net asset value, end of period	$13.91		$13.75	$11.41	$11.08	$11.90	$10.83

TOTAL RETURN(a)	3.04%		23.39%	5.52%	(5.36)%	11.45%	26.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$67,614		$68,194	$65,450	$74,592	$98,978	$119,006
Average net assets (000)	$67,193		$65,268	$67,572	$112,082	$106,108	$110,053
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.91	%(d)	.94%	.95%	.98%	1.04%	1.01%
Expenses before waivers and/or expense reimbursements	.91	%(d)	.94%	.95%	.98%	1.04%	1.01%
Net investment income	2.15	%(d)	2.02%	2.39%	2.47%	1.75%	1.94%
Portfolio turnover rate	14	%(e)	26%	16%	19%	41%	38%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

The TARGET Portfolio Trust	177

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010	2010

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$10.92		$11.51	$10.94	$11.34	$10.93	$9.86
Income (loss) from investment operations
Net investment income	.04		.12	.21	.26	.30	.42
Net realized and unrealized gain (loss) on investments	.04		(.33)	.59	(.03)	.68	1.82
Total from investment operations	.08		(.21)	.80	.23	.98	2.24
Less dividends and distributions
Dividends from net investment income	(.07)		(.17)	(.23)	(.27)	(.30)	(.62)
Distributions from net realized gains	—		(.21)	—	(.36)	(.27)	(.55)
Total dividends and distributions	(.07)		(.38)	(.23)	(.63)	(.57)	(1.17)
Capital Contributions(b)	—		—	—	—	— (f)	—
Net asset value, end of period	$10.93		$10.92	$11.51	$10.94	$11.34	$10.93

TOTAL RETURN(a)	.74%		(1.86)%	7.42%	2.24%	9.33%	24.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$239,902		$219,719	$181,334	$127,837	$102,992	$71,457
Average net assets (000)	$229,753		$198,973	$154,728	$117,927	$86,806	$56,103
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	1.15	%(g)	1.14%	1.13%	1.15%	1.17%	1.32	%(d)
Expenses before waivers and/or expense reimbursements	1.40	%(g)	1.39%	1.38%	1.40%	1.42%	1.57	%(e)
Net investment income	.77	%(g)	1.09%	1.92%	2.50%	2.79%	4.20%
Portfolio turnover rate	532	%(h)	500%	308%	243%	369%	657%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The annualized expense ratio without interest expense would have been 1.30% for the year ended October 31, 2009.
(e)	The annualized expense ratio without interest expense would have been 1.55% for the year ended October 31, 2009.
(f)	Less than $0.005 per share.
(g)	Annualized.
(h)	Not Annualized.

See Notes to Financial Statements.

178	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010	2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.00		$11.60	$11.02	$11.42	$11.01	$9.93
Income (loss) from investment operations
Net investment income	.07		.18	.28	.33	.36	.47
Net realized and unrealized gain (loss) on investments	.04		(.35)	.59	(.04)	.68	1.84
Total from investment operations	.11		(.17)	.87	.29	1.04	2.31
Less dividends and distributions
Dividends from net investment income	(.10)		(.22)	(.29)	(.33)	(.36)	(.68)
Distributions from net realized gains	—		(.21)	—	(.36)	(.27)	(.55)
Total dividends and distributions	(.10)		(.43)	(.29)	(.69)	(.63)	(1.23)
Capital Contributions(e)	—		—	—	—	— (d)	—
Net asset value, end of period	$11.01		$11.00	$11.60	$11.02	$11.42	$11.01

TOTAL RETURN(a)	.99%		(1.43)%	8.01%	2.76%	9.82%	25.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$166,624		$193,978	$267,095	$254,598	$266,960	$217,784
Average net assets (000)	$178,918		$246,978	$260,059	$249,230	$242,590	$198,247
Ratios to average net assets(b)
Expenses after waivers and/or expense reimbursements	.65	%(f)	.64%	.63%	.65%	.67%	.82	%(c)
Expenses before waivers and/or expense reimbursements	.65	%(f)	.64%	.63%	.65%	.67%	.82	%(c)
Net investment income	1.26	%(f)	1.59%	2.46%	2.99%	3.28%	4.71%
Portfolio turnover rate	532	%(g)	500%	308%	243%	369%	657%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(d)	Less than $0.005 per share.
(e)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.
(f)	Annualized.
(g)	Not Annualized.

See Notes to Financial Statements.

The TARGET Portfolio Trust	179

Financial Highlights (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010		2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.30		$10.85	$10.50	$10.96	$10.85		$10.27
Income (loss) from investment operations
Net investment income	.11		.25	.27	.27	.27		.36
Net realized and unrealized gain (loss) on investments	(.07)		(.40)	.56	— (b)	.66		1.27
Total from investment operations	.04		(.15)	.83	.27	.93		1.63
Less dividends and distributions
Dividends from net investment income	(.15)		(.22)	(.42)	(.36)	(.28)		(.42)
Distributions from net realized gains	(.06)		(.18)	(.06)	(.37)	(.54)		(.63)
Total dividends and distributions	(.21)		(.40)	(.48)	(.73)	(.82)		(1.05)
Capital Contributions(e)	—		—	—	—	—	(b)	—
Net asset value, end of period	$10.13		$10.30	$10.85	$10.50	$10.96		$10.85

TOTAL RETURN(a)	.32%		(1.41)%	8.13%	2.70%	9.07%		17.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$127,020		$131,981	$169,193	$182,371	$248,817		$245,517
Average net assets (000)	$128,589		$149,452	$177,149	$210,348	$247,716		$218,911
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.78	%(f)	.71%	.66%	.66%	.66	%(d)	.74	%(d)
Expenses before waivers and/or expense reimbursements	.78	%(f)	.71%	.66%	.66%	.66	%(d)	.74	%(d)
Net investment income	2.14	%(f)	2.33%	2.50%	2.61%	2.53%		3.47%
Portfolio turnover rate	182	%(g)	193%	175%	392%	938%		527%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The annualized expense ratio without interest expense would have been .64% and .69%, respectively, for the years ended October 31, 2010 and 2009.
(e)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.
(f)	Annualized.
(g)	Not Annualized.

See Notes to Financial Statements.

180	The TARGET Portfolio Trust

Financial Highlights (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010		2009

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.50		$10.83	$10.68	$10.60	$9.96		$9.26
Income (loss) from investment operations
Net investment income	.04		.15	.29	.49	.54		.70
Net realized and unrealized gain (loss) on investments	.11		(.26)	.20	.05	.64		.74
Total from investment operations	.15		(.11)	.49	.54	1.18		1.44
Less dividends from net investment income	(.06)		(.22)	(.34)	(.46)	(.54)		(.74)
Net asset value, end of period	$10.59		$10.50	$10.83	$10.68	$10.60		$9.96

TOTAL RETURN(a)	1.40%		(.97)%	4.64%	5.26%	12.13%		16.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$42,853		$42,218	$43,605	$35,281	$36,157		$41,112
Average net assets (000)	$42,308		$43,290	$42,171	$34,208	$38,594		$44,081
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursements	.97	%(e)	.93%	.93%	1.03%	.88	%(b)	1.07	%(b)
Expenses before waivers and/or expense reimbursements	.97	%(e)	.93%	.93%	1.03%	.88	%(b)	1.07	%(b)
Net investment income	.83	%(e)	1.39%	2.70%	4.65%	5.23%		7.35%
Portfolio turnover rate(d)	582	%(f)	990%	847%	670%	646%		425%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been .87% and .79%, respectively, for the years ended October 31, 2010 and 2009.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

The TARGET Portfolio Trust	181

Board Approval of a New Subadvisory Agreement: Target Small Capitalization Value Portfolio

The Board of Trustees (the Board) of the Target Portfolio Trust (the Trust) consists of twelve (12) individuals, ten (10) of whom are Independent Trustees. The Target Small Capitalization Value Portfolio (the Portfolio) is a series of the Trust. The Board is responsible for the oversight of the Portfolio and its operations, and performs the various duties imposed on the trustees of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act).

As required by the 1940 Act, at an in-person meeting of the Board held on December 3-5, 2013, the Board, including all of the Independent Trustees, considered and approved a new subadvisory agreement with Sterling Capital Management LLC (Sterling or the Subadviser), which would serve as a sixth subadviser for the Portfolio to complement EARNEST Partners, LLC, J.P. Morgan Investment Management, Inc., Lee Munder Capital Group LLC, NFJ Investment Group LLC and Vaughan Nelson Investment Management, L.P., the current subadvisers for the Portfolio.

In approving the agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadviser; any relevant comparable performance information; the fees proposed to be paid by Prudential Investments LLC (the Manager) to the Subadviser under the agreement; and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on December 3-5, 2013. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreement.

The Trustees determined that the overall arrangements between the Manager and the Subadviser, which will serve as a subadviser to the Portfolio pursuant to the terms of a subadvisory agreement, are in the best interests of the Portfolio and its shareholders in light of the services to be performed and the fees to be charged under the agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreement are separately discussed below.

The TARGET Portfolio Trust

Board Approval of a New Subadvisory Agreement: Target Small Capitalization Value Portfolio (continued)

Nature, Quality and Extent of Services

The Board noted that it had received and considered information regarding the nature and extent of services currently provided to the Portfolio by EARNEST Partners, J.P. Morgan, Lee Munder, NFJ and Vaughan Nelson under the current subadvisory agreements at the meetings on June 5-7, 2013. The Board also noted that the nature and extent of services that would be provided by Sterling under the new subadvisory agreement were identical in all material respects to those provided by the current subadvisers.

With respect to the quality of services, the Board considered, among other things, the background and experience of the Sterling management team and compliance personnel. The Board met with representatives from Sterling and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the portion of the Portfolio allocated to Sterling. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Sterling. The Board noted that it received a favorable compliance report from the Portfolio’s Chief Compliance Officer (CCO) as to Sterling.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by Sterling and that there was a reasonable basis on which to conclude that the Portfolio would benefit from the additional subadvisory services to be provided by Sterling under the new subadvisory agreement.

Performance of the Portfolio

The Board considered the performance of other accounts managed by Sterling utilizing an investment style and strategy similar to that proposed for the Portfolio. The Board concluded that it was satisfied with the performance record of Sterling in the proposed strategy.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rate of 0.40% of all assets subadvised by Sterling that would be payable by the Manager to Sterling under the proposed new subadvisory agreement. The Board also considered, among other things, the fee rates payable to Sterling by other funds with investment objectives and strategies similar to those of the Portfolio. The Board concluded that the proposed subadvisory fee rate was reasonable.

The TARGET Portfolio Trust

Subadviser’s Profitability

Because the engagement of Sterling is new, there is no historical profitability with regard to its arrangements with the Portfolio. As a result, the Board did not consider this factor. The Board noted that the level of profitability of a subadviser not affiliated with the Manager, such as Sterling, may not be as significant as the Manager’s profitability given the arm’s-length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee. The Board noted that profitability would be reviewed annually in connection with the review of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee rate payable to Sterling by the Manager did not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board considered the potential for Sterling to experience economies of scale as the amount of assets of the Portfolio managed by Sterling increased in size. The Board noted that it would review economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by Sterling and its affiliates as a result of their relationships with the Portfolio. The Board concluded that any potential benefits to be derived by Sterling, which included the ability to use soft dollar credits, brokerage commissions received by affiliates of Sterling, potential access to additional research resources, larger assets under management and benefits to their respective reputations, were consistent with the types of benefits generally derived by subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreement was in the best interests of the Portfolio and its shareholders.

The TARGET Portfolio Trust

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of The Target Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Brown Advisory, LLC	901 S. Bond Street Suite 400 Baltimore, MD 21231

	Eagle Asset Management	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Emerald Mutual Fund Advisers Trust	3175 Oregon Pike Leola, PA 17540

	Epoch Investment Partners, Inc.	399 Park Avenue New York, NY 10022

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street 39th Floor Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	245 Park Avenue New York, NY 10167

	Lee Munder Capital Group LLC	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Massachusetts Financial Services Company	111 Huntington Avenue Boston, MA 02199

	NFJ Investment Group LLC	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	650 Newport Center Drive Newport Beach, CA 92660

	Sterling Capital Management LLC (as of January 2014)	Two Morrocroft Centre 4064 Colony Road Suite 300 Charlotte, NC 28211

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	280 Congress Street Boston, MA 02110

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Trust carefully before investing. The prospectus and summary prospectuses contain this and other information about the Trust. An investor may obtain a prospectus and summary prospectuses by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectuses and summary prospectuses should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The Target Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

THE TARGET PORTFOLIO TRUST	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Total Return Bond (Class T)	TATBX	875921884
Large Capitalization Growth (Class T)	TALGX	875921207	Mortgage-Backed Securities (Class T)	TGMBX	875921702
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class T)	TASGX	875921405	Large Capitalization Value (Class T)	TALVX	875921108
International Equity (Class Q)	TIEQX	875921793	Small Capitalization Value (Class A)	TSVAX	875921785
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class T)	TAIEX	875921504	Small Capitalization Value (Class T)	TASVX	875921306
Total Return Bond (Class R)	TTBRX	875921819	Intermediate-Term Bond (Class T)	TAIBX	875921801

TMF158E2    0263099-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2014